UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21475

                                                     RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                     Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jay Jackson, Esq.

50 South Sixth Street, Suite 2350

                                             Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7132

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

June 30, 2017 (Unaudited)

Shares		Value

Common Stocks — 97.53%
Consumer Discretionary — 10.47%
11,890	Bright Horizons Family Solutions, Inc.*	$918,027
27,780	Core-Mark Holding Co., Inc.	918,407
15,190	Dorman Products, Inc.*	1,257,276
14,350	Gentherm, Inc.*	556,780
24,420	G-III Apparel Group Ltd.*	609,279
30,940	LKQ Corp.*	1,019,473
15,690	Monro Muffler Brake, Inc.	655,057
4,200	Panera Bread Co., Class A*	1,321,488
20,060	Tractor Supply Co.	1,087,453

		8,343,240

Consumer Staples — 6.10%
8,660	Casey’s General Stores, Inc.	927,573
24,470	Church & Dwight Co., Inc.	1,269,504
9,300	PriceSmart, Inc.	814,680
13,200	TreeHouse Foods, Inc.*	1,078,308
20,980	United Natural Foods, Inc.*	769,966

		4,860,031

Energy — 0.43%
15,140	Oceaneering International, Inc.	345,798

Financials — 9.96%
6,110	Affiliated Managers Group, Inc.	1,013,405
20,630	Eagle Bancorp, Inc.*	1,305,879
20,230	FirstCash, Inc.	1,179,409
26,180	PRA Group, Inc.*	992,222
20,610	Raymond James Financial, Inc.	1,653,334
14,780	RLI Corp.	807,284
6,880	Signature Bank*	987,486

		7,939,019

Health Care — 25.51%
8,640	Abiomed, Inc.*	1,238,112
8,270	Bio-Techne Corp.	971,725
16,720	Cantel Medical Corp.	1,302,655
11,400	Charles River Laboratories International, Inc.*	1,153,110
6,310	IDEXX Laboratories, Inc.*	1,018,560
20,920	Integer Holdings Corp.*	904,790
27,680	Integra LifeSciences Holdings Corp.*	1,508,837
7,040	Laboratory Corp. of America Holdings*	1,085,146
18,120	Medidata Solutions, Inc.*	1,416,984
3,070	Mettler-Toledo International, Inc.*	1,806,818
15,870	NuVasive, Inc.*	1,220,720
12,010	PAREXEL International Corp.*	1,043,789
18,350	Prestige Brands Holdings, Inc.*	969,064

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

11,670	STERIS Plc	$951,105
9,200	Varian Medical Systems, Inc.*	949,348
8,210	Waters Corp.*	1,509,326
13,540	West Pharmaceutical Services, Inc.	1,279,801

		20,329,890

Industrials — 15.59%
19,030	Advisory Board Co., (The)*	980,045
14,990	Clean Harbors, Inc.*	836,892
37,050	Copart, Inc.*	1,177,820
15,680	Flowserve Corp.	728,022
9,850	Landstar System, Inc.	843,160
7,840	Middleby Corp. (The)*	952,638
10,940	MSC Industrial Direct Co., Inc., Class A	940,402
10,870	Multi-Color Corp.	886,992
11,090	Stericycle, Inc.*	846,389
8,110	Teledyne Technologies, Inc.*	1,035,242
13,140	Wabtec Corp.	1,202,310
10,130	WageWorks, Inc.*	680,736
19,380	Woodward, Inc.	1,309,700

		12,420,348

Information Technology — 22.19%
9,060	ANSYS, Inc.*	1,102,421
24,750	Bottomline Technologies (DE), Inc.*	635,827
20,970	Cardtronics Plc*	689,074
5,840	F5 Networks, Inc.*	742,030
19,490	Global Payments, Inc.	1,760,337
11,780	Guidewire Software, Inc.*	809,404
17,780	Inphi Corp.*	609,854
11,760	Jack Henry & Associates, Inc.	1,221,511
19,150	Manhattan Associates, Inc.*	920,349
7,530	MercadoLibre, Inc.	1,889,126
17,600	National Instruments Corp.	707,872
11,940	SPS Commerce, Inc.*	761,294
21,840	Synopsys, Inc.*	1,592,791
5,210	Tyler Technologies, Inc.*	915,241
6,080	Ultimate Software Group, Inc. (The)*	1,277,165
10,480	WEX, Inc.*	1,092,750
9,560	Zebra Technologies Corp., Class A*	960,971

		17,688,017

Materials — 4.67%
12,600	AptarGroup, Inc.	1,094,436
13,980	Balchem Corp.	1,086,386
16,130	HB Fuller Co.	824,404

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

9,870	Reliance Steel & Aluminum Co.	$718,635

		3,723,861

Real Estate — 2.61%
8,630	CoreSite Realty Corp. REIT	893,464
23,250	Healthcare Trust of America, Inc. REIT, Class A	723,307
17,730	Tanger Factory Outlet Centers, Inc. REIT	460,625

		2,077,396

Total Common Stocks		77,727,600

(Cost $59,174,237)
Investment Company — 2.52%
2,012,911	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	2,012,911

Total Investment Company		2,012,911

(Cost $2,012,911)

Total Investments		$79,740,511
(Cost $61,187,148)(b) — 100.05%

Liabilities in excess of other assets — (0.05)%		(40,857)

NET ASSETS — 100.00%		$79,699,654

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

June 30, 2017 (Unaudited)

Shares		Value

Common Stocks — 98.33%
Consumer Discretionary — 20.76%
47,816	American Outdoor Brands Corp.*	$1,059,602
83,638	Delta Apparel, Inc.*	1,855,091
297,870	Destination XL Group, Inc.*	699,995
26,640	Grand Canyon Education, Inc.*	2,088,842
66,380	Gray Television, Inc.*	909,406
47,690	Kona Grill, Inc.*	176,453
53,870	Lakeland Industries, Inc.*	781,115
42,580	Libbey, Inc.	343,195
58,714	Malibu Boats, Inc., Class A*	1,518,931
14,150	Motorcar Parts of America, Inc.*	399,596
4,450	Red Robin Gourmet Burgers, Inc.*	290,363
107,150	Salem Media Group, Inc.	760,765
43,080	Superior Uniform Group, Inc.	962,838
130,390	Tandy Leather Factory, Inc.*	1,160,471
50,410	Universal Electronics, Inc.*	3,369,909
174,792	ZAGG, Inc.*	1,511,951

		17,888,523

Consumer Staples — 1.85%
16,520	John B Sanfilippo & Son, Inc.	1,042,577
37,330	Landec Corp.*	554,351

		1,596,928

Energy — 4.26%
136,950	Callon Petroleum Co.*	1,453,039
44,640	Gulfport Energy Corp.*	658,440
120,030	Ring Energy, Inc.*	1,560,390

		3,671,869

Financials — 19.50%
19,020	Atlas Financial Holdings, Inc.*	283,398
85,059	CoBiz Financial, Inc.	1,480,026
208,940	Compass Diversified Holdings	3,646,003
40,450	First Bancorp/Southern Pines, NC	1,264,467
35,010	German American Bancorp, Inc.	1,193,491
52,803	Heritage Financial Corp.	1,399,279
34,626	Mercantile Bank Corp.	1,090,026
50,724	Northrim BanCorp, Inc.	1,542,009
56,322	Pacific Premier Bancorp, Inc.*	2,078,282
32,110	Preferred Bank/Los Angeles, CA	1,716,922
40,910	State Bank Financial Corp.	1,109,479

		16,803,382

Health Care — 2.26%
17,650	Exactech, Inc.*	525,970

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

21,400	SurModics, Inc.*	$602,410
13,600	US Physical Therapy, Inc.	821,440

		1,949,820

Industrials — 28.62%
9,490	Air Transport Services Group, Inc.*	206,692
35,980	AZZ, Inc.	2,007,684
74,070	Broadwind Energy, Inc.*	373,313
62,248	Casella Waste Systems, Inc., Class A*	1,021,490
112,135	Columbus McKinnon Corp.	2,850,472
53,040	Ducommun, Inc.*	1,675,003
47,230	Ennis, Inc.	902,093
31,557	Greenbrier Cos., Inc. (The)	1,459,511
187,450	Hudson Technologies, Inc.*	1,583,953
34,770	InnerWorkings, Inc.*	403,332
20,420	Insteel Industries, Inc.	673,247
30,627	Lydall, Inc.*	1,583,416
15,470	Marten Transport Ltd.	423,878
67,290	NN, Inc.	1,847,111
23,463	NV5 Global, Inc.*	997,177
3,955	Old Dominion Freight Line, Inc.	376,674
53,716	Patrick Industries, Inc.*	3,913,210
72,290	PGT, Inc.*	925,312
138,600	Radiant Logistics, Inc.*	745,668
2,150	Sun Hydraulics Corp.	91,741
36,860	Supreme Industries, Inc., Class A	606,347

		24,667,324

Information Technology — 11.24%
6,922	Aspen Technology, Inc.*	382,510
50,960	CYREN Ltd.*	104,468
84,221	Glu Mobile, Inc.*	210,553
150,050	Mitek Systems, Inc.*	1,260,420
78,310	Novanta, Inc.*	2,819,160
23,470	PC Connection, Inc.	635,098
105,810	Sapiens International Corp.*	1,184,014
66,892	TESSCO Technologies, Inc.	889,663
10,430	Tyler Technologies, Inc.*	1,832,238
8,325	Vishay Precision Group, Inc.*	144,023
113,922	Xplore Technologies Corp.*	222,148

		9,684,295

Materials — 6.47%
23,910	FutureFuel Corp.	360,802
38,217	Koppers Holdings, Inc.*	1,381,544
193,920	OMNOVA Solutions, Inc.*	1,890,720
99,588	Universal Stainless & Alloy Products, Inc.*	1,941,966

		5,575,032

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Real Estate — 2.34%
40,820	Community Healthcare Trust, Inc., REIT	$1,044,584
14,817	Gramercy Property Trust, REIT	440,213
17,930	LaSalle Hotel Properties REIT	534,314

		2,019,111

Utilities — 1.03%
18,300	Unitil Corp.	884,073

Total Common Stocks		84,740,357

(Cost $45,727,708)
Rights/Warrants — 0.22%
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19*(a)	0
1,703	US Concrete, Inc. Warrants, Expire 8/31/17*	96,322
1,703	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	89,527

Total Rights/Warrants		185,849

(Cost $0)
Exchange Traded Funds — 0.41%
6,470	SPDR S&P Regional Banking	355,527

Total Exchange Traded Funds		355,527

(Cost $128,547)
Investment Company — 0.22%
188,405	U.S. Government Money Market Fund, RBC Institutional Class 1(b)	188,405

Total Investment Company		188,405

(Cost $188,405)

Total Investments		$85,470,138
(Cost $46,044,660)(c) — 99.18%

Other assets in excess of liabilities — 0.82%		709,161

NET ASSETS — 100.00%		$86,179,299

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2017 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	Affiliated investment.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

June 30, 2017 (Unaudited)

Shares		Value

Common Stocks — 98.66%
Consumer Discretionary — 20.09%
170,792	American Outdoor Brands Corp.*	$3,784,751
68,460	Carriage Services, Inc.	1,845,682
14,920	Cavco Industries, Inc.*	1,934,378
586,000	Destination XL Group, Inc.*	1,377,100
141,004	Fox Factory Holding Corp.*	5,019,742
88,130	Grand Canyon Education, Inc.*	6,910,273
247,708	Gray Television, Inc.*	3,393,600
7,170	Helen of Troy Ltd.*	674,697
70,620	Kona Grill, Inc.*	261,294
73,490	LCI Industries	7,525,376
117,676	Libbey, Inc.	948,468
141,049	Malibu Boats, Inc., Class A*	3,648,938
68,280	Motorcar Parts of America, Inc.*	1,928,227
87,172	Steven Madden Ltd.*	3,482,521
57,308	Unifi, Inc.*	1,765,086
138,593	Universal Electronics, Inc.*	9,264,942
365,257	ZAGG, Inc.*	3,159,473

		56,924,548

Consumer Staples — 0.50%
95,570	Landec Corp.*	1,419,215

Energy — 3.80%
217,720	Callon Petroleum Co.*	2,310,009
112,020	Gulfport Energy Corp.*	1,652,295
349,511	Ring Energy, Inc.*	4,543,643
69,840	RSP Permian, Inc.*	2,253,737

		10,759,684

Financials — 18.56%
118,200	AMERISAFE, Inc.	6,731,490
43,910	AmTrust Financial Services, Inc.	664,797
9,180	BancFirst Corp.	886,788
92,710	Chemical Financial Corp.	4,488,091
33,770	Community Bank System, Inc.	1,883,353
574,250	Compass Diversified Holdings	10,020,663
64,119	Hanmi Financial Corp.	1,824,185
135,230	National General Holdings Corp.	2,853,353
113,576	Pacific Premier Bancorp, Inc.*	4,190,954
30,870	Pinnacle Financial Partners, Inc.	1,938,636
33,100	ProAssurance Corp.	2,012,480
110,840	Safeguard Scientifics, Inc.*	1,318,996
54,380	Texas Capital Bancshares, Inc.*	4,209,012
187,600	United Community Banks, Inc.	5,215,280
56,640	Wintrust Financial Corp.	4,329,562

		52,567,640

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Health Care — 6.71%
114,290	Emergent BioSolutions, Inc.*	$3,875,574
97,140	Globus Medical, Inc., Class A*	3,220,191
33,750	Masimo Corp.*	3,077,325
13,070	US Physical Therapy, Inc.	789,428
85,220	West Pharmaceutical Services, Inc.	8,054,994

		19,017,512

Industrials — 28.13%
625,660	ACCO Brands Corp.*	7,288,939
175,111	Astronics Corp.*	5,335,632
93,126	AZZ, Inc.	5,196,431
85,180	BMC Stock Holdings, Inc.*	1,861,183
258,805	Columbus McKinnon Corp.	6,578,823
148,810	Ducommun, Inc.*	4,699,420
102,800	EnerSys, Inc.	7,447,860
107,466	Greenbrier Cos., Inc. (The)	4,970,303
155,943	Insteel Industries, Inc.	5,141,441
94,900	Interface, Inc.	1,864,785
90,637	Lydall, Inc.*	4,685,933
132,670	NCI Building Systems, Inc.*	2,215,589
212,710	NN, Inc.	5,838,889
25,070	Old Dominion Freight Line, Inc.	2,387,667
168,383	Patrick Industries, Inc.*	12,266,702
36,740	Spirit Airlines, Inc.*	1,897,621

		79,677,218

Information Technology — 12.80%
20,620	Ambarella, Inc.*	1,001,101
19,860	Coherent, Inc.*	4,468,301
75,620	InterDigital, Inc.	5,845,426
104,028	MKS Instruments, Inc.	7,001,084
62,400	Synaptics, Inc.*	3,226,704
136,334	Synchronoss Technologies, Inc.*	2,242,694
60,620	Take-Two Interactive Software, Inc.*	4,448,296
97,400	TESSCO Technologies, Inc.	1,295,420
38,306	Tyler Technologies, Inc.*	6,729,215

		36,258,241

Materials — 4.56%
134,180	Ferro Corp.*	2,454,152
104,501	FutureFuel Corp.	1,576,920
94,889	Koppers Holdings, Inc.*	3,430,237
406,728	OMNOVA Solutions, Inc.*	3,965,598
77,091	Universal Stainless & Alloy Products, Inc.*	1,503,275

		12,930,182

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Real Estate — 2.02%
66,760	CubeSmart, REIT	$1,604,910
49,280	LaSalle Hotel Properties REIT	1,468,544
131,270	Physicians Realty Trust, REIT	2,643,778

		5,717,232

Telecommunication Services — 0.93%
404,150	Vonage Holdings Corp.*	2,643,141

Utilities — 0.56%
22,720	Spire, Inc.	1,584,720

Total Common Stocks		279,499,333

(Cost $195,030,852)
Exchange Traded Funds — 0.05%
1,040	iShares Russell 2000 Index Fund	146,557

Total Exchange Traded Funds		146,557

(Cost $87,288)
Investment Company — 1.84%
5,200,702	U.S. Government Money Market Fund, RBC Institutional Class 1 (a)	5,200,702

Total Investment Company		5,200,702

(Cost $5,200,702)

Total Investments		$284,846,592
(Cost $200,318,842)(b) — 100.55%

Liabilities in excess of other assets — (0.55)%		(1,547,667)

NET ASSETS — 100.00%		$283,298,925

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

June 30, 2017 (Unaudited)

Shares		Value

Common Stocks — 98.40%
Consumer Discretionary — 20.32%
13,100	AH Belo Corp., Class A	$72,050
600	Ambow Education Holding Ltd. ADR*(a)	2,490
11,800	AMC Entertainment Holdings, Inc., Class A	268,450
10,900	America’s Car-Mart, Inc.*	424,010
21,300	Anemostat Door Products*(a)(b)	0
21,300	Anemostat, Inc.*(a)(b)	0
32,100	Beazer Homes USA, Inc.*	440,412
3	Biglari Holdings, Inc.*	1,199
16,200	Boot Barn Holdings, Inc.*	114,696
13,427	Bowl America, Inc., Class A	194,557
27,800	Bridgepoint Education, Inc.*	410,328
45,700	Build-A-Bear Workshop, Inc.*	477,565
6,700	Caleres, Inc.	186,126
42,600	Carriage Services, Inc.	1,148,496
30,100	Century Communities, Inc.*	746,480
66,800	Container Store Group, Inc. (The)*	395,456
8,800	Core-Mark Holding Co., Inc.	290,928
28,700	CSS Industries, Inc.	750,792
14,130	Culp, Inc.	459,225
30,200	Delta Apparel, Inc.*	669,836
24,243	E.W. Scripps Co. (The), Class A*	431,768
46,600	Entercom Communications Corp., Class A	482,310
35,000	Eros International Plc*	400,750
16,200	Flexsteel Industries, Inc.	876,582
9,100	Fred’s, Inc., Class A	83,993
21,800	Harte-Hanks, Inc.*	22,454
25,940	Haverty Furniture Cos., Inc.	651,094
2,000	Helen of Troy Ltd.*	188,200
10,400	hhgregg, Inc.*	135
23,100	Hooker Furniture Corp.	950,565
23,000	J Alexander’s Holdings, Inc.*	281,750
10,500	JAKKS Pacific, Inc.*	42,000
18,500	Johnson Outdoors, Inc., Class A	891,885
41,700	K12, Inc.*	747,264
23,500	Kid Brands, Inc.*	33
47,910	Lakeland Industries, Inc.*	694,695
95,270	Lazare Kaplan International, Inc.*(a)(b)	0
7,900	La-Z-Boy, Inc.	256,750
26,200	Lifetime Brands, Inc.	475,530
22,500	Luby’s, Inc.*	63,225
21,200	M/I Homes, Inc.*	605,260
34,100	Marcus Corp. (The)	1,029,820
39,190	MarineMax, Inc.*	766,165
7,500	McRae Industries, Inc., Class A	234,075
2,285	Mecklermedia Corp.*	80
21,300	Mestek, Inc.*	564,450

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

9,600	Modine Manufacturing Co.*	$158,880
23,100	Movado Group, Inc.	583,275
2,300	NACCO Industries, Inc., Class A	162,955
8,400	Nautilus, Inc.*	160,860
22,000	New Home Co., Inc. (The)*	252,340
761	Nexstar Media Group, Inc.	45,508
10,300	Nobility Homes, Inc.	170,980
41,000	Orleans Homebuilders, Inc.*(a)(b)	0
8,450	Perry Ellis International, Inc.*	164,437
40,800	Pier 1 Imports, Inc.	211,752
119,400	Point.360*	13,731
51,900	Red Lion Hotels Corp.*	381,465
35,200	Rocky Brands, Inc.	473,440
61,500	Ruby Tuesday, Inc.*	123,615
14,200	Saga Communications, Inc., Class A	649,650
39,150	Salem Media Group, Inc.	277,965
35,000	Shiloh Industries, Inc.*	410,900
35,100	Stage Stores, Inc.	73,008
14,300	Standard Motor Products, Inc.	746,746
15,900	Stein Mart, Inc.	26,871
4,000	Stoneridge, Inc.*	61,640
14,600	Strattec Security Corp.	516,840
32,500	Superior Industries International, Inc.	667,875
51,139	Superior Uniform Group, Inc.	1,142,957
59,300	Tilly’s, Inc., Class A	601,895
9,800	Tower International, Inc.	220,010
29,300	Townsquare Media, Inc, Class A*	300,032
65,200	Trans World Entertainment Corp.*	107,580
40,300	TravelCenters of America LLC*	165,230
23,400	UCP, Inc., Class A*	256,230
33,500	Unifi, Inc.*	1,031,800
19,100	Universal Technical Institute, Inc.*	68,187
30,000	Universal Travel Group*(a)(b)	0
23,100	VOXX International Corp.*	189,420
1,397	Walking Co. Holdings, Inc. (The)*	4,205
11,000	Weyco Group, Inc.	306,680
25,100	William Lyon Homes, Class A*	605,914

		29,128,802

Consumer Staples — 3.56%
6,490	Alliance One International, Inc.*	93,456
7,350	Andersons, Inc. (The)	251,003
37,400	Central Garden and Pet Co.*	1,188,946
22,800	Ingles Markets, Inc., Class A	759,240
24,200	Natural Grocers By Vitamin Cottage, Inc.*	200,134
15,300	Oil-Dri Corp. of America	642,753
61,900	Omega Protein Corp.	1,108,010
73,000	Royal Hawaiian Orchards LP*	146,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

27,640	SpartanNash Co.	$717,534

		5,107,076

Energy — 3.49%
45,500	Aegean Marine Petroleum Network, Inc.	266,175
27,000	Ardmore Shipping Corp.	220,050
27,100	Atwood Oceanics, Inc.*	220,865
16	Basic Energy Services, Inc.*	398
24,540	Callon Petroleum Co.*	260,369
31,700	Dorian LPG Ltd.*	259,306
23,800	Era Group, Inc.*	225,148
7,500	Global Partners LP	135,375
2,950	Harvest Natural Resources, Inc.*(a)	0
15,700	Hornbeck Offshore Services, Inc.*	44,431
27,800	Natural Gas Services Group, Inc.*	690,830
13,100	Newpark Resources, Inc.*	96,285
53,100	North American Energy Partners, Inc.	233,640
9,200	Panhandle Oil and Gas, Inc.	212,520
14,600	PHI, Inc.*	148,920
11,900	PHI, Inc., Non voting*	116,144
18,550	REX American Resources Corp.*	1,791,188
1,230	Sanchez Production Partners L.P.	15,805
131	SilverBow Resources, Inc.*	3,427
17,600	Teekay Tankers Ltd., Class A	33,088
18,880	W&T Offshore, Inc.*	37,005

		5,010,969

Financials — 26.68%
39,150	Affirmative Insurance Holdings, Inc.*	43
30,720	AG Mortgage Investment Trust, Inc. REIT	562,176
16,490	Ameris Bancorp	794,818
49,300	Anworth Mortgage Asset Corp.	296,293
21,868	Apollo Commercial Real Estate Finance, Inc. REIT	405,651
85,300	Arbor Realty Trust, Inc. REIT	711,402
41,000	Ares Commercial Real Estate Corp. REIT	536,690
8,100	Arlington Asset Investment Corp., Class A	110,727
6,997	Asta Funding, Inc.*	57,375
17,400	Baldwin & Lyons, Inc., Class B	426,300
35,700	Banc of California, Inc.	767,550
12,400	Banco Latinoamericano de Comercio Exterior SA	339,512
25,400	Bancorp, Inc. (The)*	192,532
4,928	Banner Corp.	278,481
100,000	Beverly Hills Bancorp, Inc.*	20
13,200	Blue Capital Reinsurance Holdings Ltd.	241,560
33,600	California First National Bancorp	633,360
4,211	Capital Bank Financial Corp., Class A	160,439
38,000	Capitol Bancorp Ltd.*(a)(b)	0
31,400	Cherry Hill Mortgage Investment Corp. REIT	579,958

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

1,506	CIM Commercial Trust Corp. REIT	$23,945
63,650	Citizens, Inc.*	469,737
101,200	Consumer Portfolio Services, Inc.*	460,460
2,189	Cowen Group, Inc., Class A*	35,571
31,777	Donegal Group, Inc., Class A	505,254
8,444	Donegal Group, Inc., Class B	122,438
48,540	Dynex Capital, Inc. REIT	344,634
19,200	Ellington Residential Mortgage REIT	281,472
31,050	EMC Insurance Group, Inc.	862,569
57,900	Enova International, Inc.*	859,815
24,800	Federal Agricultural Mortgage Corp., Class C	1,604,560
56,900	Federated National Holding Co.	910,400
24,200	First Defiance Financial Corp.	1,274,856
9,400	First Financial Corp.	444,620
35,700	First Merchants Corp.	1,432,998
38,000	First Place Financial Corp.*(a)(b)	0
660	Flagstar Bancorp, Inc.*	20,341
14,800	Franklin Financial Network, Inc.*	610,500
65,700	GAIN Capital Holdings, Inc.	409,311
11,500	GAMCO Investors, Inc., Class A	340,400
19,800	Great Ajax Corp. REIT	276,804
5,226	Great Western Bancorp, Inc.	213,273
7,100	Guaranty Bancorp	193,120
17,300	HCI Group, Inc.	812,754
28,900	Heritage Insurance Holdings, Inc.	376,278
2,858	Hilltop Holdings, Inc.	74,908
6,040	HomeTrust Bancshares, Inc.*	147,376
9,000	Houlihan Lokey, Inc.	314,100
42,700	Independence Holding Co.	873,215
7,100	Infinity Property & Casualty Corp.	667,400
5,834	Investors Title Co.	1,128,529
41,600	JMP Group, Inc.	227,136
16,500	Kansas City Life Insurance Co.	816,750
69,200	Manning & Napier, Inc.	301,020
28,890	Marlin Business Services Corp.	726,583
20,200	MidSouth Bancorp, Inc.	237,350
36,800	MutualFirst Financial, Inc.	1,313,760
5,300	National Security Group, Inc. (The)	75,578
3,000	National Western Life Group, Inc., Class A	958,860
12,400	Navigators Group, Inc. (The)	680,760
22,067	Nicholas Financial, Inc.*	203,678
37,700	OFG Bancorp.	377,000
24,000	Onebeacon Insurance Group Ltd., Class A	437,520
8,200	Oppenheimer Holdings, Inc., Class A	134,480
23,900	Orchid Island Capital, Inc. REIT	235,654
7,900	Pacific Mercantile Bancorp*	69,520
2,468	Park Sterling Corp.	29,320
37,700	PennyMac Financial Services, Inc. Class A*	629,590

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

23,200	Peoples Bancorp, Inc.	$745,416
13,572	People’s United Financial, Inc.	239,682
7,300	Piper Jaffray Cos.	437,635
15,900	Provident Financial Holdings, Inc.	306,075
37,000	Regional Management Corp.*	874,310
5,100	Resource Capital Corp. REIT	51,867
9,100	Safety Insurance Group, Inc.	621,530
5,300	Simmons First National Corp., Class A	280,370
1,893	South State Corp.	162,230
29,500	Southwest Bancorp, Inc.	753,725
22,013	Sterling Bancorp	511,802
10,600	Stewart Information Services Corp.	481,028
3,140	Sun Bancorp, Inc.	77,401
3,743	Sutherland Asset Management Corp. REIT	55,584
26,800	Unico American Corp.*	250,580
84,216	United Community Financial Corp.	699,835
19,000	United Western Bancorp, Inc.*(a)(b)	0
15,630	Walker & Dunlop, Inc.*	763,213
14,041	Western Asset Mortgage Capital Corp. REIT	144,622
16,800	Winthrop Realty Trust REIT*(a)	151,200

		38,249,189

Health Care — 3.76%
21,339	Aceto Corp.	329,688
30,600	Adeptus Health, Inc., Class A*	52,326
24,630	Albany Molecular Research, Inc.*	534,471
11,000	American Shared Hospital Services*	42,350
17,900	AngioDynamics, Inc.*	290,159
42,660	BioScrip, Inc.*	115,822
16,800	CONMED Corp.	855,792
5,300	Cross Country Healthcare, Inc.*	68,423
63,850	CryoLife, Inc.*	1,273,807
11,562	Five Star Quality Care, Inc.*	17,343
2,800	Invacare Corp.	36,960
5,300	Kewaunee Scientific Corp.	132,235
9,662	Kindred Healthcare, Inc.	112,562
15,000	MedCath Corp.*(a)(b)	0
42,300	PharMerica Corp.*	1,110,375
24,600	Triple-S Management Corp., Class B*	415,986

		5,388,299

Industrials — 19.48%
3,000	Aegion Corp.*	65,640
13,300	Aerojet Rocketdyne Holdings, Inc.*	276,640
13,000	Alamo Group, Inc.	1,180,530
45,907	Allied Motion Technologies, Inc.	1,249,589
1,800	Altra Industrial Motion Corp.	71,640
47,700	Ameresco, Inc., Class A*	367,290

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

8,100	AMREP Corp.*	$54,918
66,000	Arc Document Solutions, Inc.*	274,560
4,500	Argan, Inc.	270,000
30,500	CAI International, Inc.*	719,800
45,800	CBIZ, Inc.*	687,000
6,700	CDI Corp.*	39,195
8,774	CECO Environmental Corp.	80,545
55,700	Celadon Group, Inc.	175,455
10,678	Cenveo, Inc.*	65,029
2,400	Chicago Rivet & Machine Co.	86,400
3,960	Comfort Systems USA, Inc.	146,916
28,878	Compx International, Inc.	440,389
7,000	Douglas Dynamics, Inc.	230,300
25,500	Ducommun, Inc.*	805,290
2	Eagle Bulk Shipping, Inc.*	9
13,100	Eastern Co. (The)	393,655
8,480	Ecology and Environment, Inc., Class A	107,272
12,100	Encore Wire Corp.	516,670
44,600	Ennis, Inc.	851,860
1,300	EnPro Industries, Inc.	92,781
18,400	Espey Manufacturing & Electronics Corp.	412,528
27,000	Federal Signal Corp.	468,720
19,900	FLY Leasing Ltd. ADR*	267,655
414	Genco Shipping & Trading Ltd.*	3,921
13,400	Gibraltar Industries, Inc.*	477,710
22,100	Global Power Equipment Group, Inc.*	76,245
5,580	Golden Ocean Group Ltd.*	37,498
8,960	GP Strategies Corp.*	236,544
11,500	Graham Corp.	226,090
12,850	Greenbrier Cos., Inc. (The)	594,313
26,500	Griffon Corp.	581,675
19,250	Hardinge, Inc.	239,085
7,600	Hill International, Inc.*	39,520
23,350	International Shipholding Corp.*	304
11,830	Kadant, Inc.	889,616
2,600	Key Technology, Inc.*	35,750
9,600	Kimball International, Inc., Class B	160,224
3,908	Kratos Defense & Security Solutions, Inc.*	46,388
16,200	LS Starrett Co. (The), Class A	139,320
44,250	LSI Industries, Inc.	400,463
17,400	Lydall, Inc.*	899,580
27,012	Marten Transport Ltd.	740,129
34,410	Meritor, Inc.*	571,550
43,194	MFC Industrial Ltd.*	76,885
37,900	Miller Industries, Inc.	941,815
16,000	Mistras Group, Inc.*	351,520
3,900	National Presto Industries, Inc.	430,950
19,500	Neff Corp., Class A*	370,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

29,200	NN, Inc.	$801,540
4,600	Northwest Pipe Co.*	74,796
31,500	Orion Marine Group, Inc.*	235,305
40,900	PAM Transportation Services, Inc.*	775,055
137	Paragon Shipping, Inc., Class A*	1
9,440	Patrick Industries, Inc.*	687,704
25,000	RCM Technologies, Inc.*	126,250
43,100	Roadrunner Transportation Systems, Inc.*	313,337
18,500	Rush Enterprises, Inc., Class A*	687,830
22,000	Safe Bulkers, Inc.*	50,380
25,690	Sparton Corp.*	564,923
3,200	Standex International Corp.	290,240
47,820	Supreme Industries, Inc., Class A	786,639
14,082	Team, Inc.*	330,223
26,400	Textainer Group Holdings Ltd.	382,800
2,900	Universal Forest Products, Inc.	253,199
13,900	USA Truck, Inc.*	120,374
11,100	Vectrus, Inc.*	358,752
15,900	Viad Corp.	751,275
24,200	Volt Information Sciences, Inc.*	95,590
15,000	Willdan Group, Inc.*	458,250
30,700	Willis Lease Finance Corp.*	820,611

		27,930,945

Information Technology — 9.32%
5,200	Black Box Corp.	44,460
15,000	Blucora, Inc.*	318,000
38,600	CIBER, Inc.*	2,548
50,000	Comarco, Inc.*	1,800
9,600	Communications Systems, Inc.	41,568
31,800	CTS Corp.	686,880
44,050	DHI Group, Inc.*	125,543
25,600	Digi International, Inc.*	259,840
24,700	Edgewater Technology, Inc.*	168,701
9,200	Electro Scientific Industries, Inc.*	75,808
20,200	ePlus, Inc.*	1,496,820
40,800	Everi Holdings, Inc.*	297,024
4,200	Fabrinet*	179,172
30,400	Insight Enterprises, Inc.*	1,215,696
13,000	JinkoSolar Holding Co. Ltd. ADR*	270,400
4,800	Kemet Corp.*	61,440
26,100	Kimball Electronics, Inc.*	471,105
18,300	Magal Security Systems Ltd.*	89,853
17,800	Methode Electronics, Inc.	733,360
21,532	Novanta, Inc.*	775,152
35,415	Optical Cable Corp.*	86,767
23,800	Park Electrochemical Corp.	438,396
38,300	PC Connection, Inc.	1,036,398

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

28,700	Perceptron, Inc.*	$208,936
31,730	Photronics, Inc.*	298,262
39,674	Reis, Inc.	843,073
21,200	Richardson Electronics Ltd.	126,564
33,900	Rubicon Project, Inc. (The)*	174,246
24,600	Rudolph Technologies, Inc.*	562,110
60,100	Sigmatron International, Inc.*	395,458
2,433	STR Holdings, Inc.*	442
4,269	SYKES Enterprises, Inc.*	143,140
16,200	Systemax, Inc.	304,560
25,600	TESSCO Technologies, Inc.	340,480
13,200	Vishay Precision Group, Inc.*	228,360
650	WPCS International, Inc.*	903
47,600	XO Group, Inc.*	838,712
9,866	Zedge, Inc., Class B*	21,804

		13,363,781

Materials — 4.47%
46,290	American Vanguard Corp.	798,503
5,200	Ampco-Pittsburgh Corp.	76,700
37,000	Blue Earth Refineries, Inc.*(a)(b)	0
6,629	Centerra Gold, Inc.	36,214
15,700	China Green Agriculture, Inc.*	19,782
8,400	Friedman Industries, Inc.	47,712
35,790	FutureFuel Corp.	540,071
4,300	Hawkins, Inc.	199,305
5,100	Innospec, Inc.	334,305
17,200	KMG Chemicals, Inc.	837,124
11,500	Materion Corp.	430,100
5,640	Myers Industries, Inc.	101,238
1,700	Neenah Paper, Inc.	136,425
26	North American Palladium Ltd.*	100
16,100	Olympic Steel, Inc.	313,628
85,270	OMNOVA Solutions, Inc.*	831,383
870	Quaker Chemical Corp.	126,350
16,500	Rayonier Advanced Materials, Inc.	259,380
10,900	Real Industry, Inc.*	31,610
2,200	Stepan Co.	191,708
31,000	Trecora Resources*	348,750
22,200	Tredegar Corp.	338,550
7,800	Universal Stainless & Alloy Products, Inc.*	152,100
3,200	Vulcan International Corp.	253,600

		6,404,638

Real Estate — 2.94%
13,200	Agree Realty Corp. REIT	605,484
37,100	Cedar Realty Trust, Inc. REIT	179,935
8,400	Forestar Group, Inc.*	144,060

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

11,342	Getty Realty Corp. REIT	$284,684
23,500	MedEquities Realty Trust, Inc. REIT	296,570
23,100	Monmouth Real Estate Investment Corp. REIT	347,655
29,700	One Liberty Properties, Inc. REIT	695,871
17,400	Ramco-Gershenson Properties Trust REIT	224,460
8,100	RE/MAX Holdings, Inc. Class A	454,005
11,000	UMH Properties, Inc. REIT	187,550
10,800	Urstadt Biddle Properties, Inc. REIT, Class A	213,840
47,200	Whitestone REIT	578,200

		4,212,314

Telecommunication Services — 0.47%
15,200	IDT Corp., Class B	218,424
25,800	Spok Holdings, Inc.	456,660

		675,084

Utilities — 3.91%
3,000	American States Water Co.	142,230
3,708	California Water Service Group	136,454
15,685	Chesapeake Utilities Corp.	1,175,591
16,200	Connecticut Water Service, Inc.	899,262
16,100	Delta Natural Gas Co., Inc.	490,567
22,300	Middlesex Water Co.	883,080
17,000	SJW Corp.	836,060
21,526	Unitil Corp.	1,039,921

		5,603,165

Total Common Stocks		141,074,262

(Cost $102,394,314)
Preferred Stocks — 0.86%
3,122	Alere, Inc.*	$1,226,946

Total Preferred Stocks		1,226,946

(Cost $504,723)
Exchange Traded Funds — 0.10%
750	iShares Russell Microcap Index Fund	$66,697
4,400	PowerShares Zacks Micro Cap Portfolio	79,640

Total Exchange Traded Funds		146,337

(Cost $57,304)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Rights/Warrants — 0.27%
444	Basic Energy Services, Inc. Warrants*	$1,310
724	Eagle Bulk Shipping, Inc. Warrants, Expire 10/15/21*	65
992	Genco Shipping & Trading Ltd. Warrants, Expire 7/9/21*	198
6,100	Media General, Inc. Rights*(a)	0
703	SilverBow Resources, Inc. Warrants*(a)	0
703	SilverBow Resources, Inc. Warrants*(a)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*	202,768
3,585	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	188,463

Total Rights/Warrants		392,804

(Cost $73,488)

Principal Amount		Value

Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)	$0
1,625	Trenwick America Corp.*(a)(b)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 0.44%
625,929	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	625,929

Total Investment Company		625,929

(Cost $625,929)

Total Investments		$143,466,278
(Cost $103,655,758)(d) — 100.07%

Liabilities in excess of other assets — (0.07)%		(98,031)

NET ASSETS — 100.00%		$143,368,247

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2017 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	Security delisted or issuer in bankruptcy.
(c)	Affiliated investment.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

June 30, 2017 (Unaudited)

Shares		Value

Common Stocks — 99.31%
Consumer Discretionary — 16.95%
3,798	Brunswick Corp.	$238,249
6,319	Foot Locker, Inc.	311,400
4,333	ILG, Inc.	119,114
707	Lear Corp.	100,451
3,160	Lennar Corp. Class A	168,491
1,556	Lithia Motors, Inc., Class A	146,622
770	Mohawk Industries, Inc.*	186,101
4,881	Newell Rubbermaid, Inc.	261,719
700	Tenneco, Inc.	40,481
4,136	Toll Brothers, Inc.	163,413
10,673	Tri Pointe Group, Inc.*	140,777
34	Whirlpool Corp.	6,515
1,920	Williams-Sonoma, Inc.	93,120

		1,976,453

Consumer Staples — 1.20%
1,181	JM Smucker Co., (The)	139,748

Energy — 14.19%
15,566	Callon Petroleum Co.*	165,155
1,010	Concho Resources, Inc.*	122,745
4,730	Extraction Oil & Gas, Inc.*	63,619
5,123	Keane Group, Inc.*	81,968
2,236	Newfield Exploration Co.*	63,637
4,560	Noble Energy, Inc.	129,048
7,260	Parsley Energy, Inc., Class A*	201,465
10,343	Range Resources Corp.	239,647
5,230	Tesoro Corp.	489,528
2,740	US Silica Holdings, Inc.	97,243

		1,654,055

Financials — 18.86%
33,982	AmTrust Financial Services, Inc.	514,487
6,307	Citizens Financial Group, Inc.	225,034
1,617	Hartford Financial Services Group, Inc. (The)	85,006
4,370	Huntington Bancshares, Inc.	59,082
3,220	Invesco Ltd.	113,312
80	Lincoln National Corp.	5,406
22,932	National General Holdings Corp.	483,865
1,900	Signature Bank*	272,707
868	SVB Financial Group*	152,586
9,420	Synchrony Financial	280,904
140	XL Group Ltd.	6,132

		2,198,521

Health Care — 8.10%
492	Centene Corp.*	39,301

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

3,794	Envision Healthcare Corp.*	$237,770
3,279	Jazz Pharmaceuticals Plc*	509,885
600	Laboratory Corp. of America Holdings*	92,484
1,455	Mallinckrodt Plc*	65,199

		944,639

Industrials — 7.12%
3,232	Alaska Air Group, Inc.	290,104
940	Carlisle Cos., Inc.	89,676
5,973	Gardner Denver Holdings, Inc.*	129,076
2,352	Oshkosh Corp.	162,006
706	Ryder System, Inc.	50,818
2,089	Spirit Airlines, Inc.*	107,897

		829,577

Information Technology — 12.57%
1,681	Arrow Electronics, Inc.*	131,824
2,590	Cavium, Inc.*	160,917
7,910	Cypress Semiconductor Corp.	107,971
2,907	Integrated Device Technology, Inc.*	74,972
2,047	LAM Research Corp.	289,507
1,838	MACOM Technology Solutions Holdings, Inc.*	102,505
4,410	Microsemi Corp.*	206,388
10,342	On Semiconductor Corp.*	145,202
1,600	Western Digital Corp.	141,760
1,042	Zebra Technologies Corp., Class A*	104,742

		1,465,788

Materials — 6.46%
2,296	Crown Holdings, Inc.*	136,979
10,389	Steel Dynamics, Inc.	372,030
4,320	WestRock Co.	244,771

		753,780

Real Estate — 7.80%
50	Alexandria Real Estate Equities, Inc. REIT	6,023
500	Apartment Investment & Management Co. REIT, Class A	21,485
240	Boston Properties, Inc. REIT	29,525
4,389	Colony Starwood Homes REIT	150,587
1,800	DuPont Fabros Technology, Inc. REIT	110,088
1,310	Extra Space Storage, Inc. REIT	102,180
4,260	First Industrial Realty Trust, Inc. REIT	121,921
3,724	Healthcare Trust of America, Inc. REIT, Class A	115,854
6,860	Invitation Homes, Inc. REIT	148,382
3,100	Weyerhaeuser Co. REIT	103,850

		909,895

Telecommunication Services — 0.34%
1,826	Consolidated Communications Holdings, Inc.	39,204

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Utilities — 5.72%
5,120	CMS Energy Corp.	$236,800
1,371	DTE Energy Co.	145,038
2,000	Edison International	156,380
7,640	Vistra Energy Corp.	128,276

		666,494

Total Common Stocks		11,578,154

(Cost $11,505,175)
Investment Company — 1.34%
156,660	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	156,660

Total Investment Company		156,660

(Cost $156,660)

Total Investments		$11,734,814
(Cost $11,661,835)(b) — 100.65%

Liabilities in excess of other assets — (0.65)%		(75,868)

NET ASSETS — 100.00%		$11,658,946

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

June 30, 2017 (Unaudited)

Shares		Value

Common Stocks — 98.40%
Consumer Discretionary — 12.73%
29,070	American Outdoor Brands Corp.*	$644,191
16,120	Carriage Services, Inc.	434,595
36,140	Dana Holding Corp.	807,006
64,960	Gray Television, Inc.*	889,952
41,040	Libbey, Inc.	330,782
30,560	Motorcar Parts of America, Inc.*	863,014
21,810	New Media Investment Group, Inc.	293,999
8,240	Red Robin Gourmet Burgers, Inc.*	537,660
28,470	Steven Madden Ltd.*	1,137,377
24,360	Tandy Leather Factory, Inc.*	216,804
34,770	Taylor Morrison Home Corp., Class A*	834,828
25,320	Unifi, Inc.*	779,856
10,900	Universal Electronics, Inc.*	728,665

		8,498,729

Consumer Staples — 2.00%
40,190	Dean Foods Co.	683,230
10,300	John B Sanfilippo & Son, Inc.	650,033

		1,333,263

Energy — 5.00%
76,750	Callon Petroleum Co.*	814,317
32,250	Delek US Holdings, Inc.*	852,690
27,820	Gulfport Energy Corp.*	410,345
63,500	Ring Energy, Inc.*	825,500
13,540	RSP Permian, Inc.*	436,936

		3,339,788

Financials — 27.65%
7,930	American Financial Group, Inc.	788,004
13,850	AMERISAFE, Inc.	788,757
9,330	AmTrust Financial Services, Inc.	141,256
30,300	Chemical Financial Corp.	1,466,823
39,020	CoBiz Financial, Inc.	678,948
11,540	Community Bank System, Inc.	643,586
93,830	Compass Diversified Holdings	1,637,333
32,519	Hanmi Financial Corp.	925,165
42,160	Heritage Financial Corp.	1,117,240
12,713	LegacyTexas Financial Group, Inc.	484,747
28,000	Mercantile Bank Corp.	881,440
15,940	National General Holdings Corp.	336,334
5,010	Northrim BanCorp, Inc.	152,304
33,960	Pacific Premier Bancorp, Inc.*	1,253,124
11,910	ProAssurance Corp.	724,128
8,040	Reinsurance Group of America, Inc.	1,032,256
6,220	Safeguard Scientifics, Inc.*	74,018

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

49,890	Sterling Bancorp	$1,159,943
30,940	Synovus Financial Corp.	1,368,786
18,500	Texas Capital Bancshares, Inc.*	1,431,900
49,320	United Community Banks, Inc.	1,371,096

		18,457,188

Health Care — 3.83%
24,500	Globus Medical, Inc., Class A*	812,175
16,920	PharMerica Corp.*	444,150
3,390	Teleflex, Inc.	704,306
6,300	West Pharmaceutical Services, Inc.	595,476

		2,556,107

Industrials — 20.09%
118,528	ACCO Brands Corp.*	1,380,851
30,490	BMC Stock Holdings, Inc.*	666,207
51,480	Casella Waste Systems, Inc., Class A*	844,787
28,500	Columbus McKinnon Corp.	724,470
28,063	Ducommun, Inc.*	886,229
16,240	EnerSys, Inc.	1,176,588
26,150	Ennis, Inc.	499,465
27,480	Greenbrier Cos., Inc. (The)	1,270,950
17,980	Herman Miller, Inc.	546,592
2,770	Kirby Corp.*	185,175
17,300	Lydall, Inc.*	894,410
19,810	Marten Transport Ltd.	542,794
39,040	NN, Inc.	1,071,648
12,205	Patrick Industries, Inc.*	889,134
31,060	PGT, Inc.*	397,568
17,380	Spirit Airlines, Inc.*	897,677
32,930	Supreme Industries, Inc., Class A	541,699

		13,416,244

Information Technology — 7.79%
4,410	Coherent, Inc.*	992,206
33,750	Novanta, Inc.*	1,215,000
38,420	PC Connection, Inc.	1,039,645
36,150	Sapiens International Corp.*	404,519
8,650	Synaptics, Inc.*	447,291
8,000	Take-Two Interactive Software, Inc.*	587,040
29,760	Vishay Precision Group, Inc.*	514,848

		5,200,549

Materials — 5.44%
5,530	Kaiser Aluminum Corp.	489,516
22,409	Koppers Holdings, Inc.*	810,085
130,740	OMNOVA Solutions, Inc.*	1,274,715

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

14,570	Reliance Steel & Aluminum Co.	$1,060,842

		3,635,158

Real Estate — 8.56%
24,550	Columbia Property Trust, Inc. REIT	549,429
20,940	Community Healthcare Trust, Inc., REIT	535,855
10,990	CubeSmart, REIT	264,200
68,030	DiamondRock Hospitality Co. REIT	744,929
3,200	EastGroup Properties, Inc. REIT	268,160
12,026	Gramercy Property Trust, REIT	357,292
23,820	LaSalle Hotel Properties REIT	709,836
18,670	National Storage Affiliates Trust, REIT	431,464
32,780	Physicians Realty Trust, REIT	660,189
12,200	Rexford Industrial Realty, Inc. REIT	334,768
18,020	STAG Industrial, Inc. REIT	497,352
10,660	Terreno Realty Corp. REIT	358,816

		5,712,290

Utilities — 5.31%
14,260	NorthWestern Corp.	870,145
25,960	Portland General Electric Co.	1,186,112
21,370	Spire, Inc.	1,490,557

		3,546,814

Total Common Stocks		65,696,130

(Cost $64,016,762)
Investment Company — 1.00%
669,726	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	669,726

Total Investment Company		669,726

(Cost $669,726)

Total Investments		$66,365,856
(Cost $64,686,488)(b) — 99.40%

Other assets in excess of liabilities — 0.60%		399,209

NET ASSETS — 100.00%		$66,765,065

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2017 (Unaudited)

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

June 30, 2017 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Corporate Bonds — 0.29%
Information Technology — 0.29%
$ 15,200,000	Net Magan Two LLC, 1.21%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds		15,200,000

(Cost $15,200,000)
U.S. Government Agency Backed Municipal Bonds — 0.24%
California — 0.21%
2,005,000	Abag Finance Authority for Nonprofit Corps Gaia Buildings Revenue, Series A-T, 1.20%, 9/15/32, (Credit Support: Fannie Mae)(a)	2,005,000
9,015,000	Sacramento County Housing Authority Refunding Revenue, Series C, 0.95%, 7/15/29, (Credit Support: Fannie Mae)(a)	9,015,000

		11,020,000

New York — 0.03%
1,560,000	New York State Housing Finance Agency Taxable Revenue, Series B, 1.20%, 5/15/33, (Credit Support: Fannie Mae)(a)	1,560,000

Washington — 0.00%
100,000	Vancouver Housing Authority Multi Family Housing Refunding Revenue, 0.90%, 12/1/38, (Credit Support: Freddie Mac)(a)	100,000

Total U.S. Government Agency Backed Municipal Bonds		12,680,000

(Cost $12,680,000)
U.S. Government Agency Obligations — 66.79%
Fannie Mae — 15.37%
26,000,000	0.85%, 7/3/17(b)	26,000,000
38,952,100	0.86%, 7/3/17(b)	38,952,100
47,390,000	0.88%, 8/28/17	47,404,138
193,282,000	0.88%, 10/26/17	193,350,763
6,273,000	0.88%, 12/20/17	6,272,594
7,487,000	0.88%, 2/8/18	7,484,972
51,000,000	1.03%, 9/1/17(b)	50,912,875
32,678,000	1.04%, 10/2/17(b)	32,592,506
175,000,000	1.04%, 10/2/17(b)	174,542,156
26,000,000	1.08%, 10/2/17(b)	25,929,020
38,925,800	1.09%, 10/2/17(b)	38,819,041
50,000,000	1.10%, 9/8/17(a)	49,994,223
25,000,000	1.18%, 8/16/17(a)	24,999,695
6,497,088	1.19%, 9/25/18(a)	6,498,196
2,995,106	1.22%, 6/25/18(a)	2,995,065
22,318,964	1.23%, 5/25/18(a)	22,320,006
1,699,873	1.23%, 3/26/18	1,697,904
3,702,986	1.23%, 3/25/19(a)	3,704,426
5,880,188	1.27%, 12/25/17(a)	5,880,150
235,832	1.35%, 10/25/17(a)	235,863
7,300,090	1.35%, 1/25/18(a)	7,303,248

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 736,700	1.37%, 5/25/18(a)	$737,006
3,775,852	1.45%, 2/25/18	3,775,756
2,463,610	1.51%, 12/25/17	2,462,206
1,394,763	1.55%, 4/25/18	1,394,811
1,274,080	1.57%, 8/25/18(a)	1,275,206
16,916,663	1.63%, 2/25/18	16,914,235

		794,448,161

Federal Farm Credit Bank — 10.48%
25,000,000	0.68%, 9/8/17(b)	24,968,361
19,000,000	0.69%, 9/11/17(b)	18,974,508
50,000,000	0.71%, 10/3/17(b)	49,909,278
10,000,000	0.72%, 7/21/17	10,000,062
5,000,000	0.75%, 10/16/17	5,000,316
54,400,000	0.75%, 8/14/17	54,379,952
50,000,000	0.86%, 10/30/17(b)	49,859,514
1,400,000	1.10%, 1/2/18(a)	1,399,366
50,000,000	1.10%, 11/1/18(a)	50,003,355
8,500,000	1.11%, 2/2/18(a)	8,497,009
25,000,000	1.13%, 5/4/18(a)	25,004,435
15,000,000	1.14%, 10/13/17(a)	14,994,526
6,180,000	1.14%, 4/9/18(a)	6,180,761
16,340,000	1.15%, 11/6/17(a)	16,338,707
21,500,000	1.16%, 9/12/17(a)	21,498,958
4,000,000	1.18%, 9/4/18(a)	4,004,608
25,000,000	1.19%, 8/1/18(a)	24,999,964
3,240,000	1.23%, 10/17/17(a)	3,239,146
20,000,000	1.24%, 9/18/18(a)	20,024,481
5,150,000	1.25%, 3/22/18(a)	5,145,529
49,600,000	1.25%, 11/13/18(a)	49,641,089
25,000,000	1.26%, 4/4/18(a)	24,998,102
50,000,000	1.38%, 11/27/17(a)	49,995,944
2,500,000	5.05%, 11/15/17	2,535,937

		541,593,908

Federal Home Loan Bank — 25.94%
4,000,000	0.63%, 8/15/17	3,999,847
6,920,000	0.63%, 10/26/17	6,916,772
40,000,000	0.68%, 9/21/17	39,994,918
126,570,000	0.75%, 8/28/17	126,580,400
10,750,000	0.75%, 9/8/17	10,751,398
3,000,000	0.75%, 11/16/17	2,995,528
2,950,000	0.75%, 12/8/17	2,945,036
34,500,000	0.85%, 7/5/17(b)	34,498,371
3,400,000	0.88%, 3/19/18	3,393,621
22,000,000	0.95%, 8/16/17(b)	21,974,509
75,000,000	0.97%, 7/28/17(b)	74,949,740

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 96,000,000	0.98%, 8/23/17(b)	$95,866,448
15,000,000	0.98%, 8/25/17(b)	14,978,469
13,905,000	0.99%, 8/25/17(b)	13,884,733
54,000,000	1.00%, 9/1/17(b)	53,910,450
11,000,000	1.01%, 9/6/17(b)	10,979,960
50,000,000	1.01%, 12/15/17(a)	49,997,706
25,900,000	1.03%, 10/20/17(b)	25,819,228
75,000,000	1.05%, 10/10/17(b)	74,783,438
40,000,000	1.06%, 7/21/17(a)	40,000,399
25,000,000	1.07%, 10/12/17(b)	24,924,951
38,100,000	1.08%, 11/15/17(a)	38,100,234
33,700,000	1.08%, 10/13/17(b)	33,596,878
8,800,000	1.08%, 10/20/17(b)	8,771,224
50,000,000	1.09%, 10/30/17(a)	49,998,988
25,000,000	1.09%, 11/6/17(a)	24,999,565
50,000,000	1.12%, 1/8/18(a)	50,000,000
25,000,000	1.13%, 10/4/17(a)	24,999,325
50,000,000	1.15%, 12/5/17(a)	50,000,642
25,000,000	1.16%, 8/10/17(a)	24,999,869
13,000,000	1.16%, 12/12/17(a)	13,004,655
3,000,000	1.17%, 8/25/17(a)	3,000,608
25,000,000	1.20%, 9/11/17(a)	24,999,759
100,000,000	1.21%, 6/19/18(a)	100,000,000
50,000,000	1.25%, 12/22/17(a)	50,000,000
100,000,000	1.27%, 10/26/18(a)	100,000,000
7,175,000	2.25%, 9/8/17	7,195,572
750,000	3.13%, 12/8/17	756,246
1,600,000	4.88%, 9/8/17	1,612,223

		1,340,181,710

Freddie Mac — 4.98%
18,860,000	0.75%, 7/14/17	18,860,311
804,000	0.75%, 1/12/18	802,821
8,500,000	0.90%, 9/15/17	8,503,789
2,650,000	1.00%, 7/25/17	2,650,525
40,000,000	1.00%, 9/29/17	40,026,857
15,000,000	1.13%, 1/8/18(a)	15,000,000
35,000,000	1.13%, 1/12/18(a)	35,000,000
3,150,000	1.24%, 3/8/18(a)	3,150,973
75,000,000	1.34%, 7/21/17(a)	74,999,619
10,695,663	1.43%, 8/25/17	10,698,752
47,241,801	3.88%, 11/25/17	47,479,112

		257,172,759

Overseas Private Investment Corp. — 10.02%
4,500,000	0.67%, 4/23/19(b)	4,500,744
26,000,000	0.84%, 7/12/17(b)	26,103,770
3,700,000	0.89%, 11/17/17(b)	3,914,124

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 25,000,000	0.99%, 11/17/17(b)	$25,154,603
80,187,000	1.07%, 9/15/20(a)	80,187,000
50,000,000	1.07%, 2/15/28(a)	50,000,000
15,000,000	1.07%, 11/15/28(a)	15,000,000
5,000,000	1.08%, 7/20/22(a)	5,000,000
20,000,000	1.08%, 4/30/26(a)	20,000,000
7,000,000	1.08%, 4/30/26(a)	7,000,000
12,000,000	1.08%, 1/20/35(a)	12,000,000
15,000,000	1.08%, 4/20/35(a)	15,000,000
9,130,435	1.09%, 9/15/22(a)	9,130,435
12,000,000	1.09%, 2/15/28(a)	12,000,000
27,039,623	1.09%, 1/15/30(a)	27,039,623
1,844,800	1.10%, 10/20/17(a)	1,844,800
12,000,000	1.10%, 8/15/19(a)	12,000,000
2,000,000	1.10%, 12/16/19(a)	2,000,000
21,600,000	1.10%, 11/15/22(a)	21,600,000
3,221,053	1.10%, 3/15/24(a)	3,221,053
1,184,211	1.10%, 3/15/24(a)	1,184,211
9,818,283	1.10%, 10/10/25(a)	9,818,283
9,729,830	1.10%, 10/10/25(a)	9,729,830
13,800,000	1.10%, 6/1/33(a)	13,800,000
7,000,000	1.10%, 10/15/33(a)	7,000,000
1,500,000	1.10%, 10/15/33(a)	1,500,000
12,695,155	1.10%, 6/15/34(a)	12,695,155
9,295,283	1.10%, 6/15/34(a)	9,295,283
15,000,000	1.10%, 7/7/40(a)	15,000,000
14,300,000	1.10%, 7/7/40(a)	14,300,000
8,500,000	1.10%, 7/7/40(a)	8,500,000
7,500,000	1.10%, 7/7/40(a)	7,500,000
10,842,000	1.15%, 5/15/30(a)	10,842,000
2,750,000	1.26%, 1/26/18(b)	2,812,770
27,170,000	1.28%, 1/7/18(b)	27,170,000
6,000,000	1.28%, 3/17/18(b)	6,035,325
6,900,000	1.38%, 4/30/18(b)	6,916,480
816,667	1.45%, 4/30/18(b)	818,134

		517,613,623

Total U.S. Government Agency Obligations		3,451,010,161

(Cost $3,451,010,161)

U.S. Treasury Obligations — 9.05%
U.S. Treasury Notes — 9.05%
10,000,000	0.75%, 8/15/17(b)	9,990,859
25,000,000	0.75%, 10/31/17	24,973,680
73,000,000	0.80%, 11/15/17(b)	72,790,943
85,000,000	0.88%, 10/15/17	85,041,792
25,000,000	0.88%, 1/15/18	24,987,024

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 43,000,000	1.07%, 11/15/17(b)	$42,830,753
51,475,000	1.17%, 10/31/17(a)	51,461,626
30,065,000	1.27%, 1/31/18(a)	30,068,801
125,000,000	1.88%, 10/31/17	125,474,154

		467,619,632

Total U.S. Treasury Obligations		467,619,632

(Cost $467,619,632)
Repurchase Agreements — 23.42%
75,000,000	Citigroup Global, dated 6/27/17; due 7/5/17 at 1.04% with maturity value of $75,017,333 (fully collateralized by a U.S. Treasury security with a maturity date of 8/15/28 at a rate of 5.50%, original par and fair value of $57,429,300 and $76,500,052, respectively)	75,000,000
125,000,000	Citigroup Global, dated 6/27/17; due 7/5/17 at 1.05% with maturity value of $125,029,167 (fully collateralized by Federal Home Loan Bank, Federal Farm Credit Bank and U.S. Treasury securities with maturity dates ranging from 9/6/17 to 2/22/41 at rates ranging from 0.00% to 3.65%, aggregate original par and fair value of $127,698,700 and $127,500,084, respectively)	125,000,000
125,000,000	Citigroup Global, dated 6/29/17; due 7/6/17 at 1.06% with maturity value of $125,025,764 (fully collateralized by a U.S. Treasury security with a maturity date of 5/15/43 at a rate of 2.88%, original par and fair value of $125,273,500 and $127,500,080, respectively)	125,000,000
75,000,000	Citigroup Global, dated 6/29/17; due 7/6/17 at 1.07% with maturity value of $75,015,504 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/31/17 to 8/15/24 at rates ranging from 1.00% to 2.38%, aggregate original par and fair value of $75,490,100 and $76,500,038, respectively)	75,000,000
35,000,000	Citigroup Global, dated 6/30/17; due 7/3/17 at 1.07% with maturity value of $35,003,121 (fully collateralized by a U.S. Treasury security with a maturity date of 5/15/37 at a rate of 5.00%, original par and fair value of $25,812,600 and $35,700,116, respectively)	35,000,000
160,000,000	Citigroup Global, dated 6/30/17; due 7/3/17 at 1.08% with maturity value of $160,014,400 (fully collateralized by Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 7/12/17 to 3/14/36 at rates ranging from 0.00% to 5.63%, aggregate original par and fair value of $159,501,000 and $163,200,376, respectively)	160,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 50,000,000	Citigroup Global, dated 6/30/17; due 7/3/17 at 1.09% with maturity value of $50,004,542 (fully collateralized by Federal Home Loan Bank, Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 3/14/18 to 2/20/42 at rates ranging from 1.13% to 10.25%, aggregate original par and fair value of $58,407,375 and $51,000,036, respectively)	$50,000,000

	Total Value of Citigroup Global, (collateral value of $657,900,782)	645,000,000

35,000,000	Goldman Sachs & Co., dated 6/30/17; due 7/3/17 at 1.03% with maturity value of $35,003,004 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 8/1/26 to 7/1/47 at rates ranging from 3.00% to 4.50%, aggregate original par and fair value of $55,281,374 and $35,700,001, respectively)	35,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $35,700,001)	35,000,000

65,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 6/30/17; due 7/3/17 at 1.10% with maturity value of $65,005,958 (fully collateralized by a Freddie Mac security with a maturity date of 2/1/30 at a rate of 2.50%, original par and fair value of $97,250,892 and $66,300,000, respectively)	65,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $66,300,000)	65,000,000

50,000,000	National Australia Bank, dated 6/30/17; due 7/3/17 at 1.05% with maturity value of $50,004,375 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/19 to 2/15/37 at rates ranging from 3.38% to 4.75%, aggregate original par and fair value of $45,575,000 and $51,022,156, respectively)	50,000,000

	Total Value of National Australia Bank, (collateral value of $51,022,156)	50,000,000

15,000,000	TD Securities (USA), dated 6/30/17; due 7/3/17 at 1.12% with maturity value of $15,001,400 (fully collateralized by Fannie Mae and U.S. Treasury securities with maturity dates ranging from 1/31/19 to 5/15/29 at rates ranging from 1.50% to 6.25%, aggregate original par and fair value of $13,742,000 and $15,300,008, respectively)	15,000,000

	Total Value of TD Securities (USA), (collateral value of $15,300,008)	15,000,000

250,000,000	Wells Fargo Securities, dated 6/30/17; due 7/3/17 at 1.09% with maturity value of $250,022,708 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/30/17 to 11/15/25 at rates ranging from 0.13% to 2.25%, aggregate original par and fair value of $253,642,900 and $255,000,027, respectively)	250,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$150,000,000	Wells Fargo Securities, dated 6/30/17; due 7/3/17 at 1.10% with maturity value of $150,013,750 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 5/1/32 to 4/1/47 at rates ranging from 3.00% to 3.50%, aggregate original par and fair value of $149,152,690 and $153,000,000, respectively)	$150,000,000

	Total Value of Wells Fargo Securities, (collateral value of $408,000,027)	400,000,000

Total Repurchase Agreements		1,210,000,000

(Cost $1,210,000,000)

Total Investments		$5,156,509,793
(Cost 5,156,509,793)(c) — 99.79%

Other assets in excess of liabilities — 0.21%		10,690,099

NET ASSETS — 100.00%		$5,167,199,892

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2017. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC - Letter of Credit

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

June 30, 2017 (Unaudited)

Principal Amount		Value

Municipal Bonds — 3.74%
California — 0.46%
$ 50,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/18 @ 104	$52,193
975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	994,422
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	965,390
1,000,000	City of Los Angeles Housing GO, Series A, 3.15%, 9/1/30, Callable 9/1/27 @ 100	988,300

		3,000,305

Colorado — 0.08%
494,532	Colorado Housing & Finance Authority Revenue, 3.40%, 11/1/45, (Credit Support: FHA)	499,304

Delaware — 0.30%
670,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 7/1/23, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	670,704
765,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 7/1/28, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	771,403
560,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 7/1/31, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	564,116

		2,006,223

Illinois — 0.18%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation
	Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	276,081
987,774	Illinois State Housing Development Authority Revenue, Series A,
	2.63%, 3/1/48, (Credit Support: FHA)	942,188

		1,218,269

Massachusetts — 0.32%
545,000	Massachusetts Housing Finance Agency Revenue, Series 170, 1.51%, 12/1/17	544,940
250,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.21%, 6/1/18	250,985
330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	332,152
160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	161,582
575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	580,693

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	$206,921

		2,077,273

Missouri — 0.67%
4,284,158	Missouri Housing Development Commission, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	4,377,938

New York — 1.71%
500,000	New York City Housing Development Corp. Revenue, 1.73%, 8/1/17	500,000
750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	750,698
500,000	New York City Housing Development Corp. Revenue, Series B-1, 3.56%, 11/1/26	504,585
1,000,000	New York City Housing Development Corp. Revenue, Series B-1, 3.61%, 11/1/27	1,011,400
500,000	New York City Housing Development Corp. Revenue, Series B-1, 3.81%, 11/1/29	503,875
400,000	New York City Housing Development Corp. Revenue, Series G-1, 1.93%, 11/1/21	389,620
170,000	New York City Housing Development Corp. Revenue, Series G-1, 2.04%, 5/1/22	165,026
100,000	New York City Housing Development Corp. Revenue, Series G-1, 2.14%, 11/1/22	97,041
200,000	New York City Housing Development Corp. Revenue, Series G-1, 2.37%, 5/1/24	191,918
40,000	New York City Housing Development Corp. Revenue, Series G-1, 2.47%, 11/1/24	38,475
300,000	New York City Housing Development Corp. Revenue, Series G-1, 2.62%, 5/1/26	285,609
675,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae)	675,824
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 5/30/17 @ 100	1,000,610
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.59%, 4/1/18	1,332,624
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,337,043
1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	1,326,563
1,140,000	New York State Mortgage Agency Revenue, Series 187, 1.59%, 4/1/18	1,139,464

		11,250,375

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Vermont — 0.02%
$165,000	Vermont Housing Finance Agency Revenue, Series C, 1.95%, 8/15/17	$165,000

Total Municipal Bonds		24,594,687

(Cost $24,431,899)
Corporate Bonds — 0.07%
Health Care — 0.07%
460,000	Montefiore Medical Center, 2.15%, 10/20/26	440,745

Total Corporate Bonds		440,745

(Cost $460,000)
U.S. Government Agency Backed Mortgages — 91.46%
Fannie Mae — 56.65%
168,214	Pool #257613, 5.50%, 6/1/38	187,204
69,087	Pool #257631, 6.00%, 7/1/38	79,623
68,225	Pool #257656, 6.00%, 8/1/38	77,208
125,157	Pool #257663, 5.50%, 8/1/38	142,063
111,330	Pool #257890, 5.50%, 2/1/38	126,369
117,563	Pool #257892, 5.50%, 2/1/38	133,774
37,193	Pool #257897, 5.50%, 2/1/38	42,752
130,861	Pool #257903, 5.50%, 2/1/38	146,166
78,134	Pool #257913, 5.50%, 1/1/38	88,273
67,766	Pool #257926, 5.50%, 3/1/38	77,894
61,783	Pool #258022, 5.50%, 5/1/34	70,289
136,097	Pool #258070, 5.00%, 6/1/34	149,739
40,999	Pool #258121, 5.50%, 6/1/34	46,570
131,328	Pool #258152, 5.50%, 8/1/34	147,457
73,094	Pool #258157, 5.00%, 8/1/34	80,201
66,161	Pool #258163, 5.50%, 8/1/34	74,661
115,648	Pool #258166, 5.50%, 9/1/34	129,114
72,897	Pool #258171, 5.50%, 10/1/34	82,378
93,004	Pool #258224, 5.50%, 12/1/34	102,951
61,357	Pool #258238, 5.00%, 1/1/35	67,412
93,135	Pool #258251, 5.50%, 1/1/35	105,059
111,881	Pool #258305, 5.00%, 3/1/35	122,911
93,403	Pool #258336, 5.00%, 4/1/35	103,426
62,505	Pool #258340, 5.00%, 3/1/35	69,174
17,049	Pool #258393, 5.00%, 5/1/35	18,616
65,072	Pool #258394, 5.00%, 5/1/35	72,146
245,314	Pool #258395, 5.50%, 6/1/35	273,117
62,101	Pool #258403, 5.00%, 6/1/35	68,846
83,536	Pool #258404, 5.00%, 6/1/35	92,041
48,743	Pool #258410, 5.00%, 4/1/35	54,031
108,572	Pool #258448, 5.00%, 8/1/35	118,551
192,870	Pool #258450, 5.50%, 8/1/35	215,761
93,126	Pool #258456, 5.00%, 8/1/35	102,535

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 84,016	Pool #258552, 5.00%, 11/1/35	$92,606
82,388	Pool #258571, 5.50%, 11/1/35	92,373
90,874	Pool #258600, 6.00%, 1/1/36	104,379
348,162	Pool #258627, 5.50%, 2/1/36	387,581
104,879	Pool #258634, 5.50%, 2/1/36	117,921
56,338	Pool #258658, 5.50%, 3/1/36	64,124
52,898	Pool #258737, 5.50%, 12/1/35	60,209
43,612	Pool #259004, 8.00%, 2/1/30	52,409
46,519	Pool #259030, 8.00%, 4/1/30	54,770
45,897	Pool #259181, 6.50%, 3/1/31	53,332
12,774	Pool #259187, 6.50%, 4/1/31	14,114
73,230	Pool #259190, 6.50%, 4/1/31	85,028
83,480	Pool #259316, 6.50%, 11/1/31	96,601
31,394	Pool #259378, 6.00%, 12/1/31	35,902
35,237	Pool #259393, 6.00%, 1/1/32	40,401
44,324	Pool #259590, 5.50%, 11/1/32	50,371
180,020	Pool #259611, 5.50%, 11/1/32	202,066
48,733	Pool #259634, 5.50%, 12/1/32	53,945
142,927	Pool #259659, 5.50%, 2/1/33	160,918
34,144	Pool #259671, 5.50%, 2/1/33	38,799
83,116	Pool #259686, 5.50%, 3/1/33	93,536
39,333	Pool #259722, 5.00%, 5/1/33	43,303
50,981	Pool #259724, 5.00%, 5/1/33	56,289
124,021	Pool #259725, 5.00%, 5/1/33	135,734
110,277	Pool #259729, 5.00%, 6/1/33	121,011
64,004	Pool #259761, 5.00%, 6/1/33	70,234
106,007	Pool #259764, 5.00%, 7/1/33	116,310
118,267	Pool #259777, 5.00%, 7/1/33	129,451
85,360	Pool #259781, 5.00%, 7/1/33	93,679
51,760	Pool #259789, 5.00%, 7/1/33	57,152
94,822	Pool #259807, 5.00%, 8/1/33	104,025
129,108	Pool #259816, 5.00%, 8/1/33	141,337
28,690	Pool #259819, 5.00%, 8/1/33	31,675
52,984	Pool #259830, 5.00%, 8/1/33	58,179
35,085	Pool #259848, 5.00%, 9/1/33	38,740
74,377	Pool #259867, 5.50%, 10/1/33	83,985
64,627	Pool #259869, 5.50%, 10/1/33	72,493
111,210	Pool #259875, 5.50%, 10/1/33	124,815
71,746	Pool #259876, 5.50%, 10/1/33	80,993
41,340	Pool #259879, 5.50%, 10/1/33	47,024
103,284	Pool #259930, 5.00%, 11/1/33	112,778
39,361	Pool #259998, 5.00%, 3/1/34	43,530
6,946,373	Pool #465537, 4.20%, 7/1/20	7,356,714
679,208	Pool #465946, 3.61%, 9/1/20	709,293
1,814,612	Pool #468226, 3.86%, 6/1/21	1,922,135
276,212	Pool #469101, 3.75%, 2/1/27	293,647
784,497	Pool #469239, 2.69%, 10/1/18	790,409
436,431	Pool #470439, 2.91%, 5/1/22	448,143

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$3,102,529	Pool #470561, 2.94%, 2/1/22	$3,190,269
916,067	Pool #470828, 3.53%, 3/1/32	949,618
911,209	Pool #471478, 2.61%, 8/1/22	924,339
3,354,180	Pool #471948, 2.86%, 7/1/22	3,437,427
183,700	Pool #557295, 7.00%, 12/1/29	211,286
33,058	Pool #576445, 6.00%, 1/1/31	36,796
74,944	Pool #579402, 6.50%, 4/1/31	87,410
138,783	Pool #583728, 6.50%, 6/1/31	161,482
68,693	Pool #585148, 6.50%, 7/1/31	79,588
35,758	Pool #590931, 6.50%, 7/1/31	41,496
58,281	Pool #590932, 6.50%, 7/1/31	66,869
42,520	Pool #601865, 6.50%, 4/1/31	47,038
121,744	Pool #601868, 6.00%, 7/1/29	137,477
51,700	Pool #607611, 6.50%, 11/1/31	60,390
101,565	Pool #634271, 6.50%, 5/1/32	117,669
43,835	Pool #644232, 6.50%, 6/1/32	51,266
26,573	Pool #644432, 6.50%, 7/1/32	30,864
43,202	Pool #644437, 6.50%, 6/1/32	50,357
2,111,089	Pool #663159, 5.00%, 7/1/32	2,305,796
82,119	Pool #670278, 5.50%, 11/1/32	93,223
40,401	Pool #676702, 5.50%, 11/1/32	45,453
53,511	Pool #677591, 5.50%, 12/1/32	60,240
179,908	Pool #681883, 6.00%, 3/1/33	203,977
10,427	Pool #683087, 5.00%, 1/1/18	10,478
129,409	Pool #686542, 5.50%, 3/1/33	143,249
234,744	Pool #695961, 5.50%, 1/1/33	263,047
198,440	Pool #696407, 5.50%, 4/1/33	223,820
442,779	Pool #702478, 5.50%, 6/1/33	492,414
127,901	Pool #702479, 5.00%, 6/1/33	140,031
68,603	Pool #703210, 5.50%, 9/1/32	75,940
230,714	Pool #720025, 5.00%, 8/1/33	252,922
257,986	Pool #723066, 5.00%, 4/1/33	282,550
254,393	Pool #723067, 5.50%, 5/1/33	281,838
282,105	Pool #723070, 4.50%, 5/1/33	305,739
300,111	Pool #727311, 4.50%, 9/1/33	323,454
264,615	Pool #727312, 5.00%, 9/1/33	290,317
157,452	Pool #727315, 6.00%, 10/1/33	179,979
40,616	Pool #738589, 5.00%, 9/1/33	44,853
103,482	Pool #739269, 5.00%, 9/1/33	113,175
168,269	Pool #743595, 5.50%, 10/1/33	187,908
165,302	Pool #748041, 4.50%, 10/1/33	177,601
184,621	Pool #749891, 5.00%, 9/1/33	202,604
112,346	Pool #749897, 4.50%, 9/1/33	121,125
19,779	Pool #750984, 5.00%, 12/1/18	20,212
34,801	Pool #751008, 5.00%, 12/1/18	35,519
239,963	Pool #753533, 5.00%, 11/1/33	262,019
89,369	Pool #755679, 6.00%, 1/1/34	102,685
57,950	Pool #755746, 5.50%, 12/1/33	65,936

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 42,356	Pool #763551, 5.50%, 3/1/34	$48,168
151,785	Pool #763820, 5.50%, 1/1/34	170,031
50,826	Pool #765216, 5.00%, 1/1/19	51,937
13,732	Pool #765306, 5.00%, 2/1/19	14,056
6,464	Pool #773096, 4.50%, 3/1/19	6,602
42,080	Pool #773476, 5.50%, 7/1/19	43,476
172,618	Pool #773568, 5.50%, 5/1/34	192,183
47,189	Pool #776851, 6.00%, 10/1/34	54,433
60,247	Pool #777444, 5.50%, 5/1/34	68,499
802,712	Pool #777621, 5.00%, 2/1/34	880,904
132,233	Pool #781437, 6.00%, 8/1/34	150,037
85,553	Pool #781741, 6.00%, 9/1/34	97,997
58,964	Pool #781907, 5.00%, 2/1/21	61,597
143,730	Pool #781954, 5.00%, 6/1/34	157,600
177,392	Pool #781959, 5.50%, 6/1/34	196,365
272,102	Pool #783893, 5.50%, 12/1/34	305,415
76,538	Pool #783929, 5.50%, 10/1/34	86,452
30,102	Pool #788329, 6.50%, 8/1/34	33,172
165,307	Pool #797623, 5.00%, 7/1/35	181,423
125,893	Pool #797627, 5.00%, 7/1/35	138,247
116,741	Pool #798725, 5.50%, 11/1/34	132,517
106,771	Pool #799548, 6.00%, 9/1/34	122,096
976,774	Pool #806754, 4.50%, 9/1/34	1,053,421
338,746	Pool #806757, 6.00%, 9/1/34	385,621
776,526	Pool #806761, 5.50%, 9/1/34	866,109
118,852	Pool #808205, 5.00%, 1/1/35	130,426
36,379	Pool #813942, 5.00%, 11/1/20	37,751
280,460	Pool #815009, 5.00%, 4/1/35	307,827
283,806	Pool #817641, 5.00%, 11/1/35	312,277
125,509	Pool #820334, 5.00%, 9/1/35	137,865
328,577	Pool #820335, 5.00%, 9/1/35	359,560
185,076	Pool #820336, 5.00%, 9/1/35	204,071
404,716	Pool #822008, 5.00%, 5/1/35	444,314
285,589	Pool #829005, 5.00%, 8/1/35	313,646
186,429	Pool #829006, 5.50%, 9/1/35	207,418
171,292	Pool #829275, 5.00%, 8/1/35	188,065
162,886	Pool #829276, 5.00%, 8/1/35	178,835
119,076	Pool #829277, 5.00%, 8/1/35	130,485
448,172	Pool #829649, 5.50%, 3/1/35	499,063
305,471	Pool #844361, 5.50%, 11/1/35	340,257
157,251	Pool #845245, 5.50%, 11/1/35	178,414
60,445	Pool #866969, 6.00%, 2/1/36	69,931
162,317	Pool #867569, 6.00%, 2/1/36	185,304
78,255	Pool #867574, 5.50%, 2/1/36	88,451
122,109	Pool #870599, 6.00%, 6/1/36	140,033
134,233	Pool #870684, 6.00%, 7/1/36	151,820
342,255	Pool #871072, 5.50%, 2/1/37	381,213
180,397	Pool #884693, 5.50%, 4/1/36	203,412

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 621,242	Pool #885724, 5.50%, 6/1/36	$691,957
79,621	Pool #908671, 6.00%, 1/1/37	91,371
282,992	Pool #911730, 5.50%, 12/1/21	298,842
76,827	Pool #919368, 5.50%, 4/1/37	87,133
293,562	Pool #922582, 6.00%, 12/1/36	334,225
345,474	Pool #934941, 5.00%, 8/1/39	380,521
306,964	Pool #934942, 5.00%, 9/1/39	338,104
173,003	Pool #941204, 5.50%, 6/1/37	194,426
62,838	Pool #943394, 5.50%, 6/1/37	71,797
220,209	Pool #944502, 6.00%, 6/1/37	250,240
351,154	Pool #948600, 6.00%, 8/1/37	398,772
155,781	Pool #948672, 5.50%, 8/1/37	173,465
219,916	Pool #952598, 6.00%, 7/1/37	251,613
127,593	Pool #952623, 6.00%, 8/1/37	145,662
112,271	Pool #952632, 6.00%, 7/1/37	128,511
279,919	Pool #952678, 6.50%, 8/1/37	326,371
98,401	Pool #952693, 6.50%, 8/1/37	114,154
352,164	Pool #958502, 5.07%, 5/1/19	367,610
105,977	Pool #975769, 5.50%, 3/1/38	119,497
79,696	Pool #982898, 5.00%, 5/1/38	88,055
146,778	Pool #983033, 5.00%, 5/1/38	161,071
145,954	Pool #984842, 5.50%, 6/1/38	163,024
76,904	Pool #986230, 5.00%, 7/1/38	84,970
120,999	Pool #986239, 6.00%, 7/1/38	136,997
130,012	Pool #986957, 5.50%, 7/1/38	145,218
74,850	Pool #990510, 5.50%, 8/1/38	85,405
353,765	Pool #990511, 6.00%, 8/1/38	401,197
171,901	Pool #990617, 5.50%, 9/1/38	193,241
137,326	Pool #AA0526, 5.00%, 12/1/38	150,699
131,504	Pool #AA0644, 4.50%, 3/1/39	142,004
311,988	Pool #AA0645, 4.50%, 3/1/39	337,581
150,710	Pool #AA2243, 4.50%, 5/1/39	164,674
413,477	Pool #AA3142, 4.50%, 3/1/39	448,106
96,766	Pool #AA3143, 4.00%, 3/1/39	103,358
504,724	Pool #AA3206, 4.00%, 4/1/39	536,191
509,613	Pool #AA3207, 4.50%, 3/1/39	550,303
158,890	Pool #AA4468, 4.00%, 4/1/39	168,796
246,592	Pool #AA7042, 4.50%, 6/1/39	268,169
401,369	Pool #AA7658, 4.00%, 6/1/39	426,392
334,298	Pool #AA7659, 4.50%, 6/1/39	361,721
149,553	Pool #AA7741, 4.50%, 6/1/24	158,353
3,433,844	Pool #AB7798, 3.00%, 1/1/43	3,448,732
3,259,407	Pool #AB9203, 3.00%, 4/1/43	3,273,540
1,591,403	Pool #AB9204, 3.00%, 4/1/43	1,598,303
1,034,194	Pool #AB9831, 3.00%, 6/1/43	1,039,970
470,444	Pool #AC1463, 5.00%, 8/1/39	518,168
110,312	Pool #AC1464, 5.00%, 8/1/39	122,192
956,760	Pool #AC2109, 4.50%, 7/1/39	1,033,151

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 51,497	Pool #AC4394, 5.00%, 9/1/39	$57,172
556,431	Pool #AC4395, 5.00%, 9/1/39	613,661
348,590	Pool #AC5328, 5.00%, 10/1/39	383,953
370,513	Pool #AC5329, 5.00%, 10/1/39	406,595
300,983	Pool #AC6304, 5.00%, 11/1/39	331,516
223,881	Pool #AC6305, 5.00%, 11/1/39	246,593
299,873	Pool #AC6307, 5.00%, 12/1/39	328,841
326,302	Pool #AC6790, 5.00%, 12/1/39	359,404
1,399,927	Pool #AC7199, 5.00%, 12/1/39	1,535,337
761,515	Pool #AD1470, 5.00%, 2/1/40	842,456
1,672,719	Pool #AD1471, 4.50%, 2/1/40	1,830,843
420,466	Pool #AD1560, 5.00%, 3/1/40	461,412
1,536,167	Pool #AD1585, 4.50%, 2/1/40	1,681,383
375,358	Pool #AD1586, 5.00%, 1/1/40	416,134
637,093	Pool #AD1638, 4.50%, 2/1/40	687,562
184,041	Pool #AD1640, 4.50%, 3/1/40	198,620
1,598,408	Pool #AD1942, 4.50%, 1/1/40	1,749,758
366,408	Pool #AD1943, 5.00%, 1/1/40	405,525
1,163,782	Pool #AD1988, 4.50%, 2/1/40	1,273,796
397,841	Pool #AD2896, 5.00%, 3/1/40	438,201
618,292	Pool #AD4456, 4.50%, 4/1/40	667,273
769,545	Pool #AD4458, 4.50%, 4/1/40	830,508
509,208	Pool #AD4940, 4.50%, 6/1/40	551,456
378,974	Pool #AD4946, 4.50%, 6/1/40	410,417
365,295	Pool #AD5728, 5.00%, 4/1/40	402,353
501,801	Pool #AD7239, 4.50%, 7/1/40	543,434
276,089	Pool #AD7242, 4.50%, 7/1/40	300,074
204,952	Pool #AD7256, 4.50%, 7/1/40	222,053
766,876	Pool #AD7271, 4.50%, 7/1/40	827,387
301,238	Pool #AD7272, 4.50%, 7/1/40	326,231
433,142	Pool #AD8960, 5.00%, 6/1/40	475,323
312,223	Pool #AD9613, 4.50%, 8/1/40	336,859
1,100,456	Pool #AD9614, 4.50%, 8/1/40	1,187,289
451,743	Pool #AE2011, 4.00%, 9/1/40	477,577
1,923,859	Pool #AE2012, 4.00%, 9/1/40	2,033,880
226,147	Pool #AE2023, 4.00%, 9/1/40	240,423
910,833	Pool #AE5432, 4.00%, 10/1/40	962,921
358,522	Pool #AE5435, 4.50%, 9/1/40	386,812
368,348	Pool #AE5806, 4.50%, 9/1/40	398,909
620,301	Pool #AE5861, 4.00%, 10/1/40	655,775
547,342	Pool #AE5862, 4.00%, 10/1/40	578,814
379,867	Pool #AE5863, 4.00%, 10/1/40	401,591
485,464	Pool #AE6850, 4.00%, 10/1/40	513,226
246,069	Pool #AE6851, 4.00%, 10/1/40	260,141
167,585	Pool #AE7699, 4.00%, 11/1/40	178,740
524,785	Pool #AE7703, 4.00%, 10/1/40	559,716
1,057,468	Pool #AE7707, 4.00%, 11/1/40	1,117,942
718,842	Pool #AH0300, 4.00%, 11/1/40	759,951

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 678,264	Pool #AH0301, 3.50%, 11/1/40	$700,864
61,735	Pool #AH0302, 4.00%, 11/1/40	65,951
477,639	Pool #AH0306, 4.00%, 12/1/40	507,790
506,066	Pool #AH0508, 4.00%, 11/1/40	535,007
990,341	Pool #AH0537, 4.00%, 12/1/40	1,048,678
967,860	Pool #AH0914, 4.50%, 11/1/40	1,043,928
800,252	Pool #AH0917, 4.00%, 12/1/40	846,017
791,567	Pool #AH1077, 4.00%, 1/1/41	844,131
847,514	Pool #AH2973, 4.00%, 12/1/40	895,982
830,691	Pool #AH2980, 4.00%, 1/1/41	878,196
1,118,187	Pool #AH5656, 4.00%, 1/1/41	1,184,055
473,702	Pool #AH5657, 4.00%, 2/1/41	500,792
532,975	Pool #AH5658, 4.00%, 2/1/41	563,455
577,878	Pool #AH5662, 4.00%, 2/1/41	614,357
798,723	Pool #AH5882, 4.00%, 2/1/26	839,252
641,139	Pool #AH6764, 4.00%, 3/1/41	677,804
2,001,134	Pool #AH6768, 4.00%, 3/1/41	2,115,574
346,067	Pool #AH7277, 4.00%, 3/1/41	367,264
1,068,744	Pool #AH7281, 4.00%, 3/1/41	1,130,196
389,375	Pool #AH7526, 4.50%, 3/1/41	420,282
1,182,171	Pool #AH7537, 4.00%, 3/1/41	1,249,407
723,899	Pool #AH8878, 4.50%, 4/1/41	780,567
470,081	Pool #AH8885, 4.50%, 4/1/41	506,879
590,534	Pool #AH9050, 3.50%, 2/1/26	614,917
571,462	Pool #AI0114, 4.00%, 3/1/41	604,321
979,242	Pool #AI1846, 4.50%, 5/1/41	1,055,898
758,869	Pool #AI1847, 4.50%, 5/1/41	819,104
1,343,901	Pool #AI1848, 4.50%, 5/1/41	1,449,103
1,035,992	Pool #AI1849, 4.50%, 5/1/41	1,132,955
531,061	Pool #AJ0651, 4.00%, 8/1/41	561,265
495,605	Pool #AJ7668, 4.00%, 11/1/41	523,793
901,278	Pool #AJ9133, 4.00%, 1/1/42	951,975
9,624,795	Pool #AK2386, 3.50%, 2/1/42(a)	9,936,473
3,249,715	Pool #AK6715, 3.50%, 3/1/42	3,354,950
1,211,333	Pool #AK6716, 3.50%, 3/1/42	1,250,559
704,260	Pool #AK6718, 3.50%, 2/1/42	727,065
624,320	Pool #AM0414, 2.87%, 9/1/27	621,937
458,799	Pool #AM0635, 2.55%, 10/1/22	465,033
920,085	Pool #AM1750, 3.04%, 12/1/30	903,269
4,877,106	Pool #AM4392, 3.79%, 10/1/23	5,213,852
492,779	Pool #AM4590, 3.18%, 10/1/20	508,598
2,321,515	Pool #AM5335, 3.69%, 2/1/24	2,471,770
240,657	Pool #AM6907, 3.68%, 10/1/32	254,242
1,522,372	Pool #AM7764, 3.05%, 1/1/27	1,546,796
965,139	Pool #AM7938, 2.59%, 12/1/25	964,586
292,453	Pool #AM9239, 3.03%, 6/1/25	298,217
490,495	Pool #AM9780, 3.31%, 3/1/31	500,194
984,858	Pool #AN2066, 2.75%, 7/1/26	979,593

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$1,000,000	Pool #AN2398, 2.52%, 7/1/28	$960,516
1,000,000	Pool #AN2746, 2.30%, 9/1/26	965,011
1,000,000	Pool #AN3157, 2.25%, 10/1/26	958,483
495,949	Pool #AN3919, 2.82%, 12/1/26	495,527
1,987,534	Pool #AN4408, 3.35%, 1/1/27	2,057,229
897,598	Pool #AN5053, 3.34%, 4/1/27	927,501
320,000	Pool #AN5468, 3.22%, 5/1/27	328,280
1,000,000	Pool #AN5848, 3.15%, 6/1/27	1,019,497
965,056	Pool #AO2923, 3.50%, 5/1/42	996,308
2,245,948	Pool #AO8029, 3.50%, 7/1/42	2,320,081
707,833	Pool #AP7483, 3.50%, 9/1/42	731,197
760,527	Pool #AQ6710, 2.50%, 10/1/27	768,341
1,687,425	Pool #AQ7193, 3.50%, 7/1/43	1,741,014
2,656,903	Pool #AR3088, 3.00%, 1/1/43	2,671,744
695,038	Pool #AR6712, 3.00%, 1/1/43	698,269
922,192	Pool #AR6928, 3.00%, 3/1/43	926,191
512,889	Pool #AR6933, 3.00%, 3/1/43	515,113
925,688	Pool #AS1916, 4.00%, 3/1/44	975,443
618,978	Pool #AS1917, 4.00%, 3/1/44	655,440
207,985	Pool #AS2129, 4.00%, 3/1/44	219,164
1,133,991	Pool #AS2439, 4.00%, 5/1/44	1,200,790
1,670,620	Pool #AS2784, 4.00%, 7/1/44	1,760,416
1,521,856	Pool #AS3244, 4.00%, 9/1/44	1,601,754
1,977,273	Pool #AS3494, 4.00%, 10/1/44(a)	2,081,079
1,618,384	Pool #AS3726, 4.00%, 11/1/44	1,703,350
1,749,935	Pool #AS3728, 4.00%, 11/1/44	1,841,807
1,006,440	Pool #AS3926, 3.50%, 12/1/44	1,036,201
676,106	Pool #AS3929, 4.00%, 12/1/44	711,602
741,513	Pool #AS3930, 4.00%, 11/1/44	780,442
1,058,238	Pool #AS4070, 4.00%, 12/1/44	1,123,717
822,386	Pool #AS4240, 3.50%, 1/1/45	845,676
1,591,313	Pool #AS4388, 3.50%, 2/1/45	1,636,379
799,857	Pool #AS4390, 3.50%, 2/1/45	822,509
1,043,191	Pool #AS4732, 3.50%, 4/1/45	1,072,735
8,234,165	Pool #AS4737, 3.50%, 4/1/45(a)	8,467,359
1,853,636	Pool #AS4743, 3.50%, 4/1/45	1,906,131
1,176,099	Pool #AS4905, 3.50%, 4/1/45	1,210,877
7,374,045	Pool #AS4908, 3.50%, 5/1/45(a)	7,582,880
1,023,230	Pool #AS4910, 3.50%, 5/1/45	1,052,208
7,978,562	Pool #AS5114, 3.50%, 6/1/45(a)	8,199,531
1,281,298	Pool #AS5118, 3.50%, 5/1/45	1,316,784
1,267,536	Pool #AS5341, 3.50%, 7/1/45	1,302,641
2,548,145	Pool #AS5345, 3.50%, 7/1/45	2,618,717
1,413,509	Pool #AS5576, 4.00%, 8/1/45	1,486,393
1,961,470	Pool #AS5749, 3.50%, 9/1/45	2,015,794
2,012,472	Pool #AS5916, 3.50%, 9/1/45	2,068,208
997,074	Pool #AS5919, 3.50%, 9/1/45	1,025,000
1,005,184	Pool #AS5922, 3.50%, 9/1/45	1,033,023

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$1,561,709	Pool #AS6303, 4.00%, 11/1/45	$1,642,234
1,532,841	Pool #AS6469, 4.00%, 12/1/45	1,611,878
529,369	Pool #AS6607, 4.00%, 1/1/46	556,665
1,933,847	Pool #AS6778, 3.50%, 3/1/46	1,987,406
1,369,145	Pool #AS6958, 3.50%, 4/1/46	1,407,064
1,533,074	Pool #AS7138, 3.50%, 5/1/46	1,575,533
1,016,485	Pool #AS7139, 3.50%, 5/1/46	1,044,637
1,876,523	Pool #AS7333, 3.00%, 6/1/46	1,875,277
1,883,055	Pool #AS7334, 3.00%, 6/1/46	1,881,804
1,652,400	Pool #AS7335, 3.00%, 5/1/46	1,651,303
1,029,875	Pool #AS7336, 3.00%, 6/1/46	1,030,478
2,252,947	Pool #AS7339, 3.00%, 6/1/46	2,251,451
3,750,218	Pool #AS7504, 3.00%, 7/1/46	3,747,727
1,052,510	Pool #AS7512, 3.00%, 7/1/46	1,051,811
1,723,007	Pool #AS7515, 3.00%, 7/1/46	1,721,863
1,010,860	Pool #AS7516, 3.00%, 7/1/46	1,010,189
1,690,305	Pool #AS7517, 3.00%, 6/1/46	1,689,183
1,015,339	Pool #AS7518, 3.00%, 7/1/46	1,014,665
2,621,010	Pool #AS7674, 3.00%, 8/1/46	2,619,270
4,815,928	Pool #AS7675, 3.00%, 8/1/46	4,812,730
1,955,978	Pool #AS7676, 3.00%, 8/1/46	1,954,679
4,778,610	Pool #AS8053, 3.00%, 10/1/46	4,775,437
1,285,621	Pool #AS8054, 3.00%, 10/1/46	1,284,767
1,855,819	Pool #AS8076, 3.00%, 10/1/46	1,854,587
1,074,802	Pool #AS8077, 3.00%, 10/1/46	1,074,088
4,501,931	Pool #AS8283, 3.00%, 11/1/46	4,498,941
1,772,877	Pool #AS8289, 3.00%, 10/1/46	1,771,700
2,896,794	Pool #AS8440, 3.00%, 11/1/46	2,894,870
1,922,111	Pool #AS8441, 3.00%, 11/1/46	1,920,834
4,919,100	Pool #AS8442, 3.00%, 12/1/46	4,925,056
2,625,750	Pool #AS8632, 3.50%, 1/1/47	2,698,881
2,786,116	Pool #AS8633, 3.50%, 1/1/47	2,863,714
1,412,238	Pool #AS8776, 3.50%, 2/1/47	1,451,571
2,367,003	Pool #AS8777, 3.50%, 2/1/47	2,432,928
1,158,960	Pool #AS9308, 4.00%, 2/1/47	1,219,081
1,950,097	Pool #AS9381, 4.00%, 4/1/47	2,053,087
1,664,711	Pool #AS9549, 4.00%, 5/1/47	1,752,628
2,984,793	Pool #AS9550, 4.00%, 5/1/47	3,142,428
1,354,418	Pool #AS9727, 3.50%, 6/1/47	1,392,352
1,041,833	Pool #AS9728, 3.50%, 6/1/47	1,071,013
1,826,290	Pool #AS9729, 4.00%, 6/1/47	1,922,741
1,287,230	Pool #AS9825, 4.00%, 6/1/47	1,355,212
1,252,059	Pool #AT2688, 3.00%, 5/1/43	1,257,488
1,389,008	Pool #AT2689, 3.00%, 5/1/43	1,395,030
853,754	Pool #AT2690, 3.00%, 4/1/43	857,456
518,701	Pool #AT2691, 3.00%, 5/1/43	521,274
833,855	Pool #AT3963, 2.50%, 3/1/28	840,858
612,608	Pool #AT7873, 2.50%, 6/1/28	618,423

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 808,080	Pool #AT8051, 3.00%, 6/1/43	$811,584
894,906	Pool #AU0971, 3.50%, 8/1/43	923,326
1,030,931	Pool #AU2165, 3.50%, 7/1/43	1,063,671
871,603	Pool #AU2188, 3.50%, 8/1/43	899,283
903,821	Pool #AU3700, 3.50%, 8/1/43	932,665
712,501	Pool #AU4653, 3.50%, 9/1/43	738,246
454,835	Pool #AU6054, 4.00%, 9/1/43	479,851
496,908	Pool #AU6718, 4.00%, 10/1/43	526,955
1,249,308	Pool #AU7003, 4.00%, 11/1/43	1,328,951
718,125	Pool #AU7005, 4.00%, 11/1/43	761,998
1,071,395	Pool #AV0679, 4.00%, 12/1/43	1,139,696
597,935	Pool #AV9282, 4.00%, 2/1/44	630,074
1,218,262	Pool #AW0993, 4.00%, 5/1/44	1,295,165
616,633	Pool #AW1565, 4.00%, 4/1/44	649,777
353,711	Pool #AW3671, 4.00%, 4/1/44	374,546
1,058,693	Pool #AW5046, 4.00%, 7/1/44	1,115,598
899,785	Pool #AW5047, 4.00%, 7/1/44	948,148
620,653	Pool #AW7040, 4.00%, 6/1/44	657,213
761,248	Pool #AW8629, 3.50%, 5/1/44	784,710
990,912	Pool #AX2884, 3.50%, 11/1/44	1,024,549
1,882,340	Pool #AX4860, 3.50%, 12/1/44	1,938,001
1,063,644	Pool #AY0075, 3.50%, 11/1/44	1,095,096
1,742,398	Pool #AY1389, 3.50%, 4/1/45	1,791,744
1,317,134	Pool #AY3435, 3.50%, 5/1/45	1,354,435
1,393,794	Pool #AY5571, 3.50%, 6/1/45	1,432,395
1,737,785	Pool #BC0802, 3.50%, 4/1/46	1,785,914
1,455,536	Pool #BC0804, 3.50%, 4/1/46	1,495,848
1,292,259	Pool #BC1135, 3.00%, 6/1/46	1,291,401
2,711,556	Pool #BD3807, 3.00%, 7/1/46	2,709,755
1,742,824	Pool #BD5021, 3.50%, 2/1/47	1,793,543
2,162,643	Pool #BD7140, 4.00%, 4/1/47	2,276,858
2,599,543	Pool #BE4232, 3.00%, 12/1/46	2,597,817
1,481,562	Pool #BE9743, 3.50%, 4/1/47	1,522,942
1,474,732	Pool #BH4659, 4.00%, 6/1/47	1,552,616
55,951	Pool #MC0013, 5.50%, 12/1/38	63,701
91,817	Pool #MC0014, 5.50%, 12/1/38	104,794
74,918	Pool #MC0016, 5.50%, 11/1/38	84,663
147,516	Pool #MC0038, 4.50%, 3/1/39	162,752
50,713	Pool #MC0059, 4.00%, 4/1/39	54,643
89,554	Pool #MC0081, 4.00%, 5/1/39	95,431
110,672	Pool #MC0112, 4.50%, 6/1/39	122,622
201,678	Pool #MC0127, 4.50%, 7/1/39	218,380
63,892	Pool #MC0135, 4.50%, 6/1/39	70,491
527,947	Pool #MC0154, 4.50%, 8/1/39	572,163
200,645	Pool #MC0160, 4.50%, 8/1/39	217,167
220,823	Pool #MC0171, 4.50%, 9/1/39	241,974
325,408	Pool #MC0177, 4.50%, 9/1/39	352,203
128,025	Pool #MC0270, 4.50%, 3/1/40	138,607

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$374,251	Pool #MC0325, 4.50%, 7/1/40	$411,208
95,706	Pool #MC0426, 4.50%, 1/1/41	103,228
543,789	Pool #MC0584, 4.00%, 1/1/42	574,377
471,145	Pool #MC0585, 4.00%, 1/1/42	497,647
66,604	Pool #MC3344, 5.00%, 12/1/38	74,006

		372,640,970

Freddie Mac — 8.45%
85,851	Pool #A10124, 5.00%, 6/1/33	94,152
136,149	Pool #A10548, 5.00%, 6/1/33	148,681
232,178	Pool #A12237, 5.00%, 8/1/33	253,893
98,024	Pool #A12969, 4.50%, 8/1/33	105,564
72,561	Pool #A12985, 5.00%, 8/1/33	80,149
60,109	Pool #A12986, 5.00%, 8/1/33	66,419
40,964	Pool #A14028, 4.50%, 9/1/33	44,623
137,719	Pool #A14325, 5.00%, 9/1/33	150,848
83,527	Pool #A15268, 6.00%, 10/1/33	95,875
275,571	Pool #A15579, 5.50%, 11/1/33	306,808
132,534	Pool #A17393, 5.50%, 12/1/33	149,745
172,708	Pool #A17397, 5.50%, 1/1/34	195,680
246,009	Pool #A18617, 5.50%, 1/1/34	277,865
263,718	Pool #A19019, 5.50%, 2/1/34	299,354
85,861	Pool #A20070, 5.50%, 3/1/34	97,344
320,237	Pool #A20540, 5.50%, 4/1/34	359,388
122,768	Pool #A20541, 5.50%, 4/1/34	137,764
112,818	Pool #A21679, 5.50%, 4/1/34	124,386
170,505	Pool #A23192, 5.00%, 5/1/34	186,619
450,763	Pool #A25310, 5.00%, 6/1/34	492,143
181,028	Pool #A25311, 5.00%, 6/1/34	198,079
163,637	Pool #A26395, 6.00%, 9/1/34	187,194
38,107	Pool #A26396, 5.50%, 9/1/34	43,382
234,592	Pool #A28241, 5.50%, 10/1/34	264,169
20,674	Pool #A30055, 5.00%, 11/1/34	22,485
187,392	Pool #A30591, 6.00%, 12/1/34	213,658
248,732	Pool #A31135, 5.50%, 12/1/34	279,411
302,695	Pool #A33167, 5.00%, 1/1/35	331,234
213,197	Pool #A34999, 5.50%, 4/1/35	241,149
76,383	Pool #A35628, 5.50%, 6/1/35	86,844
427,229	Pool #A37185, 5.00%, 9/1/35	468,317
204,456	Pool #A38830, 5.00%, 5/1/35	223,643
100,632	Pool #A40538, 5.00%, 12/1/35	109,625
128,803	Pool #A42095, 5.50%, 1/1/36	145,329
113,208	Pool #A42097, 5.00%, 1/1/36	124,223
170,524	Pool #A42098, 5.50%, 1/1/36	189,842
335,278	Pool #A42803, 5.50%, 2/1/36	378,466
105,467	Pool #A42805, 6.00%, 2/1/36	120,390
240,333	Pool #A44639, 5.50%, 3/1/36	269,483

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$277,372	Pool #A45396, 5.00%, 6/1/35	$304,039
151,223	Pool #A46321, 5.50%, 7/1/35	171,681
209,759	Pool #A46746, 5.50%, 8/1/35	237,123
92,082	Pool #A46996, 5.50%, 9/1/35	104,441
323,171	Pool #A46997, 5.50%, 9/1/35	362,185
135,852	Pool #A47552, 5.00%, 11/1/35	149,618
248,973	Pool #A47553, 5.00%, 11/1/35	273,049
88,075	Pool #A47554, 5.50%, 11/1/35	100,091
162,011	Pool #A48789, 6.00%, 5/1/36	183,651
84,059	Pool #A49013, 6.00%, 5/1/36	96,523
160,108	Pool #A49526, 6.00%, 5/1/36	182,044
79,260	Pool #A49843, 6.00%, 6/1/36	90,530
443,421	Pool #A49844, 6.00%, 6/1/36	503,685
18,371	Pool #A49845, 6.50%, 6/1/36	20,060
89,990	Pool #A50128, 6.00%, 6/1/36	99,346
276,019	Pool #A59530, 5.50%, 4/1/37	307,082
200,903	Pool #A59964, 5.50%, 4/1/37	227,781
83,721	Pool #A61754, 5.50%, 5/1/37	95,131
89,094	Pool #A61779, 5.50%, 5/1/37	101,237
97,701	Pool #A61915, 5.50%, 6/1/37	110,772
147,253	Pool #A61916, 6.00%, 6/1/37	166,975
104,318	Pool #A63456, 5.50%, 6/1/37	118,307
419,952	Pool #A64012, 5.50%, 7/1/37	467,082
94,608	Pool #A64015, 6.00%, 7/1/37	107,952
418,001	Pool #A66061, 5.50%, 8/1/37	472,358
230,192	Pool #A66122, 6.00%, 8/1/37	262,531
101,729	Pool #A66133, 6.00%, 6/1/37	116,462
209,897	Pool #A68766, 6.00%, 10/1/37	239,478
77,920	Pool #A70292, 5.50%, 7/1/37	87,420
115,319	Pool #A75113, 5.00%, 3/1/38	126,486
92,019	Pool #A76187, 5.00%, 4/1/38	101,332
746,849	Pool #A91887, 5.00%, 4/1/40	824,189
290,225	Pool #A92388, 4.50%, 5/1/40	314,112
449,724	Pool #A93962, 4.50%, 9/1/40	486,738
559,091	Pool #A95573, 4.00%, 12/1/40	592,047
383,745	Pool #A96339, 4.00%, 12/1/40	406,365
543,612	Pool #A97099, 4.00%, 1/1/41	577,948
471,051	Pool #A97715, 4.00%, 3/1/41	500,805
384,934	Pool #A97716, 4.50%, 3/1/41	415,413
33,694	Pool #B31140, 6.50%, 10/1/31	36,655
23,281	Pool #B31206, 6.00%, 3/1/32	25,156
67,280	Pool #B31493, 5.00%, 2/1/34	71,542
56,096	Pool #B31532, 5.00%, 5/1/34	59,654
84,862	Pool #B31546, 5.50%, 5/1/34	91,336
51,632	Pool #B31547, 5.50%, 5/1/34	55,576
85,678	Pool #B31551, 5.50%, 6/1/34	92,189
60,461	Pool #B31587, 5.00%, 11/1/34	64,347
60,208	Pool #B31588, 5.50%, 11/1/34	64,793

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 25,467	Pool #B50450, 4.50%, 1/1/19	$25,892
8,698	Pool #B50451, 5.00%, 1/1/19	8,823
3,525	Pool #B50470, 4.50%, 4/1/19	3,584
52,043	Pool #B50496, 5.50%, 9/1/19	53,562
31,914	Pool #B50499, 5.00%, 11/1/19	32,633
4,907	Pool #B50501, 4.50%, 11/1/19	4,935
23,096	Pool #B50504, 5.50%, 11/1/19	23,817
69,303	Pool #B50506, 5.00%, 11/1/19	71,195
35,849	Pool #C37233, 7.50%, 2/1/30	41,475
135,442	Pool #C51686, 6.50%, 5/1/31	156,140
99,703	Pool #C53210, 6.50%, 6/1/31	115,581
43,965	Pool #C60020, 6.50%, 11/1/31	51,172
49,730	Pool #C65616, 6.50%, 3/1/32	57,340
51,219	Pool #C68324, 6.50%, 6/1/32	59,659
48,561	Pool #C73273, 6.00%, 11/1/32	55,126
165,577	Pool #C73525, 6.00%, 11/1/32	189,341
54,211	Pool #C74672, 5.50%, 11/1/32	61,450
153,650	Pool #C77844, 5.50%, 3/1/33	172,483
58,753	Pool #C77845, 5.50%, 3/1/33	66,851
37,928	Pool #C78252, 5.50%, 3/1/33	42,643
72,022	Pool #J00980, 5.00%, 1/1/21	75,181
16,460	Pool #J05466, 5.50%, 6/1/22	16,927
509,138	Pool #J21142, 2.50%, 11/1/27	515,403
608,752	Pool #J23532, 2.50%, 5/1/28	615,292
232,040	Pool #Q00462, 4.00%, 3/1/41	245,392
360,534	Pool #Q00465, 4.50%, 4/1/41	388,461
702,573	Pool #Q05867, 3.50%, 12/1/41	725,516
676,895	Pool #Q06239, 3.50%, 1/1/42	699,000
323,493	Pool #Q06406, 4.00%, 2/1/42	341,804
1,225,465	Pool #Q13349, 3.00%, 11/1/42	1,229,821
1,280,565	Pool #Q17662, 3.00%, 4/1/43	1,285,117
1,094,159	Pool #Q18754, 3.00%, 6/1/43	1,098,049
966,792	Pool #Q18772, 3.00%, 6/1/43	970,229
1,690,450	Pool #Q32756, 3.00%, 4/1/45	1,692,233
1,014,306	Pool #Q33966, 3.50%, 6/1/45	1,042,675
1,137,239	Pool #Q41898, 3.50%, 7/1/46	1,169,046
1,316,545	Pool #Q41900, 3.50%, 7/1/46	1,353,367
1,278,414	Pool #Q41901, 3.50%, 7/1/46	1,314,170
2,746,012	Pool #Q43041, 3.00%, 9/1/46	2,742,901
1,369,190	Pool #Q43155, 3.00%, 9/1/46	1,367,639
1,438,759	Pool #Q43157, 3.00%, 9/1/46	1,437,129
1,011,296	Pool #V82990, 4.00%, 3/1/47	1,064,034
1,139,714	Pool #V83121, 3.50%, 3/1/47	1,171,858
2,762,003	Pool #V83123, 4.00%, 5/1/47	2,908,843
2,201,332	Pool #V83124, 3.50%, 4/1/47	2,263,417
2,342,841	Pool #V83185, 3.50%, 5/1/47	2,409,099
2,107,883	Pool #V83186, 4.00%, 5/1/47	2,219,947
1,621,163	Pool #WA3103, 3.30%, 2/1/27	1,638,102

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$2,000,000	Pool #WN3000, 3.14%, 1/1/28(b)	$2,054,917

		55,578,811

Ginnie Mae — 26.36%
89,120	Pool #409117, 5.50%, 6/20/38	98,628
968,224	Pool #442423, 4.00%, 9/20/41	1,022,195
99,784	Pool #487643, 5.00%, 2/15/39	110,082
398,916	Pool #588448, 6.25%, 9/15/32	399,793
421,524	Pool #616936, 5.50%, 1/15/36	472,516
348,418	Pool #617904, 5.75%, 9/15/23	349,189
1,552,233	Pool #618363, 4.00%, 9/20/41	1,637,788
476,695	Pool #624106, 5.13%, 3/15/34	477,436
326,832	Pool #654705, 4.00%, 9/20/41	344,846
410,862	Pool #664269, 5.85%, 6/15/38	415,313
123,074	Pool #675509, 5.50%, 6/15/38	139,309
414,530	Pool #697672, 5.50%, 12/15/38	467,528
281,240	Pool #697814, 5.00%, 2/15/39	308,815
372,904	Pool #697885, 4.50%, 3/15/39	402,605
114,315	Pool #698112, 4.50%, 5/15/39	123,420
635,118	Pool #698113, 4.50%, 5/15/39	685,704
133,546	Pool #699294, 5.63%, 9/20/38	148,853
1,788,434	Pool #713519, 6.00%, 7/15/39	2,056,074
119,337	Pool #714561, 4.50%, 6/15/39	128,842
284,824	Pool #716822, 4.50%, 4/15/39	307,822
243,337	Pool #716823, 4.50%, 4/15/39	262,984
122,656	Pool #717132, 4.50%, 5/15/39	132,655
151,943	Pool #717133, 4.50%, 5/15/39	164,045
793,249	Pool #720080, 4.50%, 6/15/39	862,286
237,043	Pool #720521, 5.00%, 8/15/39	262,534
880,882	Pool #724629, 5.00%, 7/20/40	967,559
1,119,001	Pool #726550, 5.00%, 9/15/39	1,235,491
522,724	Pool #729018, 4.50%, 2/15/40	562,827
395,202	Pool #729346, 4.50%, 7/15/41	425,938
515,196	Pool #738844, 3.50%, 10/15/41	536,327
329,820	Pool #738845, 3.50%, 10/15/41	343,348
1,232,520	Pool #738862, 4.00%, 10/15/41	1,302,860
357,780	Pool #747241, 5.00%, 9/20/40	392,203
799,746	Pool #748654, 3.50%, 9/15/40	832,423
156,955	Pool #748846, 4.50%, 9/20/40	171,449
523,858	Pool #757016, 3.50%, 11/15/40	545,999
580,356	Pool #757017, 4.00%, 12/15/40	621,344
732,060	Pool #759297, 4.00%, 1/20/41	780,187
437,440	Pool #759298, 4.00%, 2/20/41	462,371
271,116	Pool #762877, 4.00%, 4/15/41	286,589
382,484	Pool #763564, 4.50%, 5/15/41	412,231
297,592	Pool #770391, 4.50%, 6/15/41	320,737
507,410	Pool #770481, 4.00%, 8/15/41	536,923

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 233,172	Pool #770482, 4.50%, 8/15/41	$251,307
715,036	Pool #770517, 4.00%, 8/15/41	755,843
546,068	Pool #770529, 4.00%, 8/15/41	577,233
794,930	Pool #770537, 4.00%, 8/15/41	840,297
390,144	Pool #770738, 4.50%, 6/20/41	419,587
842,215	Pool #779592, 4.00%, 11/20/41	888,635
353,713	Pool #779593, 4.00%, 11/20/41	373,208
487,224	Pool #AA6312, 3.00%, 4/15/43	494,228
927,360	Pool #AA6424, 3.00%, 5/15/43	940,690
1,449,537	Pool #AB2733, 3.50%, 8/15/42	1,507,632
2,156,879	Pool #AB2745, 3.00%, 8/15/42	2,187,884
2,267,326	Pool #AB2841, 3.00%, 9/15/42	2,299,919
652,070	Pool #AB2843, 3.00%, 9/15/42	661,443
287,264	Pool #AB2852, 3.50%, 9/15/42	298,777
5,470,727	Pool #AC9541, 2.12%, 2/15/48	5,282,691
831,642	Pool #AE6946, 3.00%, 6/15/43	845,417
187,422	Pool #AE8253, 4.00%, 2/20/44	197,693
646,097	Pool #AG8915, 4.00%, 2/20/44	684,939
1,020,758	Pool #AK6446, 3.00%, 1/15/45	1,033,836
941,402	Pool #AK7036, 3.00%, 4/15/45	953,464
1,791,186	Pool #AO3594, 3.50%, 8/20/45	1,852,898
1,050,825	Pool #AO8336, 3.50%, 9/20/45	1,089,573
1,608,957	Pool #AP3887, 3.50%, 9/20/45	1,664,391
1,105,368	Pool #AR4919, 3.50%, 3/20/46	1,146,133
1,419,797	Pool #AR4970, 3.50%, 4/20/46	1,472,152
1,973,550	Pool #AR9008, 3.00%, 5/20/46	1,995,091
1,801,951	Pool #AS2837, 3.50%, 3/20/46	1,868,400
1,161,380	Pool #AS2921, 3.50%, 4/20/46	1,204,209
1,191,901	Pool #AS4332, 3.00%, 6/20/46	1,204,910
1,079,858	Pool #AS5511, 3.50%, 3/20/46	1,122,197
1,574,509	Pool #AX7237, 3.50%, 11/20/46	1,627,403
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(c)	671,113
2,343,247	Series 2012-107, Class A, 1.15%, 1/16/45	2,241,964
1,600,000	Series 2012-112, Class B, 2.65%, 1/16/53	1,578,133
5,254,177	Series 2012-114, Class A, 2.10%, 1/16/53(c)	5,091,457
2,027,816	Series 2012-115, Class A, 2.13%, 4/16/45	1,995,730
2,668,682	Series 2012-120, Class A, 1.90%, 2/16/53	2,571,996
1,153,562	Series 2012-131, Class A, 1.90%, 2/16/53	1,122,931
601,062	Series 2012-144, Class AD, 1.77%, 1/16/53	584,904
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	6,007,153
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(c)	3,038,964
1,600,000	Series 2012-45, Class C, 3.33%, 4/16/53(c)	1,628,400
1,920,009	Series 2012-53, Class AC, 2.38%, 12/16/43	1,914,172
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,797,408
601,259	Series 2012-70, Class A, 1.73%, 5/16/42	596,854
576,706	Series 2012-72, Class A, 1.71%, 5/16/42	574,614
2,075,633	Series 2012-78, Class A, 1.68%, 3/16/44	2,053,950
1,012,388	Series 2013-101, Class AG, 1.76%, 4/16/38	1,006,658

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$1,155,995	Series 2013-105, Class A, 1.71%, 2/16/37	$1,144,381
1,115,322	Series 2013-107, Class A, 2.00%, 5/16/40	1,108,679
1,230,578	Series 2013-126, Class BK, 2.45%, 10/16/47(c)	1,206,300
433,805	Series 2013-127, Class A, 2.00%, 3/16/52	432,522
744,901	Series 2013-17, Class A, 1.13%, 1/16/49	722,413
744,745	Series 2013-29, Class AB, 1.77%, 10/16/45	732,018
812,706	Series 2013-33, Class A, 1.06%, 7/16/38	794,503
2,115,478	Series 2013-63, Class AB, 1.38%, 3/16/45	2,039,556
1,375,394	Series 2013-97, Class AC, 2.00%, 6/16/45	1,350,188
947,031	Series 2014-148, Class A, 2.65%, 11/16/43	951,300
5,607,371	Series 2014-172, Class AF, 2.50%, 9/16/41	5,620,750
66,693	Series 2014-47, Class AB, 2.25%, 8/16/40	66,601
636,637	Series 2014-54, Class AB, 2.62%, 10/16/43	638,990
600,346	Series 2014-77, Class AC, 2.35%, 10/16/40	600,826
810,034	Series 2014-82, Class AB, 2.40%, 5/16/45	812,163
843,472	Series 2015-107, Class AB, 2.50%, 11/16/49	837,370
2,761,304	Series 2015-114, Class AD, 2.50%, 11/15/51	2,750,578
1,932,129	Series 2015-128, Class AD, 2.50%, 12/16/50	1,926,282
793,190	Series 2015-130, Class AH, 2.90%, 8/16/47(c)	801,103
2,918,639	Series 2015-135, Class AC, 2.35%, 4/16/49	2,880,859
1,084,849	Series 2015-136, Class AC, 2.50%, 3/16/47	1,081,984
837,560	Series 2015-15, Class A, 2.00%, 11/16/48	817,123
1,763,690	Series 2015-154, Class AD, 2.50%, 5/16/54	1,734,617
966,901	Series 2015-171, Class DA, 2.37%, 3/16/46	950,436
1,704,677	Series 2015-2, Class A, 2.50%, 12/16/44	1,709,738
1,660,819	Series 2015-22, Class A, 2.40%, 8/16/47	1,651,372
5,570,102	Series 2015-70, Class AB, 2.30%, 11/16/48	5,454,903
405,304	Series 2015-75, Class A, 3.00%, 2/16/44	409,819
2,489,234	Series 2015-98, Class AB, 2.20%, 11/16/43	2,469,998
718,088	Series 2016-11, Class AD, 2.25%, 11/16/43	712,528
951,667	Series 2016-14, Class AB, 2.15%, 8/16/42	941,614
1,968,286	Series 2016-152, Class EA, 2.20%, 8/15/58	1,908,285
2,446,833	Series 2016-157, Class AC, 2.00%, 11/16/50	2,381,739
941,820	Series 2016-26, Class A, 2.25%, 12/16/55	935,759
902,819	Series 2016-28, Class AB, 2.40%, 11/16/55	900,313
772,539	Series 2016-36, Class AB, 2.30%, 6/16/56	765,131
968,606	Series 2016-39, Class AH, 2.50%, 9/16/44	967,525
1,076,611	Series 2016-50, Class A, 2.30%, 7/16/52	1,067,380
2,433,723	Series 2016-64, Class CA, 2.30%, 3/16/45	2,412,704
1,965,520	Series 2016-67, Class A, 2.30%, 7/16/56	1,948,591
987,769	Series 2016-94, Class AC, 2.20%, 8/16/57	959,182
881,202	Series 2016-96, Class BA, 1.95%, 3/16/43	868,611
1,492,331	Series 2017-23, Class AC, 2.30%, 3/16/57	1,477,338
1,993,066	Series 2017-41, Class AC, 2.25%, 3/16/57	1,974,248
1,194,853	Series 2017-46, Class A, 2.50%, 11/16/57	1,173,495
2,197,499	Series 2017-71, Class AS, 2.70%, 4/16/57	2,179,604

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 990,844	Series 2017-9, Class AE, 2.40%, 9/16/50	$974,622
4,474,100	Series 2017-94, Class AH, 2.60%, 2/16/59	4,417,072

		173,399,662

Total U.S. Government Agency Backed Mortgages		601,619,443

(Cost $597,157,938)
U.S. Government Agency Obligations — 4.79%
Small Business Administration — 4.76%
424,106	0.88%, 1/26/32(b)	436,757
65,854	0.91%, 4/16/20(b)	66,496
6,620,639	1.26%, 7/18/30*(b)	159,028
123,985	1.30%, 3/25/29(c)	122,370
175,320	1.35%, 3/25/28(c)	173,487
983,045	1.40%, 7/25/42(c)	980,908
964,760	1.40%, 7/25/41(c)	965,552
962,196	1.40%, 9/25/41(c)	962,996
485,367	1.40%, 9/25/41(c)	485,771
1,876,000	1.45%, 7/25/42(b)	1,879,593
492,802	1.48%, 11/25/41(c)	493,260
1,383,683	2.60%, 7/25/41(c)	1,449,424
1,158,996	3.36%, 7/8/24(b)	1,249,688
51,160	3.36%, 7/1/21(b)	53,366
65,652	3.58%, 12/18/23(b)	70,499
71,541	3.61%, 4/4/20(b)	73,591
903,623	3.66%, 11/25/27(c)	963,950
351,978	3.85%, 9/16/34(b)	375,099
752,500	3.86%, 2/25/40(c)	836,829
1,000,000	3.98%, 7/25/29(b)	1,091,047
225,700	4.04%, 12/25/40(c)	252,369
1,400,108	4.10%, 8/25/29(c)	1,533,384
2,060	4.13%, 7/18/17(b)	2,061
1,193,617	4.16%, 6/25/29(c)	1,304,862
1,253,497	4.19%, 11/25/28(c)	1,372,324
457,736	4.36%, 2/25/26(c)	496,547
202,403	4.75%, 8/25/27(c)	223,505
901,351	4.78%, 9/25/28(c)	999,916
402,379	4.79%, 6/25/28(c)	451,398
898,415	4.80%, 3/25/29(c)	1,014,056
1,790,844	4.85%, 6/25/29(c)	2,004,171
1,533,088	4.85%, 5/25/29(c)	1,735,745
1,896,896	4.87%, 2/25/29(c)	2,111,511
438,585	4.90%, 1/25/29(c)	497,425
828,179	4.91%, 7/25/29(c)	929,462
1,812,148	5.13%, 9/25/28(c)	2,046,725
50,642	5.13%, 2/28/24(b)	54,711
948,384	5.19%, 5/25/29(c)	1,065,958
192,815	5.20%, 11/25/26(c)	214,988

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$110,710	5.55%, 7/25/28(c)	$125,581

		31,326,410

United States Department of Agriculture — 0.03%
186,048	5.38%, 10/26/22(b)	194,056

		194,056

Total U.S. Government Agency Obligations		31,520,466

(Cost $32,176,797)

Shares

Investment Company — 1.35%
8,872,601	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$8,872,601

Total Investment Company		8,872,601

(Cost $8,872,601)

Total Investments		$667,047,942
(Cost $663,099,235)(e) — 101.41%

Liabilities in excess of other assets — (1.41)%		(9,282,085)

NET ASSETS — 100.00%		$657,765,857

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	This security is either fully or partially pledged as collateral for reverse repurchase agreements.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Floating rate note. Rate shown is as of report date.
(d)	Affiliated investment.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2017 (Unaudited)

Financial futures contracts as of June 30, 2017:

	Number of Contracts	Expiration Date	Unrealized Depreciation	Notional Value	Clearinghouse
Short Position:
Ultra U.S. Treasury Bonds	40	September, 2017	$(122,500)	$6,512,500	Barclays Capital

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

June 30, 2017 (Unaudited)

Principal Amount		Value

Corporate Bonds — 7.37%
Azerbaijan — 1.16%
$ 200,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	$216,124
Brazil — 0.45%
80,000	Petrobras Global Finance BV, 7.38%, 1/17/27	84,681
Kazakhstan — 1.01%
200,000	KazMunayGas National Co. JSC, 5.75%, 4/19/47	189,750
Mexico — 1.53%
100,000(a)	Petroleos Mexicanos, 2.75%, 4/21/27	102,698
75,000(a)	Petroleos Mexicanos, 5.50%, 2/24/25	97,813
85,000	Petroleos Mexicanos, 6.75%, 9/21/47	85,735

		286,246

Peru — 1.06%
200,000	Petroleos del Peru SA, 4.75%, 6/19/32(b)	198,500
United Kingdom — 1.03%
4,185,000(c)	ICBC Standard Bank Plc, 19.89%, 6/14/18(b)(d)	193,187
United States — 0.67%
1,473,000,000(e)	JPMorgan Chase Bank NA, 8.75%, 5/19/31(b)	124,687
Venezuela — 0.46%
235,000	Petroleos de Venezuela SA, 6.00%, 11/15/26	85,893

Total Corporate Bonds		1,379,068

(Cost $1,362,785)
Foreign Government Bonds — 85.47%
Argentina — 6.86%
2,408,514(f)	Argentine Bonos del Tesoro, 18.20%, 10/3/21	159,969

190,000	Argentine Republic Government International Bond, 7.13%, 6/28/99(b)	172,268

175,000	Argentine Republic Government International Bond, 7.63%, 4/22/46	179,168

75,686(a)	Argentine Republic Government International Bond, 7.82%, 12/31/33	91,631

170,000(a)	Argentine Republic Government International Bond, 12.55%, 12/15/35(g)	17,184

813,130	Argentine Republic Government International Bond, 12.61%, 12/15/35(g)	71,555
105,000	Provincia de Buenos Aires Argentina, 6.50%, 2/15/23	107,520
150,000	Provincia de Buenos Aires Argentina, 7.88%, 6/15/27	155,327
150,000	Provincia de Cordoba, 7.13%, 6/10/21	157,965

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 170,000	Provincia de Cordoba, 7.13%, 8/1/27(b)	$169,558

		1,282,145

Bahrain — 1.16%
215,000	Bahrain Government International Bond, 7.00%, 10/12/28	217,689
Belarus — 2.18%
200,000	Republic of Belarus International Bond, 6.88%, 2/28/23(b)	204,241
200,000	Republic of Belarus International Bond, 7.63%, 6/29/27(b)	204,176

		408,417

Bolivia — 1.70%
325,000	Bolivian Government International Bond, 4.50%, 3/20/28	318,500
Brazil — 6.03%
209,000(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/19	64,052
1,914,000(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	605,858
346,000(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	102,058
230,000	Brazilian Government International Bond, 6.00%, 4/7/26	248,074
25,000	Brazilian Government International Bond, 7.13%, 1/20/37	28,501
50,000	Brazilian Government International Bond, 8.25%, 1/20/34	62,284
12,000	Brazilian Government International Bond, 10.13%, 5/15/27	16,981

		1,127,808

Colombia — 1.32%
422,700,000(f)	Colombian TES, 6.00%, 4/28/28	131,764
333,500,000(f)	Colombian TES, 7.00%, 5/4/22	114,289

		246,053

Croatia (Hrvatska) — 2.04%
140,000(a)	Croatia Government International Bond, 3.00%, 3/20/27	162,210
200,000	Croatia Government International Bond, 5.50%, 4/4/23	218,538

		380,748

Dominican Republic — 0.57%
100,000	Dominican Republic International Bond, 6.85%, 1/27/45	106,604
Ecuador — 3.49%
240,000	Ecuador Government International Bond, 9.63%, 6/2/27(b)	239,400
200,000	Ecuador Government International Bond, 9.65%, 12/13/26	200,094
200,000	Ecuador Government International Bond, 10.75%, 3/28/22	212,956

		652,450

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Egypt — 2.29%
$ 200,000	Egypt Government International Bond, 7.50%, 1/31/27	$212,264
200,000	Egypt Government International Bond, 8.50%, 1/31/47	215,414

		427,678

El Salvador — 0.98%
86,000	El Salvador Government International Bond, 5.88%, 1/30/25	77,279
18,000	El Salvador Government International Bond, 7.65%, 6/15/35	16,896
85,000	El Salvador Government International Bond, 8.63%, 2/28/29	88,615

		182,790

Gabon — 1.04%
200,000	Gabon Government International Bond, 6.38%, 12/12/24	195,030
Hungary — 1.60%
29,620,000(f)	Hungary Government Bond, 3.00%, 10/27/27	109,325
41,150,000(f)	Hungary Government Bond, 7.00%, 6/24/22	190,934

		300,259

Indonesia — 5.90%
100,000(a)	Indonesia Government International Bond, 3.75%, 6/14/28	124,969
616,000,000(f)	Indonesia Treasury Bond, 8.25%, 5/15/36	49,617
2,173,000,000(f)	Indonesia Treasury Bond, 8.38%, 9/15/26	180,096
3,173,000,000(f)	Indonesia Treasury Bond, 8.75%, 5/15/31	268,434
2,212,000,000(f)	Indonesia Treasury Bond, 11.00%, 9/15/25	207,743
3,345,000,000(f)	Indonesia Treasury Bond Credit Linked Note, 8.38%, 3/19/24(b)	272,017

		1,102,876

Kenya — 1.10%
200,000	Kenya Government International Bond, 5.88%, 6/24/19	205,140
Lebanon — 1.42%
270,000	Lebanon Government International Bond, 6.65%, 11/3/28	265,541
Malaysia — 5.26%
317,000(f)	Malaysia Government Bond, 3.66%, 10/15/20	73,999
1,388,000(f)	Malaysia Government Bond, 3.80%, 8/17/23	321,407
1,376,000(f)	Malaysia Government Bond, 3.88%, 3/10/22	324,047
117,000(f)	Malaysia Government Bond, 3.90%, 11/30/26	27,140
386,000(f)	Malaysia Government Bond, 3.96%, 9/15/25	89,696
428,000(f)	Malaysia Government Bond, 4.38%, 11/29/19	101,849
192,000(f)	Malaysia Government Bond, 4.50%, 4/15/30	45,097

		983,235

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Mexico — 2.23%
6,360,000(f)	Mexican Bonos, 10.00%, 12/5/24	$417,424
Mongolia — 1.00%
$ 200,000	Mongolia Government International Bond, 5.13%, 12/5/22	187,595
Nigeria — 2.44%
420,000	Nigeria Government International Bond, 7.88%, 2/16/32	455,535
Peru — 1.22%
35,000	Peruvian Government International Bond, 5.63%, 11/18/50	42,493
6,000(f)	Peruvian Government International Bond, 6.35%, 8/12/28	1,969
543,000(f)	Peruvian Government International Bond, 6.95%, 8/12/31	184,617

		229,079

Poland — 2.33%
1,740,000(f)	Poland Government Bond, 2.50%, 7/25/27	436,674
Romania — 0.76%
240,000(f)	Romania Government Bond, 4.75%, 2/24/25	64,815
270,000(f)	Romania Government Bond, 5.80%, 7/26/27	77,764

		142,579

Russia — 2.95%
28,988,000(f)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	474,060
4,603,000(f)	Russian Federal Bond - OFZ, 7.75%, 9/16/26	78,024

		552,084

Serbia — 2.35%
200,000	Serbia International Bond, 4.88%, 2/25/20	208,313
200,000	Serbia International Bond, 7.25%, 9/28/21	230,715

		439,028

South Africa — 9.05%
1,652,327(f)	South Africa Government Bond, 6.25%, 3/31/36	89,000
1,888,639(f)	South Africa Government Bond, 6.75%, 3/31/21	139,590
3,734,521(f)	South Africa Government Bond, 7.00%, 2/28/31	232,624
2,054,555(f)	South Africa Government Bond, 8.25%, 3/31/32	141,480
3,729,466(f)	South Africa Government Bond, 8.75%, 2/28/48	254,428
9,857,688(f)	South Africa Government Bond, 10.50%, 12/21/26	835,082

		1,692,204

Sri Lanka — 1.10%
200,000	Sri Lanka Government International Bond, 6.00%, 1/14/19	206,403

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Thailand — 0.99%
2,443,000(f)	Thailand Government Bond, 3.65%, 6/20/31	$77,171
960,000(f)	Thailand Government Bond, 3.85%, 12/12/25	31,543
2,111,000(f)	Thailand Government Bond, 4.88%, 6/22/29	76,251

		184,965

Tunisia — 2.27%
200,000(a)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	232,056
$ 200,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	191,961

		424,017

Turkey — 9.27%
877,697(f)	Turkey Government Bond, 8.00%, 3/12/25	219,871
559,760(f)	Turkey Government Bond, 10.60%, 2/11/26	162,022
3,238,509(f)	Turkey Government Bond, 11.00%, 2/24/27	959,152
200,000	Turkey Government International Bond, 4.88%, 4/16/43	177,050
220,000	Turkey Government International Bond, 5.75%, 5/11/47	215,135

		1,733,230

Ukraine — 0.96%
464,000	Ukraine Government International Bond, 4.72%, 5/31/40(g)	178,938
Uruguay — 0.49%
2,575,000(f)	Uruguay Government International Bond, 9.88%, 6/20/22(b)	92,390
Zambia — 1.12%

200,000	Zambia Government International Bond Series Regs, 8.50%, 4/14/24	209,056

Total Foreign Government Bonds		15,984,164

(Cost $15,787,897)
Shares
Investment Company — 5.45%
1,019,470	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	1,019,470

Total Investment Company		1,019,470

(Cost $1,019,470)

Total Investments		$18,382,702
(Cost $18,170,152)(h) — 98.29%

Other assets in excess of liabilities — 1.71%		319,046

NET ASSETS — 100.00%		$18,701,748

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2017 (Unaudited)

(a)	Principal amount denoted in Euros.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Principal amount denoted in Egyptian Pound.
(d)	Zero coupon bond. The rate represents the yield at time of purchase.
(e)	Principal amount denoted in Indonesian Rupiah.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2017.
(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	650,341	USD	195,239	Citibank N.A.	7/5/17	$834
BRL	598,424	USD	179,761	Citibank N.A.	7/5/17	659
BRL	821,509	USD	247,308	Citibank N.A.	7/5/17	370
BRL	205,916	USD	63,000	Citibank N.A.	7/5/17	(918)
BRL	502,349	USD	152,398	Citibank N.A.	7/5/17	(944)
USD	468,603	BRL	1,550,140	Citibank N.A.	7/5/17	1,248
USD	135,979	BRL	447,269	Citibank N.A.	7/5/17	1,131
USD	135,989	BRL	447,988	Citibank N.A.	7/5/17	924
USD	81,588	BRL	268,367	Citibank N.A.	7/5/17	677
USD	444	BRL	1,460	Citibank N.A.	7/5/17	4
USD	19,000	BRL	63,314	Citibank N.A.	7/5/17	(89)
HUF	4,718,708	USD	17,370	Citibank N.A.	7/7/17	86
PEN	61,111	USD	18,782	Citibank N.A.	7/26/17	(69)
CLP	78,680,953	USD	117,312	Citibank N.A.	7/27/17	1,122
CLP	26,896,000	USD	40,000	Citibank N.A.	7/27/17	485
CLP	11,967,138	USD	18,000	Citibank N.A.	7/27/17	13
COP	93,214,661	USD	31,983	Citibank N.A.	7/27/17	(1,526)
CZK	2,520,450	USD	108,000	Citibank N.A.	7/27/17	2,418
CZK	1,306,588	USD	55,194	Citibank N.A.	7/27/17	2,047
CZK	1,128,812	USD	47,672	Citibank N.A.	7/27/17	1,780
CZK	1,210,667	USD	52,967	Citibank N.A.	7/27/17	71
CZK	1,097,842	USD	48,033	Citibank N.A.	7/27/17	62
HUF	15,689,835	USD	56,284	Citibank N.A.	7/27/17	1,808
HUF	15,331,045	USD	55,066	Citibank N.A.	7/27/17	1,697
HUF	3,519,539	USD	12,882	Citibank N.A.	7/27/17	149
HUF	270,597	USD	1,000	Citibank N.A.	7/27/17	2
INR	12,472,320	USD	192,000	Citibank N.A.	7/27/17	346
INR	12,453,120	USD	192,000	Citibank N.A.	7/27/17	50
INR	3,281,806	USD	50,861	Citibank N.A.	7/27/17	(250)
INR	6,632,458	USD	102,781	Citibank N.A.	7/27/17	(497)
INR	12,913,547	USD	200,179	Citibank N.A.	7/27/17	(1,029)
INR	12,912,547	USD	200,179	Citibank N.A.	7/27/17	(1,044)
KRW	9,136,744	USD	8,000	Citibank N.A.	7/27/17	(22)
MXN	5,130,908	USD	272,523	Citibank N.A.	7/27/17	8,862
MXN	3,576,365	USD	192,000	Citibank N.A.	7/27/17	4,132

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	2,779,508	USD	148,745	Citibank N.A.	7/27/17	$3,686
MXN	2,592,628	USD	138,772	Citibank N.A.	7/27/17	3,411
MXN	3,532,918	USD	190,500	Citibank N.A.	7/27/17	3,249
MXN	3,530,898	USD	190,500	Citibank N.A.	7/27/17	3,138
MXN	625,923	USD	33,160	Citibank N.A.	7/27/17	1,166
MXN	366,383	USD	20,063	Citibank N.A.	7/27/17	29
MXN	500,000	USD	27,913	Citibank N.A.	7/27/17	(492)
MXN	4,682,191	USD	259,064	Citibank N.A.	7/27/17	(2,288)
MYR	63,005	USD	14,494	Citibank N.A.	7/27/17	130
MYR	25,643	USD	5,900	Citibank N.A.	7/27/17	51
PEN	632,548	USD	192,439	Citibank N.A.	7/27/17	1,225
PEN	7,217	USD	2,218	Citibank N.A.	7/27/17	(9)
PHP	1,643,776	USD	32,932	Citibank N.A.	7/27/17	(448)
PLN	215,189	USD	56,669	Citibank N.A.	7/27/17	1,394
PLN	215,189	USD	56,732	Citibank N.A.	7/27/17	1,331
PLN	215,189	USD	56,769	Citibank N.A.	7/27/17	1,293
PLN	209,084	USD	55,174	Citibank N.A.	7/27/17	1,241
PLN	215,189	USD	56,901	Citibank N.A.	7/27/17	1,162
PLN	215,189	USD	56,945	Citibank N.A.	7/27/17	1,117
PLN	215,189	USD	57,008	Citibank N.A.	7/27/17	1,054
PLN	191,026	USD	51,277	Citibank N.A.	7/27/17	266
RON	526,457	USD	128,567	Citibank N.A.	7/27/17	3,439
RUB	385,627	USD	6,744	Citibank N.A.	7/27/17	(243)
RUB	2,106,488	USD	36,000	Citibank N.A.	7/27/17	(492)
RUB	6,175,067	USD	107,456	Citibank N.A.	7/27/17	(3,365)
RUB	9,787,861	USD	169,937	Citibank N.A.	7/27/17	(4,945)
RUB	9,759,905	USD	169,832	Citibank N.A.	7/27/17	(5,313)
RUB	9,743,642	USD	169,775	Citibank N.A.	7/27/17	(5,530)
THB	4,339,197	USD	125,608	Citibank N.A.	7/27/17	2,128
THB	4,336,482	USD	125,531	Citibank N.A.	7/27/17	2,125
THB	4,336,481	USD	125,531	Citibank N.A.	7/27/17	2,125
THB	3,595,038	USD	104,014	Citibank N.A.	7/27/17	1,816
THB	1,222,837	USD	36,000	Citibank N.A.	7/27/17	(2)
TRY	809,015	USD	224,287	Citibank N.A.	7/27/17	3,847
TRY	644,233	USD	178,599	Citibank N.A.	7/27/17	3,068
TRY	515,386	USD	142,880	Citibank N.A.	7/27/17	2,454
TRY	584,970	USD	162,967	Citibank N.A.	7/27/17	1,989
TRY	296,839	USD	81,960	Citibank N.A.	7/27/17	1,746
TRY	296,839	USD	81,991	Citibank N.A.	7/27/17	1,715
TRY	237,367	USD	65,501	Citibank N.A.	7/27/17	1,434
TRY	214,384	USD	59,220	Citibank N.A.	7/27/17	1,235
TRY	378,831	USD	106,112	Citibank N.A.	7/27/17	715
TRY	150,898	USD	42,033	Citibank N.A.	7/27/17	519
TRY	189,216	USD	53,056	Citibank N.A.	7/27/17	301
TRY	209,624	USD	58,832	Citibank N.A.	7/27/17	280
TRY	102,850	USD	28,845	Citibank N.A.	7/27/17	158
TRY	634,622	USD	179,029	Citibank N.A.	7/27/17	(71)
TRY	422,904	USD	119,353	Citibank N.A.	7/27/17	(98)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
TRY	278,418	USD	78,618	Citibank N.A.	7/27/17	$(107)
USD	359,058	KRW	400,708,941	Citibank N.A.	7/27/17	9,167
USD	168,573	RUB	9,698,864	Citibank N.A.	7/27/17	5,082
USD	162,041	RUB	9,325,831	Citibank N.A.	7/27/17	4,839
USD	162,037	RUB	9,325,831	Citibank N.A.	7/27/17	4,834
USD	167,629	RUB	9,661,561	Citibank N.A.	7/27/17	4,768
USD	167,698	RUB	9,701,130	Citibank N.A.	7/27/17	4,169
USD	287,000	RUB	16,829,106	Citibank N.A.	7/27/17	3,318
USD	85,000	RUB	5,019,423	Citibank N.A.	7/27/17	389
USD	17,000	ZAR	218,995	Citibank N.A.	7/27/17	345
USD	74,000	MXN	1,344,573	Citibank N.A.	7/27/17	262
USD	20,000	KRW	22,667,000	Citibank N.A.	7/27/17	208
USD	115,080	INR	7,453,386	Citibank N.A.	7/27/17	135
USD	64,920	INR	4,205,518	Citibank N.A.	7/27/17	63
USD	52,331	TRY	185,386	Citibank N.A.	7/27/17	54
USD	19,000	IDR	253,553,100	Citibank N.A.	7/27/17	41
USD	17,000	ZAR	223,272	Citibank N.A.	7/27/17	20
USD	19,000	INR	1,230,763	Citibank N.A.	7/27/17	19
USD	27,798	ZAR	365,475	Citibank N.A.	7/27/17	2
USD	20,000	MXN	364,686	Citibank N.A.	7/27/17	—
USD	2,000	RON	7,981	Citibank N.A.	7/27/17	(1)
USD	23,000	PLN	85,300	Citibank N.A.	7/27/17	(16)
USD	7,000	COP	21,478,142	Citibank N.A.	7/27/17	(18)
USD	14,000	THB	476,284	Citibank N.A.	7/27/17	(21)
USD	9,257	PLN	34,456	Citibank N.A.	7/27/17	(40)
USD	9,743	PLN	36,277	Citibank N.A.	7/27/17	(45)
USD	198,124	IDR	2,650,900,206	Citibank N.A.	7/27/17	(95)
USD	27,000	TRY	96,233	Citibank N.A.	7/27/17	(137)
USD	30,952	TRY	110,437	Citibank N.A.	7/27/17	(191)
USD	6,000	RON	24,730	Citibank N.A.	7/27/17	(201)
USD	64,319	TRY	228,881	Citibank N.A.	7/27/17	(224)
USD	18,000	HUF	4,924,532	Citibank N.A.	7/27/17	(233)
USD	9,000	HUF	2,494,841	Citibank N.A.	7/27/17	(237)
USD	60,427	ZAR	798,247	Citibank N.A.	7/27/17	(281)
USD	31,817	TRY	113,898	Citibank N.A.	7/27/17	(301)
USD	23,385	TRY	84,064	Citibank N.A.	7/27/17	(320)
USD	24,140	TRY	86,777	Citibank N.A.	7/27/17	(329)
USD	61,007	ZAR	806,543	Citibank N.A.	7/27/17	(332)
USD	60,303	ZAR	798,247	Citibank N.A.	7/27/17	(406)
USD	54,753	ZAR	726,852	Citibank N.A.	7/27/17	(525)
USD	106,520	TRY	379,646	Citibank N.A.	7/27/17	(537)
USD	19,000	PLN	72,443	Citibank N.A.	7/27/17	(547)
USD	187,244	PEN	614,816	Citibank N.A.	7/27/17	(991)
USD	195,132	ZAR	2,585,953	Citibank N.A.	7/27/17	(1,536)
USD	345,040	TRY	1,229,269	Citibank N.A.	7/27/17	(1,603)
USD	146,158	TRY	524,269	Citibank N.A.	7/27/17	(1,681)
USD	146,159	TRY	524,302	Citibank N.A.	7/27/17	(1,689)
USD	145,500	TRY	522,098	Citibank N.A.	7/27/17	(1,727)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	145,500	TRY	522,185	Citibank N.A.	7/27/17	$(1,751)
USD	146,158	TRY	525,453	Citibank N.A.	7/27/17	(2,015)
USD	69,147	MXN	1,302,487	Citibank N.A.	7/27/17	(2,283)
USD	200,743	ZAR	2,669,863	Citibank N.A.	7/27/17	(2,307)
USD	141,981	ZAR	1,907,045	Citibank N.A.	7/27/17	(3,054)
USD	294,504	TRY	1,057,060	Citibank N.A.	7/27/17	(3,577)
USD	111,853	MXN	2,107,176	Citibank N.A.	7/27/17	(3,707)
USD	135,585	MXN	2,559,171	Citibank N.A.	7/27/17	(4,762)
USD	146,150	MXN	2,753,567	Citibank N.A.	7/27/17	(4,858)
USD	191,000	MXN	3,576,914	Citibank N.A.	7/27/17	(5,162)
USD	139,831	ZAR	1,907,047	Citibank N.A.	7/27/17	(5,204)
USD	139,786	ZAR	1,909,978	Citibank N.A.	7/27/17	(5,473)
USD	122,627	MXN	2,362,312	Citibank N.A.	7/27/17	(6,925)
USD	122,509	MXN	2,362,311	Citibank N.A.	7/27/17	(7,042)
ZAR	52,480	USD	4,000	Citibank N.A.	7/27/17	(9)
ZAR	534,735	USD	40,691	Citibank N.A.	7/27/17	(23)
ZAR	1,731,444	USD	132,000	Citibank N.A.	7/27/17	(320)
ZAR	543,537	USD	41,779	Citibank N.A.	7/27/17	(442)
BRL	1,550,140	USD	465,738	Citibank N.A.	8/2/17	(1,424)
PLN	160,000	USD	41,821	Citibank N.A.	8/14/17	1,346
USD	20,274	EUR	18,000	Citibank N.A.	9/13/17	(367)
USD	827,091	EUR	730,000	Citibank N.A.	9/13/17	(10,033)

Total						$11,282

Financial futures contracts as of June 30, 2017:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
90-Day Euro Dollar	38	December 2018	$(19,775)	USD	9,309,225	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Bonds	2	September 2017	(31)	USD	251,031	Citigroup Global Markets, Inc.
Ten Year Euro Bund	4	September 2017	13,413	EUR	659,240	Citigroup Global Markets, Inc.

			$(6,393)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2017 (Unaudited)

Interest rate swaps as of June 30, 2017:				Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
Fixed Rate	Floating Rate	Counterparty	Expiration Date
11.78%	BRL-CDI	Citigroup Global Markets, Inc.	1/4/21	BRL	381(a)	$7,705
3.95%	CLP-ICP-CAMARA	Citibank N.A.	6/8/27	CLP	91,356(a)	(1,542)
4.20%	CNY-CNREPOFIX=CFXS-Reuters	BNP Paribas SA	5/23/22	CNY	2,970(a)	4,967
6.19%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	6/8/19	INR	46,167(a)	338
6.18%	INR-MIBOR-OIS-COMPOUND	BNP Paribas SA	6/8/19	INR	23,583(a)	140
6.57%	INR-MIBOR-OIS-COMPOUND	HSBC Securities	2/24/22	INR	26,820(a)	7,127
6.57%	INR-MIBOR-OIS-COMPOUND	BNP Paribas SA	5/11/22	INR	3,560(a)	819
1.67%	KRW-CD-KSDA	Merrill Lynch International	1/17/22	KRW	307,251(a)	744
1.67%	KRW-CD-KSDA	Citibank N.A.	1/17/22	KRW	234,161(a)	614
1.74%	KRW-CD-KSDA	BNP Paribas SA	1/31/22	KRW	471,430(a)	(26)
7.27%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	2/22/19	MXN	11,549(a)	1,859
7.27%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	2/22/19	MXN	6,459(a)	1,040
7.32%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	5/23/22	MXN	4,079(a)	6,227
7.37%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	5/30/22	MXN	4,923(a)	7,133
7.05%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	6/10/22	MXN	1,400(a)	982
7.27%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	4/13/27	MXN	5,512(a)	6,593
7.18%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	6/3/27	MXN	3,108(a)	694

Total						$45,414

(a)	The Fund pays the fixed rate on these swaps.

Credit default swaps buy protection as of June 30, 2017:

Fixed Rate	Issuer	Counterparty	Expiration Date	Notional Amount (000)		Value
1.00%	Saudi Arabian Government International Bond	Barclays Bank Plc	6/20/22	USD	375	$2,468
1.00%	Saudi Arabian Government International Bond	Barclays Bank Plc	6/20/22	USD	319	2,082

Total (Premiums paid $4,135)						$4,550

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2017 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

BRL - CDI - Brazil Cetip InterBank Deposit Rate

CD - Certificate of Deposit

CLP - Chilean Peso

CNREPOFIX=CFXS - Chinese Renminbi Repo Rate=Chinese Foreign Exchange Trade System

CNY - Chinese Yuan

COP - Colombian Peso

EUR - Euro

HUF - Hungarian Forint

ICP - CAMARA - Indice Camara Premedia Rate for Chilean Pesos

IDR - Indonesian Rupiah

INR - Indian Rupee

INR -MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

KRW - South Korean Won

KSDA - Korean Security Dealers Association

MXN - Mexican Peso

MXN -TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	85.47%
Energy	5.67%
Financials	1.70%
Other*	7.16%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, financial futures contracts, credit default swaps, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

June 30, 2017 (Unaudited)

Principal Amount		Value

Corporate Bonds — 85.52%
Argentina — 4.98%
$ 210,000	Banco Macro SA, 6.75%, 11/4/26(a)(b)	$218,337
1,290,000(c)	Banco Macro SA, 17.50%, 5/8/22(a)	75,538
146,000	Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22	160,357
200,000	Pampa Energia SA, 7.50%, 1/24/27(a)	209,000
140,000	Petrobras Argentina SA, 7.38%, 7/21/23(a)	146,737
60,000	Petrobras Argentina SA, 7.38%, 7/21/23	62,887
200,000	Tarjeta Naranja SA, 23.25%, 4/11/22(a)(b)	203,260
3,000,000(c)	YPF SA, 16.50%, 5/9/22(a)	180,484

		1,256,600

Azerbaijan — 0.65%
200,000	International Bank of Azerbaijan OJSC, 5.63%, 6/11/19	164,730
Barbados — 0.84%
200,000	Columbus International, Inc., 7.38%, 3/30/21	212,750
Brazil — 12.42%
200,000	Andrade Gutierrez International SA, 4.00%, 4/30/18	166,700
200,000	Banco BTG Pactual SA/Cayman Islands,, 5.75%, 9/28/22	170,000
120,000	Banco do Brasil SA/Cayman, 8.50%, 10/29/49(b)	130,175
700,000	Banco do Brasil SA/Cayman, 9.00%, 12/29/49(b)	712,477
320,000(c)	BRF SA, 7.75%, 5/22/18	95,047
200,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	204,339
230,000	CSN Resources SA, 6.50%, 7/21/20	171,035
143,000	Odebrecht Drilling Norbe VIII/IX Ltd, 6.35%, 6/30/21(d)	77,577
165,380	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/22(d)	55,227
200,000	Petrobras Global Finance BV, 7.25%, 3/17/44	196,650
212,000	Petrobras Global Finance BV, 7.38%, 1/17/27	224,404
100,000	Petrobras Global Finance BV, 8.75%, 5/23/26	114,850
200,503	Rio Oil Finance Trust Series 2014-1, 9.25%, 7/6/24	203,511
212,770	Rio Oil Finance Trust Series 2014-3, 9.75%, 1/6/27	216,811
320,000	Samarco Mineracao SA, 5.75%, 10/24/23(d)	182,000
240,000(e)	Telemar Norte Leste SA, 5.13%, 12/15/17(d)	93,149
111,000	Vale Overseas Ltd., 6.88%, 11/21/36	119,047

		3,132,999

Chile — 0.84%
200,000	VTR Finance BV, 6.88%, 1/15/24	211,923
China — 8.61%
360,000	China Evergrande Group, 8.25%, 3/23/22	367,792
250,000	China Southern Power Grid International Finance BVI Co Ltd, 3.50%, 5/8/27	248,335
200,000	CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	197,460

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$200,000	CRCC Yupeng Ltd., 3.95%, 2/28/49(b)	$203,806
250,000	Industrial & Commercial Bank of China Ltd., New York, 2.91%, 11/13/20	250,906
205,831	Kaisa Group Holdings Ltd., 7.56% cash or payment-in-kind interest, 12/31/19(f)	204,777
251,166	Kaisa Group Holdings Ltd., 7.56% cash or payment-in-kind interest, 12/31/21(f)	249,849
450,000	State Grid Overseas Investment 2016 Ltd, 3.50%, 5/4/27(a)	448,603

		2,171,528

Colombia — 2.65%
270,000	Ecopetrol SA, 5.88%, 5/28/45	247,779
200,000	Gruposura Finance SA, 5.50%, 4/29/26	215,358
200,000	Transportadora de Gas Internacional SA ESP, 5.70%, 3/20/22	205,428

		668,565

Democratic Republic of the Congo — 0.80%
200,000	HTA Group Ltd., 9.13%, 3/8/22(a)	202,063
Ghana — 0.72%
200,000	Tullow Oil Plc, 6.25%, 4/15/22	182,750
Guernsey — 0.56%
135,373	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/22	140,506
Hong Kong — 1.01%
250,000	CK Hutchison Capital Securities 17 Ltd, 4.00%, 12/30/50(a)(b)	253,750
India — 1.70%
210,000	Vedanta Resources Plc, 6.38%, 7/30/22(a)	209,903
200,000	Vedanta Resources Plc, 8.25%, 6/7/21	218,150

		428,053

Indonesia — 1.61%
200,000	Listrindo Capital BV, 4.95%, 9/14/26(a)	202,750
200,000	Pelabuhan Indonesia II PT, 4.25%, 5/5/25	202,833

		405,583

Israel — 2.92%
57,766	Delek & Avner Tamar Bond Ltd., 5.08%, 12/30/23(a)	59,693
262,234	Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(a)	271,431
200,000	Israel Electric Corp. Ltd., 5.00%, 11/12/24(a)	215,123
60,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	58,444
140,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	132,997

		737,688

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Jamaica — 1.50%
$200,000	Digicel Group Ltd, 8.25%, 9/30/20	$187,200
200,000	Digicel Ltd., 6.00%, 4/15/21	191,750

		378,950

Kazakhstan — 1.19%
312,319	Kazkommertsbank JSC, 5.50%, 12/21/22	299,045
Kuwait — 1.63%
200,000	Equate Petrochemical BV, 4.25%, 11/3/26(a)	202,741
200,000	NBK Tier 1 Financing Ltd., 5.75%, 12/29/49(b)	207,500

		410,241

Luxembourg — 1.72%
200,000	Altice Financing SA, 6.63%, 2/15/23	212,174
200,000	Altice Financing SA, 7.50%, 5/15/26(a)	222,000

		434,174

Mexico — 4.81%
200,000	Alfa SAB de CV, 5.25%, 3/25/24	215,666
250,000	BBVA Bancomer SA, 6.75%, 9/30/22	283,125
200,000	Cemex SAB de CV, 7.75%, 4/16/26	228,750
240,000	Empresas ICA SAB de CV, 8.88%, 5/29/24(d)	61,608
200,000	Grupo Kuo SAB de CV, 5.75%, 7/7/27(a)	200,750
210,000	Trust F/1401, 6.95%, 1/30/44	222,202

		1,212,101

Mongolia — 1.69%
400,000	Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20	426,480
Morocco — 1.60%
400,000	OCP SA, 4.50%, 10/22/25	403,080
Nigeria — 2.44%
200,000	Access Bank Plc, 10.50%, 10/19/21	214,667
210,000	United Bank For Africa Plc, 7.75%, 6/8/22(a)	202,349
200,000	Zenith Bank Plc, 7.38%, 5/30/22(a)	197,101

		614,117

Peru — 3.20%
10,000	Banco de Credito del Peru/Panama, 6.13%, 4/24/27(b)	10,996
77,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(b)	87,039
200,000	Orazul Energy Egenor S En C Por A, 5.63%, 4/28/27(a)	195,600

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$400,000	Petroleos del Peru SA, 4.75%, 6/19/32(a)	$397,000
110,000	Southern Copper Corp., 5.88%, 4/23/45	117,600

		808,235

Russia — 2.58%
200,000	Gazprombank OJSC Via GPB Eurobond Finance Plc, 7.50%, 12/28/23(b)	206,923
400,000	VTB Bank PJSC Via VTB Eurasia Ltd., 9.50%, 12/6/22(b)	443,375

		650,298

Singapore — 0.81%
200,000	Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24(b)	205,300
South Africa — 4.19%
68,000	AngloGold Ashanti Holdings Plc, 5.13%, 8/1/22	70,898
380,000	Myriad International Holdings BV, 4.85%, 7/6/27(a)	381,668
200,000	Myriad International Holdings BV, 5.50%, 7/21/25	213,500
200,000	Stillwater Mining Co, 7.13%, 6/27/25(a)	196,700
200,000	Transnet SOC Ltd., 4.00%, 7/26/22	194,410

		1,057,176

South Korea — 0.81%
200,000	Woori Bank, 5.25%, 12/31/49(a)(b)	203,532
Spain — 1.45%
150,000	Ajecorp BV, 6.50%, 5/14/22	130,357
200,000(e)	Banco Bilbao Vizcaya Argentaria SA, 7.00%, 12/30/50(b)	234,484

		364,841

Thailand — 2.44%
200,000	Krung Thai Bank PCL/Cayman Islands, 5.20%, 12/26/24(b)	207,451
400,000	PTT Exploration & Production PCL, 4.88%, 12/29/49(b)	407,796

		615,247

Turkey — 7.03%
200,000	Akbank TAS, 7.20%, 3/16/27(a)(b)	207,425
200,000	Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25	209,505
300,000	Turkiye Garanti Bankasi AS, 6.25%, 4/20/21	317,576
300,000(c)	Turkiye Garanti Bankasi AS, 7.38%, 3/7/18	82,153
500,000(c)	Turkiye Garanti Bankasi AS, 11.50%, 11/12/21	136,851
200,000	Turkiye Is Bankasi, 5.38%, 10/6/21(a)	200,544
220,000	Turkiye Is Bankasi, 6.00%, 10/24/22	220,278
200,000	Turkiye Vakiflar Bankasi TAO, 5.63%, 5/30/22(a)	199,440
200,000	Yapi Ve Kredi Bankasi AS, 5.85%, 6/21/24(a)	199,400

		1,773,172

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

United Arab Emirates — 3.70%
$ 200,000	DP World Crescent Ltd., 3.91%, 5/31/23(a)	$204,184
110,000	DP World Ltd., 6.85%, 7/2/37	129,028
200,000	EA Partners II BV, 6.75%, 6/1/21	183,350
200,000	Emirates NBD 2014 Tier 1 Ltd., 6.38%, 9/17/20(b)	208,380
200,000	ICD Sukuk Co Ltd, 5.00%, 2/1/27	209,025

		933,967

United Kingdom — 0.85%
200,000	Barclays Plc, 7.88%, 12/29/49(b)	214,840
Venezuela — 0.79%
420,000	Petroleos de Venezuela SA, 5.38%, 4/12/27	150,675
130,000	Petroleos de Venezuela SA, 6.00%, 11/15/26	47,515

		198,190

Zambia — 0.78%
200,000	First Quantum Minerals Ltd, 7.25%, 4/1/23(a)	196,000

Total Corporate Bonds		21,568,474

(Cost $21,440,867)

Foreign Government Bonds — 5.43%
Argentina — 1.92%

210,000	Argentine Republic Government International Bond, 5.63%, 1/26/22	214,943

200,000	Argentine Republic Government International Bond, 6.25%, 4/22/19	209,685

690,000	Argentine Republic Government International Bond, 13.06%, 12/15/35(b)	60,720

		485,348

Colombia — 0.16%
156,000,000(c)	Empresa de Telecomunicaciones de Bogota, 7.00%, 1/17/23	40,056
Ecuador — 0.79%
200,000	Ecuador Government International Bond, 9.65%, 12/13/26	200,094
Egypt — 1.70%
200,000	Egypt Government International Bond, 7.50%, 1/31/27	212,264
200,000	Egypt Government International Bond, 8.50%, 1/31/47	215,414

		427,678

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Russia — 0.86%
$200,000	Russian Foreign Bond -Eurobond, 5.63%, 4/4/42	$216,230

Total Foreign Government Bonds		1,369,406

(Cost $1,416,867)

Shares		Value

Common Stocks — 0.13%
Colombia — 0.11%
1,040	Frontera Energy Corp*	27,468
Hong Kong — 0.01%
9,921	Noble Group Ltd*	3,351
Mexico — 0.01%
4,298	Urbi Desarrollos Urbanos SAB de CV,*	1,516

Total Common Stocks		32,335

(Cost $39,023)

Warrants/Rights — 0.00%
Mexico — 0.00%
2,479	Urbi Desarrollos Urbanos SAB de CV Warrants*	0

Total Warrants/Rights		0

(Cost $0)
Investment Company — 3.52%
887,884	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	887,884

Total Investment Company		887,884

(Cost $887,884)

Total Investments		$23,858,099
(Cost $23,784,641)(g) — 94.60%

Other assets in excess of liabilities — 5.40%		1,360,884

NET ASSETS — 100.00%		$25,218,983

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2017 (Unaudited)

institutional buyers.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2017.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Principal amount denoted in Euros.
(f)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	2,281,979	USD	117,599	Citibank N.A.	8/2/17	$7,426
MXN	7,611	USD	409	Citibank N.A.	8/2/17	8
USD	120,000	TRY	434,365	Citibank N.A.	8/2/17	(2,267)
USD	120,000	MXN	2,289,590	Citibank N.A.	8/2/17	(5,441)
USD	380,000	CAD	505,134	Citibank N.A.	8/2/17	(9,779)
CAD	24,000	USD	17,871	Citibank N.A.	9/13/17	659
USD	93,990	EUR	83,000	Citibank N.A.	9/13/17	(1,190)
USD	44,589	CAD	60,000	Citibank N.A.	9/13/17	(1,736)
USD	89,538	EUR	80,000	Citibank N.A.	9/13/17	(2,201)
USD	245,855	EUR	217,000	Citibank N.A.	9/13/17	(2,989)
USD	145,553	EUR	130,000	Citibank N.A.	9/13/17	(3,524)

Total						$(21,034)

Financial futures contracts as of June 30, 2017:

Long Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Ten Year U.S Treasury Bonds	9	September 2017	(7,908)	USD	1,137,689	Citigroup Global Markets, Inc.

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	20	December 2018	$1,750	USD	4,911,750	Citigroup Global Markets, Inc.
Ten Years Euro-Bund	2	September 2017	3,171	EUR	326,520	Citigroup Global Markets, Inc.

Total			$4,921

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2017 (Unaudited)

Credit default swaps buy protection as of June 30, 2017:

Fixed Rate	Issuer	Counterparty	Expiration Date	Notional Amount (000)		Value
1.00%	Brazilian Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD	384	$23,740
1.00%	Brazilian Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD	250	15,455
1.00%	Brazilian Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD	167	10,324
1.00%	Brazilian Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD	49	3,029

Total (Premiums paid $55,229)						$52,548

Credit default swaps sell protection as of June 30, 2017:

Fixed Rate	Issuer	Counterparty	Expiration Date	Implied Credit Spread*	Notional Amount (000)(a)		Value
1.00%	Qatar Government International Bond	Citigroup Global Markets, Inc.	6/20/22		USD	520	$(5,370)
1.00%	Qatar Government International Bond	Citigroup Global Markets, Inc.	6/20/22		USD	260	(2,685)

Total (Premiums paid $727)							$(8,055)

*	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

CAD - Canadian dollar

EUR - Euro

MXN - Mexican Peso

TRY - Turkish lira

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2017 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	37.97%
Energy	12.07%
Telecom Services	9.27%
Materials	8.33%
Utilities	8.30%
Industrials	7.33%
Foreign Government Bonds	5.43%
Consumer Staples	0.89%
Health Care	0.76%
Consumer Discretionary	0.73%
Other*	8.92%

100.00%

*	Includes cash, Investment Company, credit default swaps, financial futures contracts, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

June 30, 2017 (Unaudited)

Principal Amount		Value

Bank Loans — 2.91%
Canada — 0.27%

$ 96,274	Telesat Holdings, Inc. 1st Lien Senior Term Loan, 4.30%, 11/8/23(a)	$96,687
United States — 2.64%

77,000	Cyxtera Technologies, Inc. 2nd Lien Term Loan, 8.42%, 3/14/25(a)	77,434
6,066	Enquest Plc 1st Lien Term Loan, 0.00%, 11/21/21(a)	5,869
71,525	Enquest Plc Senior Term Loan, 0.00%, 11/21/21(a)	69,200
19,465	Enquest Plc Super Senior Term Loan, 0.00%, 11/21/21(a)	18,832

120,649	Hilton Worldwide Holdings, Inc. Term Loan B2, 3.22%, 10/26/20(a)	120,964
157,000	Level 3 Financing, Inc. Term Loan B2, 3.47%, 2/15/24(a)	157,295
339,939	SBA Communications Corp. Term Loan B1A, 3.48%, 3/31/21(a)	340,493
95,000	Switch Ltd. Term Loan B, 0.00%, 6/20/24(a)	95,416
57,932	Vertellus Holdings LLC 1st Lien Term Loan, 10.23%, 10/31/19(a)(b)	57,063
15,981	Vertellus Holdings LLC 2nd Lien Term Loan, 13.23%, 10/30/21(a)(b)	15,981
16,231	Vertellus Specialties, Inc. Term Loan, 0.00%, 12/31/17(a)(b)	0

		958,547

Total Bank Loans		1,055,234

(Cost $1,051,658)

Corporate Bonds — 91.76%
Argentina — 0.72%
60,000	YPF SA, 8.50%, 7/28/25(c)	67,541
170,000	YPF SA, 8.75%, 4/4/24	193,450

		260,991

Australia — 1.09%
150,000	FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(c)	170,813
300,000	Quintis Ltd., 8.75%, 8/1/23(c)	225,000

		395,813

Belgium — 0.86%
300,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23(c)	311,437
Brazil — 2.56%
139,000	Petrobras Global Finance BV, 4.38%, 5/20/23	131,103
130,000	Petrobras Global Finance BV, 5.38%, 1/27/21	132,284
70,000	Petrobras Global Finance BV, 6.13%, 1/17/22	72,485
79,000	Petrobras Global Finance BV, 7.25%, 3/17/44	77,677
113,000	Petrobras Global Finance BV, 7.38%, 1/17/27	119,611
56,000	Petrobras Global Finance BV, 8.38%, 5/23/21	62,647

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 113,000	Petrobras Global Finance BV, 8.75%, 5/23/26	$129,780
109,000	Vale Overseas Ltd., 6.25%, 8/10/26	117,782
90,000	Vale SA, 5.63%, 9/11/42	85,725

		929,094

Canada — 5.63%
328,000	1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22(c)	339,890
292,000	1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22(c)	302,585
80,000	Bombardier, Inc., 6.00%, 10/15/22(c)	79,864
80,000	Bombardier, Inc., 7.50%, 3/15/25(c)	83,000
100,000	Calfrac Holdings L.P., 7.50%, 12/1/20(c)	86,000
156,000	Cogeco Communications, Inc., 4.88%, 5/1/20(c)	159,575
80,000	Enbridge, Inc., 6.00%, 1/15/77(a)	83,900
555,000(d)	Great Canadian Gaming Corp., 6.63%, 7/25/22(c)	442,956
50,000	Paramount Resources Ltd., 6.88%, 6/30/23(c)	52,103
110,000	Teck Resources Ltd., 6.25%, 7/15/41	114,238
212,000	Telesat Canada /Telesat LLC, 8.88%, 11/15/24(c)	238,058
60,000	Tervita Escrow Corp., 7.63%, 12/1/21(c)	60,750

		2,042,919

France — 3.21%
400,000	SFR Group SA, 6.00%, 5/15/22(c)	418,000
291,000	SFR Group SA, 7.38%, 5/1/26(c)	315,735
400,000	Societe Generale SA, 7.38%, 9/13/49(a)(c)	430,000

		1,163,735

Germany — 2.82%
316,000(e)	IHO Verwaltungs GmbH, 3.25% cash or 4.00% payment-in-kind interest, 9/15/23(f)	369,280
120,000(e)	Unitymedia Gmbh, 3.75%, 1/15/27	139,809
200,000	Unitymedia GmbH, 6.13%, 1/15/25(c)	214,500

250,000(e)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	301,228

		1,024,817

Ireland — 1.16%

400,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(c)	420,602
Luxembourg — 2.87%
320,000	Altice Financing SA, 6.63%, 2/15/23(c)	339,478
330,000	Altice Luxembourg SA, 7.75%, 5/15/22(c)	350,213
200,000	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	200,050
50,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24(c)	53,750
100,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25(c)	99,875

		1,043,366

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Netherlands — 4.45%
$ 250,000	Constellium NV, 6.63%, 3/1/25(c)	$238,036
100,000(e)	LGE HoldCo VI BV, 7.13%, 5/15/24	127,962
200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(c)	210,093
70,000(e)	Stichting AK Rabobank Certificaten, 6.50%, 12/29/49	94,562
290,000(g)	UPC Holding BV, 6.75%, 3/15/23	322,871
100,000(e)	UPCB Finance IV Ltd., 4.00%, 1/15/27	118,901
200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(c)	209,297
260,000(e)	UPCB Finance VII Ltd., 3.63%, 6/15/29(c)	292,381

		1,614,103

New Zealand — 0.90%
320,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	327,469
South Africa — 1.17%
430,000	Stillwater Mining Co., 7.13%, 6/27/25(c)	422,905
Spain — 0.72%
200,000(e)	Banco Bilbao Vizcaya Argentaria SA, 8.88%, 4/14/21(a)	261,549
Switzerland — 0.58%
200,000	UBS AG, 5.13%, 5/15/24	211,165
United Kingdom — 4.37%
120,000(d)	Arqiva Broadcast Finance Plc, 9.50%, 3/31/20	166,367
200,000	Aston Martin Capital Holdings Ltd., 6.50%, 4/15/22(c)	208,000
200,000	HSBC Holdings Plc, 6.00%, 5/22/27(a)	209,858
200,000	KCA Deutag UK Finance Plc, 7.25%, 5/15/21	177,231
310,000(e)	Synlab Bondco Plc, 3.50%, 7/1/22(a)	358,921
210,000(e)	Synlab Bondco Plc, 6.25%, 7/1/22	258,958
200,000	Virgin Media Secured Finance Plc, 5.50%, 1/15/25(c)	207,395

		1,586,730

United States — 58.65%
168,000	Acadia Healthcare Co., Inc., 5.63%, 2/15/23	173,775
257,000	ADT Corp. (The), 3.50%, 7/15/22	248,570
47,000	ADT Corp. (The), 4.13%, 6/15/23	46,589
130,000	Albertsons Cos. LLC/Safeway, Inc/New Albertson’s, Inc./Albertson’s LLC, 5.75%, 3/15/25(c)	120,900
115,000	Albertsons Cos. LLC/Safeway, Inc/New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24(c)	114,137
60,000	Allegion Plc, 5.88%, 9/15/23	64,500
87,000	Allegion US Holding Co., Inc., 5.75%, 10/1/21	90,263
166,000	Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp., 7.88%, 12/15/24(c)	167,245
240,000	Altice US Finance I Corp., 5.38%, 7/15/23(c)	249,750

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 216,000	AMC Entertainment Holdings, Inc., 5.88%, 2/15/22	$225,720
80,000	AMC Entertainment Holdings, Inc., 5.88%, 11/15/26(c)	83,500
160,000(h)	AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	223,234
185,000	Amsurg Corp., 5.63%, 7/15/22	191,706
120,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24(c)	122,700
160,000(e)	Belden, Inc., 3.38%, 7/15/27(c)	182,529
220,000	Berry Plastics Corp., 5.50%, 5/15/22	229,075
245,000	Berry Plastics Corp., 6.00%, 10/15/22	261,231
202,000	Blackboard, Inc., 9.75%, 10/15/21(c)	189,880
223,000	Blueline Rental Finance Corp./Blueline Rental LLC, 9.25%, 3/15/24(c)	231,920
300,000	BMC East LLC, 5.50%, 10/1/24(c)	313,500
90,000	California Resources Corp., 8.00%, 12/15/22(c)	56,925
340,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/27(c)	347,650
216,000	CDW LLC/CDW Finance Corp., 5.00%, 9/1/25	224,100
211,000	CenturyLink, Inc., 6.45%, 6/15/21	227,880
360,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(c)	366,300
36,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(c)	36,720
248,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	275,900
94,000	Chesapeake Energy Corp., 8.00%, 1/15/25(c)	93,060
250,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	258,087
40,000	CHS/Community Health Systems, Inc., 6.88%, 2/1/22	34,950
30,000	CHS/Community Health Systems, Inc., 7.13%, 7/15/20	29,213
210,000	Cinemark USA, Inc., 4.88%, 6/1/23	214,528
74,000	Citgo Holding, Inc., 10.75%, 2/15/20(c)	80,383
109,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(c)	109,000
150,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 4/1/25(c)	149,625
200,000	CSC Holdings LLC, 10.13%, 1/15/23(c)	232,000
130,000	DCP Midstream Operating L.P., 5.85%, 5/21/43(a)(c)	120,250
63,000	Diamondback Energy, Inc., 5.38%, 5/31/25(c)	63,945
260,000	Dish DBS Corp., 5.13%, 5/1/20	271,375
108,000	Energy Transfer Equity L.P., 5.88%, 1/15/24	114,480
80,000	Envision Healthcare Corp., 5.13%, 7/1/22(c)	82,100
62,000	Equinix, Inc., 4.88%, 4/1/20	63,550
240,000	ESH Hospitality, Inc., 5.25%, 5/1/25(c)	248,700
254,000	First Data Corp., 5.00%, 1/15/24(c)	261,221
24,000	Frontier Communications Corp., 8.50%, 4/15/20	25,230
120,000	FTS International, Inc., 8.75%, 6/15/20(a)(c)	120,300
104,000	Gulfport Energy Corp., 6.38%, 5/15/25(c)	102,440
331,000	HCA, Inc., 5.88%, 5/1/23	360,376
140,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(c)	141,925
320,000	Howard Hughes Corp.(The), 5.38%, 3/15/25(c)	327,200
260,000	KAR Auction Services, Inc., 5.13%, 6/1/25(c)	264,875

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 83,000	Landry’s, Inc., 6.75%, 10/15/24(c)	$84,971
288,000	Laureate Education, Inc., 8.25%, 5/1/25(c)	308,880
222,000	Level 3 Communications, Inc., 5.75%, 12/1/22	230,325
175,000	Live Nation Entertainment Inc, 4.88%, 11/1/24(c)	177,625
444,683	Live Nation Entertainment, Inc., 5.38%, 6/15/22(c)	461,395
385,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(c)	413,875
166,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 5/1/24	180,940
183,000	MGM Resorts International, 5.25%, 3/31/20	193,751
115,000	MGM Resorts International, 6.00%, 3/15/23	126,787
136,000	Micron Technology, Inc., 5.25%, 8/1/23(c)	141,236
573,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	568,703
598,000	Momentive Performance Materials, Inc., Escrow Bond, 8.88%, 10/15/20(b)(i)	1
198,000	NCL Corp. Ltd., 4.75%, 12/15/21(c)	205,024
240,000(e)	Netflix, Inc., 3.63%, 5/15/27(c)	278,618
265,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(c)	274,937
103,000	Northern Oil and Gas, Inc., 8.00%, 6/1/20	72,100
60,000	Novelis Corp., 5.88%, 9/30/26(c)	61,800
100,000	Novelis Corp., 6.25%, 8/15/24(c)	105,000
223,000	OPE KAG Finance Sub, Inc., 7.88%, 7/31/23	234,150
100,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25(c)	99,750
145,000	Post Holdings, Inc., 5.50%, 3/1/25(c)	149,531
145,000	Post Holdings, Inc., 5.75%, 3/1/27(c)	148,987
220,000(e)	Quintiles IMS, Inc., 3.25%, 3/15/25	255,003
260,000	Rackspace Hosting, Inc., 8.63%, 11/15/24(c)	276,900
80,000	Range Resources Corp., 5.00%, 3/15/23(c)	78,200
287,000	Realogy Group LLC Realogy Co-Issuer Corp., 4.88%, 6/1/23(c)	289,152
255,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(c)	273,487
172,000	Resolute Forest Products, Inc., 5.88%, 5/15/23	166,711
160,000	Sabre GLBL, Inc., 5.25%, 11/15/23(c)	166,000
125,000	Sanchez Energy Corp., 6.13%, 1/15/23	100,000
160,000	Scientific Games International, Inc., 7.00%, 1/1/22(c)	170,400
162,000	Scientific Games International, Inc., 10.00%, 12/1/22	177,593
100,000(e)	Sealed Air Corp., 4.50%, 9/15/23	127,961
54,000	Sesi LLC, 7.13%, 12/15/21	51,435
98,000	Silgan Holdings, Inc., 4.75%, 3/15/25(c)	100,450
140,000	Sirius XM Radio, Inc., 3.88%, 8/1/22(c)	141,095
80,000	Sirius XM Radio, Inc., 4.25%, 5/15/20(c)	80,918
230,000	Sirius XM Radio, Inc., 5.00%, 8/1/27(c)	231,725
300,000	Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24(c)	344,625
180,000	Sprint Capital Corp, 8.75%, 3/15/32	226,800
170,000	Sprint Communications, Inc., 8.38%, 8/15/17	171,275
111,000	Sprint Communications, Inc., 9.00%, 11/15/18(c)	120,469
102,000	Sprint Corp., 7.25%, 9/15/21	113,347
60,000	Sprint Corp., 7.63%, 2/15/25	69,075
200,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21(c)	201,750

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 26,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.13%, 11/15/19	$26,293
94,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.13%, 2/1/25(c)	96,820
360,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21(c)	369,000
259,000	Team Health Holdings, Inc., 6.38%, 2/1/25(c)	251,230
110,000	Tenet Healthcare Corp., 7.50%, 1/1/22(c)	119,328
140,000	Tenet Healthcare Corp., 8.00%, 8/1/20	141,750
60,000	Tenet Healthcare Corp., 8.13%, 4/1/22	63,675
210,000	THC Escrow Corp III, 5.13%, 5/1/25(c)	210,787
130,000	THC Escrow Corp III, 7.00%, 8/1/25(c)	129,513
98,000	United Rentals North America, Inc., 5.50%, 5/15/27	100,940
98,000	United Rentals North America, Inc., 5.88%, 9/15/26	104,370
73,000	Univision Communications, Inc., 5.13%, 5/15/23(c)	73,707
115,000	Univision Communications, Inc., 6.75%, 9/15/22(c)	119,600
157,390	Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23(c)	134,962
98,000	Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20(c)	94,937
200,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(c)	210,958
100,000	VeriSign, Inc., 4.75%, 7/15/27(c)	101,125
180,000(e)	VRX Escrow Corp., 4.50%, 5/15/23	168,515
257,000(e)	VWR Funding, Inc., 4.63%, 4/15/22	305,362
30,000	Weatherford International Ltd., 9.88%, 2/15/24(c)	31,350
116,000	Whiting Petroleum Corp., 5.00%, 3/15/19	115,275
30,000	WMG Acquisition Corp., 5.00%, 8/1/23(c)	30,750
350,000	WMG Acquisition Corp., 6.75%, 4/15/22(c)	367,938
219,000	Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27(c)	229,129
380,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	399,950

		21,285,033

Total Corporate Bonds		33,301,728

(Cost $32,546,671)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Common Stocks — 0.13%
Italy — 0.07%
8,645	Italiaonline*	$27,806
United States — 0.06%
12,785	Valencia Bidco LLC*(b)	20,833

Total Common Stocks		48,639

(Cost $46,266)

Warrants/Rights — 0.00%
Australia — 0.00%
48,100	Quintis Ltd Warrants*	0
Mexico — 0.00%
3,085	Urbi Desarrollos Urbanos SAB de CV Warrants*	0

Total Warrants/Rights		0

(Cost $0)

Investment Company — 2.17%
786,548	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	786,548

Total Investment Company		786,548

(Cost $786,548)

Contracts
Put Options Purchased — 0.07%
7	S&P 500 Index, Strike Price USD 2,400.00, Expires 09/15/17	25,480

Total Put Options Purchased		25,480

(Cost $29,827)

Total Investments		$35,217,629
(Cost $34,460,970)(j) — 97.04%

Other assets in excess of liabilities — 2.96%		1,073,448

NET ASSETS — 100.00%		$36,291,077

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2017 (Unaudited)

*	Non-income producing security.
(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2017.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(e)	Principal amount denoted in Euros.
(f)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(g)	Principal amount denoted in Swiss Francs.
(h)	Principal amount denoted in British Pounds.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	431,158	CAD	580,000	Citibank N.A.	9/13/17	$(16,641)
USD	330,095	CHF	316,000	Citibank N.A.	9/13/17	(1,063)
USD	4,050,230	EUR	3,575,000	Citibank N.A.	9/13/17	(49,388)
USD	581,688	GBP	450,000	Citibank N.A.	9/13/17	(5,793)

Total						$(72,885)

Options written as of June 30, 2017:

Contracts	Put Options	Value
(7)	S&P 500 Index, Strike Price USD 2,250.00, Expires 09/15/17	$(8,715)

Total (Premiums received $(11,193))		$(8,715)

Financial futures contracts as of June 30, 2017:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	35	December 2017	$(5,688)	USD	8,615,250	Citigroup Global Markets, Inc.
90-Day Euro Dollar	15	December 2018	(6,375)	USD	3,676,125	Citigroup Global Markets, Inc.

Total			$(12,063)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2017 (Unaudited)

Abbreviations used are defined below:

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	25.42%
Consumer Discretionary	20.26%
Energy	10.27%
Health Care	8.99%
Industrials	7.16%
Financials	6.98%
Materials	6.07%
Information Technology	5.92%
Consumer Staples	2.87%
Utilities	0.86%
Other*	5.20%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, options, warrants, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

June 30, 2017 (Unaudited)

Principal Amount		Value

Convertible Bonds — 93.47%
Bermuda — 0.29%
$ 52,000	Golar LNG Ltd., 2.75%, 2/15/22(a)	$48,360

China — 11.63%
200,000	Baosteel Hong Kong Investment Co. Ltd., 0.64%, 12/1/18(b)	203,750
2,000,000(c)	China Railway Construction Corp Ltd., 1.50%, 12/21/21	287,816
127,000	Ctrip.Com International Ltd., 1.25%, 9/15/22(a)	136,923
168,000	Ctrip.Com International Ltd., 1.99%, 7/1/25	205,380
250,000	ENN Energy Holdings Ltd., 4.22%, 2/26/18(b)	268,821
1,000,000(c)	Kunlun Energy Co. Ltd., 1.63%, 7/25/19	156,144
250,000	Semiconductor Manufacturing International Corp., 5.05%, 7/7/22(b)	290,195
2,000,000(d)	Shenzhou International Group Holdings Ltd., 0.50%, 6/18/19	351,920

		1,900,949

France — 1.14%
35,500	LVMH Moet Hennessy Louis Vuitton SE, 22.66%, 2/16/21(b)	100,390
110,000(e)	Ubisoft Entertainment SA, 8.44%, 9/27/21(b)	86,218

		186,608

Germany — 2.85%
200,000(e)	Deutsche Wohnen AG, 0.33%, 7/26/24	235,797
200,000(e)	Fresenius SE & Co. KGaA, 0.07%, 1/31/24(b)	230,886

		466,683

Hong Kong — 1.66%
250,000	Asia View Ltd., 1.50%, 8/8/19	271,875

Japan — 13.30%
4,000,000(c)	AEON Financial Service Co. Ltd., 2.02%, 9/13/19(b)	38,657
10,000,000(c)	Asics Corp., 6.78%, 3/1/19(b)	91,970
10,000,000(c)	Chugoku Electric Power Co., Inc. (The), 0.49%, 3/25/20(b)	88,873
100,000	Gunma Bank Ltd. (The), 0.49%, 10/11/19(b)	104,941
40,000,000(c)	Kawasaki Kisen Kaisha Ltd., 1.40%, 9/26/18(b)	365,877
100,000	Mitsui OSK Lines Ltd., 3.30%, 4/24/20(b)	94,910
10,000,000(c)	SBI Holdings, Inc., 5.67%, 11/2/17(b)	96,688
16,000,000(c)	Sony Corp., 1.13%, 9/30/22(b)	162,772
30,000,000(c)	Takashimaya Co. Ltd., 1.94%, 12/11/20(b)	280,400
20,000,000(c)	Terumo Corp., 0.35%, 12/6/21(b)	220,849
20,000,000(c)	Toray Industries, Inc., 0.34%, 8/31/21(b)	216,226
20,000,000(c)	Yamada Denki Co. Ltd., 4.56%, 6/28/19(b)	199,360
200,000	Yamaguchi Financial Group, Inc., 0.80%, 3/26/20(f)	213,175

		2,174,698

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Malaysia — 2.57%
$ 200,000	Cahaya Capital Ltd., 0.47%, 9/18/21(b)	$195,375
300,000(g)	Indah Capital Ltd., 5.35%, 10/24/18(b)	225,422

		420,797

Mexico — 1.17%
161,000	Cemex SAB de CV, 3.75%, 3/15/18	190,818

Netherlands — 2.32%
220,000	NXP Semiconductor NV, 1.00%, 12/1/19	261,800
100,000(e)	Vastned Retail NV, 1.88%, 4/10/19	116,872

		378,672

Norway — 2.31%
200,000	Golden Ocean Group Ltd., 3.07%, 1/30/19	174,000
100,000(e)	Marine Harvest ASA, 0.13%, 11/5/20	131,328
75,000	Ship Finance International Ltd., 5.75%, 10/15/21	72,197

		377,525

Philippines — 1.29%
200,000	AYC Finance Ltd., 0.50%, 5/2/19	210,833

Singapore — 1.11%
250,000(c)	Capitaland Ltd., 2.80%, 6/8/25	181,687

South Africa — 1.81%
200,000(e)	Steinhoff Finance Holding GmbH, 4.00%, 1/30/21	296,236

Taiwan — 5.25%
200,000	Advanced Semiconductor Engineering, Inc., 0.00%, 9/5/18(b)	266,000
250,000	Siliconware Precision Industries Co. Ltd., 1.00%, 10/31/19(b)	279,136
200,000	United Microelectronics Corp., 1.37%, 5/18/20(b)	210,534
100,000	Zhen Ding Technology Holding Ltd., 0.07%, 6/26/19(b)	102,188

		857,858

United Arab Emirates — 1.24%
200,000(e)	Aabar Investments PJSC, 0.50%, 3/27/20	202,518

United Kingdom — 3.30%
100,000(c)	BP Capital Markets Plc, 1.00%, 4/28/23	148,599
100,000(c)	British Land Jersey Ltd., 1.50%, 9/10/17	130,415
100,000(c)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	128,390
100,000(c)	J Sainsbury Plc, 2.88%, 7/30/21	132,448

		539,852

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

United States — 40.23%
$150,000	Ares Capital Corp., 4.38%, 1/15/19	$154,406
77,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	91,582
142,000	Blackhawk Network Holdings, Inc., 1.50%, 1/15/22(a)	158,330
323,000	Citrix Systems, Inc., 0.50%, 4/15/19	387,802
532,000	Dish Network Corp., 3.38%, 8/15/26(a)	645,050
130,000	Dycom Industries, Inc., 0.75%, 9/15/21	150,800
105,000	Extra Space Storage L.P., 3.13%, 10/1/35(a)	112,153
70,000	Finisar Corp., 0.50%, 12/15/36(a)	68,338
160,000	FireEye, Inc., 1.63%, 6/1/35	145,700
140,000	Herbalife Ltd., 2.00%, 8/15/19	146,464
109,000	Intel Corp., 3.25%, 8/1/39	180,124
55,000	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	53,488
91,000	Liberty Interactive LLC, 1.75%, 9/30/46(a)	104,024
180,000	Liberty Media Corp., 1.38%, 10/15/23	213,102
55,000	Liberty Media Corp-Liberty Formula One, 1.00%, 1/30/23(a)	63,697
47,000	Lumentum Holdings, Inc., 0.25%, 3/15/24(a)	55,254
49,000	Macquarie Infrastructure Corp., 2.00%, 10/1/23	48,786
116,000	Microchip Technology, Inc., 1.63%, 2/15/25	174,508
251,000	Microchip Technology, Inc., 1.63%, 2/15/27(a)	263,864
190,000	Micron Technology, Inc., Series G, 3.00%, 11/15/43	213,750
84,000	NanHealth, Inc., 5.50%, 12/15/21(a)	57,015
136,000	Nuance Communications, Inc., 1.00%, 12/15/35	131,070
116,000	NuVasive, Inc., 2.25%, 3/15/21	160,080
133,000	ON Semiconductor Corp., 1.00%, 12/1/20	137,988
209,000	ON Semiconductor Corp., 1.63%, 10/15/23(a)	209,000
70,000	Palo Alto Networks, Inc., 7.92%, 7/1/19(b)	91,744
83,000	Pattern Energy Group, Inc., 4.00%, 7/15/20	87,409
30,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	59,156
40,000	Proofpoint, Inc., 0.75%, 6/15/20	49,825
200,000	QIAGEN NV, 0.38%, 3/19/19	244,000
105,000	Red Hat, Inc., 0.25%, 10/1/19	144,966
236,000	Salesforce.com, Inc., 0.25%, 4/1/18	312,110
197,000	ServiceNow, Inc., 0.00%, 6/1/22(a)(b)	200,694
93,000	Square, Inc., 0.38%, 3/1/22(a)	113,983
179,000	Starwood Property Trust, Inc., 4.38%, 4/1/23	181,349
24,000	TESARO, Inc., 3.00%, 10/1/21	96,870
290,000	Tesla Motors, Inc., 1.25%, 3/1/21	334,950
97,000	Tesla, Inc., 2.38%, 3/15/22	121,856
97,000	Viavi Solutions, Inc., 1.00%, 3/1/24(a)	101,365
55,000	Wright Medical Group NV, 2.25%, 11/15/21	76,244
206,000	Yahoo!, Inc., 0.35%, 12/1/18(b)	234,196

		6,577,092

Total Convertible Bonds		15,283,061

(Cost $14,456,118)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Common Stocks — 1.29%
France — 0.20%
131	Unibail-Rodamco SE	$33,014

Germany — 0.45%
223	BASF SE	20,654
1,650	Evonik Industries AG	52,739

		73,393

United Kingdom — 0.43%
2,582	TechnipFMC Plc*	70,025

United States — 0.21%
200	Illumina, Inc.*	34,704

Total Common Stocks		211,136

(Cost $227,655)
Convertible Preferred Stocks — 0.33%
Israel — 0.33%
90	Teva Pharmaceutical Industries, Ltd., 7.00%, 2/15/18	53,505

Total Convertible Preferred Stocks		53,505

(Cost $61,965)

Contracts
Call Options Purchased — 0.47%
13	Cie de Saint-Gobain, Strike Price EUR 52.00, Expires 06/15/18	3,519
31	Eni SpA, Strike Price EUR 16.00, Expires 12/21/18	3,997
220	Iberdrola SA, Strike Price EUR 7.00, Expires 12/21/18	10,805
58	Siemens AG, Strike Price EUR 130.00, Expires 12/21/18	47,895
64	Total SA, Strike Price EUR 50.00, Expires 06/15/18	4,167
14	Valeo SA, Strike Price EUR 60.00, Expires 12/15/17	5,533
19	Vodafone Group Plc, Strike Price GBP 240.00, Expires 12/15/17	619

Total Call Options Purchased		76,535

(Cost $129,363)
Put Options Purchased — 0.24%
16	S&P 500 Index, Strike Price USD 2,350.00, Expires 09/15/17	39,840

Total Put Options Purchased		39,840

(Cost $47,077)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Investment Company — 2.65%
432,592	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$432,592

Total Investment Company		432,592

(Cost $432,592)

Total Investments		$16,096,669
(Cost $15,354,770)(h) — 98.45%

Other assets in excess of liabilities — 1.55%		253,229

NET ASSETS — 100.00%		$16,349,898

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Zero coupon bond. The rate represents the yield at time of purchase.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Principal amount denoted in Hong Kong Dollars.
(e)	Principal amount denoted in Euros.
(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2017.
(g)	Principal amount denoted in Singapore Dollars.
(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2017 (Unaudited)

Foreign currency exchange contracts as of June 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	439,949	CNY	3,045,000	Citibank N.A.	7/27/17	$(8,641)
EUR	70,000	USD	78,918	Citibank N.A.	9/13/17	1,355
EUR	51,000	USD	58,379	Citibank N.A.	9/13/17	104
JPY	2,900,000	USD	25,989	Citibank N.A.	9/13/17	(120)
USD	165,907	EUR	147,000	Citibank N.A.	9/13/17	(2,665)
USD	1,547,721	EUR	1,369,000	Citibank N.A.	9/13/17	(22,174)
USD	128,312	GBP	100,000	Citibank N.A.	9/13/17	(2,239)
USD	550,195	GBP	425,000	Citibank N.A.	9/13/17	(4,648)
USD	369,768	HKD	2,875,000	Citibank N.A.	9/13/17	755
USD	1,859,302	JPY	202,406,000	Citibank N.A.	9/13/17	53,747
USD	415,324	SGD	573,000	Citibank N.A.	9/13/17	(1,370)

Total						$14,104

Options written as of June 30, 2017:

Contracts	Put Options	Value
(16)	S&P 500 Index, Strike Price USD 2,250.00, Expires 09/15/17	$(19,920)

Total (Premiums received $(24,763))		$(19,920)

Abbreviations used are defined below:

CNY - Chinese Yuan

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2017 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Information Technology	29.07%
Consumer Discretionary	19.26%
Financials	18.95%
Industrials	9.51%
Health Care	6.94%
Telecom Services	5.12%
Energy	2.83%
Utilities	2.19%
Consumer Staples	0.77%
Materials	0.45%
Other*	4.91%

100.00%

*	Includes cash, Investment Company, options, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

June 30, 2017 (Unaudited)

Principal Amount		Value

Corporate Bonds — 41.47%
Australia — 0.90%
250,000(a)	Origin Energy Finance Ltd., 7.88%, 6/16/71(b)	$301,480

Bermuda — 0.40%
120,000(a)	XLIT Ltd., 3.25%, 6/29/47(b)	135,414

Canada — 1.21%
$ 220,000	Cenovus Energy, Inc., 4.45%, 9/15/42	181,973
280,000(c)	Fairfax Financial Holdings Ltd., 4.70%, 12/16/26	223,648

		405,621

France — 2.71%
340,000	BNP Paribas SA, 6.75%, 12/29/49(b)(d)	360,825
100,000(a)	Electricite de France SA, 5.00%, 1/22/26(b)	122,222
100,000(a)	Groupama SA, 6.00%, 1/23/27	135,224
250,000(a)	TOTAL SA, 2.71%, 12/29/49(b)	290,592

		908,863

Germany — 8.12%
204,000(a)	Bayer AG, 3.00%, 7/1/75(b)	241,654
700,000	Deutsche Bank AG, 2.50%, 2/13/19	702,019
204,000(a)	EnBW Energie Baden-Wuerttemberg AG, 3.38%, 4/5/77(b)	244,046
700,000(a)	Volkswagen International Finance NV, 1.88%, 3/30/27	798,292
360,000(a)	Volkswagen International Finance NV, 2.50%, 12/29/49(b)	410,969
300,000(a)	Volkswagen International Finance NV, 3.50%, 12/30/50(b)	327,288

		2,724,268

Italy — 2.20%
400,000(a)	Intesa Sanpaolo SpA, 7.00%, 12/29/49(b)	480,912
200,000(a)	Unicredit SpA, 9.25%, 6/3/22(b)	256,132

		737,044

Spain — 3.03%
200,000(a)	Banco Bilbao Vizcaya Argentaria SA, 6.75%, 12/29/49(b)	236,368
300,000(a)	Banco Santander SA, 6.25%, 9/11/21(b)	354,599
161,000(a)	Repsol International Finance BV, 4.50%, 3/25/75(b)	188,767
200,000(a)	Telefonica Europe BV, 3.75%, 12/29/49(b)	237,895

		1,017,629

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Sweden — 0.83%
250,000(a)	Vattenfall AB, 3.00%, 3/19/77(b)	$278,390

Switzerland — 0.64%
$ 200,000	Credit Suisse Group AG, 7.13%, 7/29/22(b)	214,418

United Kingdom — 5.33%
650,000	Barclays Plc, 2.75%, 11/8/19	655,735
370,000	Barclays Plc, 7.88%, 12/29/49(b)	397,454
200,000	HSBC Holdings Plc, 6.00%, 5/22/27(b)	209,858
178,000	Royal Bank of Scotland Group Plc, 7.65%, 8/29/49(b)	217,924
280,000	Royal Bank of Scotland Group Plc, 8.63%, 8/15/50(b)	305,200

		1,786,171

United States — 16.10%
220,000(a)	AT&T, Inc., 2.35%, 9/4/29	247,998
150,000(a)	AT&T, Inc., 3.15%, 9/4/36	168,979
250,000	AT&T, Inc., 4.75%, 5/15/46	245,151
90,000	Boardwalk Pipelines L.P., 4.45%, 7/15/27	92,144
450,000	CBL & Associates L.P., 5.95%, 12/15/26	445,600
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, 10/23/35	237,071
180,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46(d)	232,305
210,000	Dominion Energy, Inc., 2.58%, 7/1/20	211,085
252,000	Energy Transfer Partners L.P., 6.13%, 12/15/45	272,760
650,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	654,278
220,000(a)	General Electric Co., 1.50%, 5/17/29	248,144
250,000(a)	General Electric Co., 2.13%, 5/17/37	279,543
650,000	General Motors Co., 3.50%, 10/2/18	661,413
180,000	Hewlett Packard Enterprise Co., 6.35%, 10/15/45	190,238
123,000	Marathon Oil Corp., 6.60%, 10/1/37	135,732
153,000	Motorola Solutions, Inc., 5.50%, 9/1/44	154,893
180,000(a)	Mylan NV, 2.25%, 11/22/24	212,389
210,000(a)	Mylan NV, 3.13%, 11/22/28	254,414
210,000	Mylan NV, 5.25%, 6/15/46	230,058
210,000	Viacom, Inc., 5.85%, 9/1/43	226,780

		5,400,975

Total Corporate Bonds		13,910,273

(Cost $13,304,693)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 30.38%
Albania — 0.45%
120,000(a)	Albania Government International Bond, 5.75%, 11/12/20	$151,730

Cyprus — 4.03%
640,000(a)	Cyprus Government International Bond, 3.88%, 5/6/22	801,025
429,000(a)	Cyprus Government International Bond, 4.25%, 11/4/25	551,135

		1,352,160

Indonesia — 2.23%
213,000(a)	Indonesia Government International Bond, 2.63%, 6/14/23(d)	255,169
403,000(a)	Indonesia Government International Bond, 2.88%, 7/8/21	492,220

		747,389

Israel — 3.32%
350,000(a)	Israel Government International Bond, 1.50%, 1/18/27	403,751
225,000(a)	Israel Government International Bond, 2.38%, 1/18/37	259,233
350,000(a)	Israel Government International Bond, 2.88%, 1/29/24	451,442

		1,114,426

Macedonia — 3.45%
502,000(a)	Macedonia Government International Bond, 3.98%, 7/24/21	597,012
450,000(a)	Macedonia Government International Bond, 5.63%, 7/26/23(d)	558,941

		1,155,953

Mexico — 3.67%
705,000(a)	Mexico Government International Bond, 4.00%, 3/15/15	713,584
$ 200,000	Mexico Government International Bond, 4.15%, 3/28/27	207,088
6,000,000(c)	Mexico Government International Bond, 5.75%, 3/5/26	309,758

		1,230,430

Poland — 0.66%
177,000(a)	Republic of Poland Government International Bond, 2.38%, 1/18/36	220,367

Romania — 0.71%
200,000(a)	Romanian Government International Bond, 3.88%, 10/29/35	239,509

Slovak Republic — 2.57%
750,000(a)	Slovakia Government Bond, 1.88%, 3/9/37	862,178

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

South Africa — 2.99%
6,000,000(c)	South Africa Government Bond, 8.75%, 2/28/48	$409,326
7,000,000(c)	South Africa Government Bond, 10.50%, 12/21/26	592,997

		1,002,323

Spain — 4.04%
1,110,000(a)	Autonomous Community of Catalonia, 4.95%, 2/11/20	1,354,449

Tunisia — 1.28%
370,000(a)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	429,304

Turkey — 0.98%
270,000(a)	Turkey Government International Bond, 4.13%, 4/11/23	329,719

Total Foreign Government Bonds		10,189,937

(Cost $9,605,660)

Shares
Investment Company — 16.72%
5,607,225	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	5,607,225

Total Investment Company		5,607,225

(Cost $5,607,225)

Contracts
Call Swaptions Purchased — 0.03%
5,800,000	ITraxx Crossover, Series 27, Strike Price EUR 300.00, Expires 8/16/17(e)	11,491

Total Call Swaptions Purchased		11,491

(Cost $8,736)

Total Investments		$29,718,926
(Cost $28,526,314)(f) — 88.60%

Other assets in excess of liabilities — 11.40%		3,822,481

NET ASSETS — 100.00%		$33,541,407

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2017.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2017 (Unaudited)

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Purchased swaption contracts at June 30, 2017:

Description	Counterparty	Fixed Rate		Expiration Date	Notional Amount (000)		Market Value
Call - iTraxx Crossover, Series 27 Credit Default Swap	Citigroup Global Markets, Inc.	1.00	%*	8/16/17	5,800	EUR	$11,491

*	The counterparty pays the fixed rate on these contracts.

Total premiums paid $8,736

(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MYR	1,433,449	USD	332,278	Citibank N.A.	7/25/17	$453
MYR	716,226	USD	166,139	Citibank N.A.	7/25/17	111
MYR	238,964	USD	55,380	Citibank N.A.	7/25/17	88
MYR	630,133	USD	146,203	Citibank N.A.	7/25/17	63
INR	19,593,000	USD	300,000	Citibank N.A.	8/11/17	1,671
INR	25,980,000	USD	400,000	Citibank N.A.	8/11/17	11
INR	19,383,000	USD	300,000	Citibank N.A.	8/11/17	(1,562)
NOK	5,812,533	EUR	618,800	Barclays Bank Plc	8/11/17	(11,543)
RUB	2,992,860	USD	51,932	Citibank N.A.	8/11/17	(1,653)
RUB	6,000,000	USD	103,923	Citibank N.A.	8/11/17	(3,125)
RUB	6,000,000	USD	104,051	Citibank N.A.	8/11/17	(3,253)
RUB	6,000,000	USD	104,236	Citibank N.A.	8/11/17	(3,438)
USD	366,040	RUB	20,992,860	Citibank N.A.	8/11/17	13,367
EUR	900,000	GBP	777,332	Citibank N.A.	8/18/17	16,626
GBP	389,000	EUR	439,647	Citibank N.A.	8/18/17	3,978
GBP	388,332	EUR	440,476	Barclays Bank Plc	8/18/17	2,157
EUR	700,000	GBP	621,427	Citibank N.A.	9/8/17	(8,653)
TRY	361,225	USD	100,000	Barclays Bank Plc	9/8/17	579
TRY	360,795	USD	100,000	Barclays Bank Plc	9/8/17	459
TRY	360,610	USD	100,000	Barclays Bank Plc	9/8/17	407
TRY	1,069,368	USD	300,000	Barclays Bank Plc	9/8/17	(2,248)
EUR	300,000	USD	339,846	Citibank N.A.	9/13/17	4,178
EUR	32,000	USD	36,076	Citibank N.A.	9/13/17	619
GBP	39,000	USD	49,828	Citibank N.A.	9/13/17	1,087
MXN	9,000,000	USD	493,527	Citibank N.A.	9/13/17	(3,570)
USD	1,159,661	ZAR	15,079,000	Citibank N.A.	9/13/17	21,806
USD	5,358	HUF	1,459,000	Citibank N.A.	9/13/17	(54)
USD	92,267	GBP	71,000	Citibank N.A.	9/13/17	(424)
USD	54,078	EUR	48,000	Citibank N.A.	9/13/17	(966)
USD	62,786	GBP	49,000	Citibank N.A.	9/13/17	(1,184)
USD	60,536	EUR	54,000	Citibank N.A.	9/13/17	(1,388)
USD	76,541	EUR	68,000	Citibank N.A.	9/13/17	(1,438)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	603,223	EUR	530,000	Citibank N.A.	9/13/17	$(4,552)
USD	279,956	EUR	250,000	Citibank N.A.	9/13/17	(6,730)
USD	798,558	MXN	14,810,000	Citibank N.A.	9/13/17	(7,694)
USD	199,885	CAD	269,000	Citibank N.A.	9/13/17	(7,801)
USD	450,619	EUR	400,000	Citibank N.A.	9/13/17	(8,080)
USD	448,088	EUR	400,000	Citibank N.A.	9/13/17	(10,611)
USD	14,971,515	EUR	13,214,000	Citibank N.A.	9/13/17	(181,590)
ZAR	1,160,000	USD	89,606	Citibank N.A.	9/13/17	(2,073)
SAR	8,250,000	USD	2,195,492	Barclays Bank Plc	11/13/17	1,057
SAR	1,700,000	USD	452,080	Barclays Bank Plc	11/13/17	543
SAR	1,480,000	USD	393,837	Barclays Bank Plc	11/13/17	211
SAR	8,900,000	USD	2,369,668	Barclays Bank Plc	11/13/17	(58)
SAR	1,500,000	USD	399,489	Barclays Bank Plc	11/13/17	(116)
SAR	1,312,570	USD	350,000	Barclays Bank Plc	11/13/17	(530)
SAR	6,963,990	USD	1,857,094	Barclays Bank Plc	11/13/17	(2,943)
USD	24	SAR	91	Barclays Bank Plc	11/13/17	—
USD	7,921,713	SAR	30,106,469	Barclays Bank Plc	11/13/17	(94,084)
USD	1,674,776	CNY	11,805,325	Barclays Bank Plc	4/27/18	(31,070)
USD	1,851,884	SAR	6,963,899	Barclays Bank Plc	4/30/18	5,608

Total						$(327,352)

Financial futures contracts as of June 30, 2017:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
Ten Year U.S Treasury Bonds	3	September 2017	$(2,953)	USD	379,547	Credit Suisse Securities (USA) LLC
Twenty Year U.S. Treasury Bonds	1	September 2017	(31)	USD	153,719	Credit Suisse Securities (USA) LLC
Thirty Year U.S. Treasury Bonds	2	September 2017	37	USD	331,713	Credit Suisse Securities (USA) LLC
Two Year Euro-Schatz	2	September 2017	(639)	EUR	224,260	Credit Suisse Securities (USA) LLC
Ten Year British Bonds	23	September 2017	25,024	GBP	3,086,279	Credit Suisse Securities (USA) LLC
Ten Year Euro-BUND	3	September 2017	(10,783)	EUR	495,064	Credit Suisse Securities (USA) LLC

			$10,655

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2017 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)	Notional Value		Clearinghouse
90-Day Euro Dollar	475	December 2018	$(180,047)	EUR	116,432,454	Credit Suisse Securities (USA) LLC
Thirty Year Euro-Bonds	5	September 2017	17,222	EUR	832,700	Credit Suisse Securities (USA) LLC
Ten Year Canadian Bonds	2	September 2017	5,837	CAD	288,680	Credit Suisse Securities (USA) LLC
Ten Year British Bonds	16	September 2017	48,046	GBP	2,046,107	Credit Suisse Securities (USA) LLC

Total			$(108,942)

Interest rate swaps as of June 30, 2017:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
0.29%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	8/9/22	EUR	2,950(a)	$(2,515)
0.81%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	9/11/27	EUR	2,200(b)	32,454
1.44%	EUR-EURIBOR Reuters	Credit Suisse Securities (USA) LLC	9/29/42	EUR	700(b)	16,079
0.63%	GBP-BBA-LIBOR	Credit Suisse Securities (USA) LLC	8/18/27	GBP	1,700(b)	40,989
1.26%	GBP-BBA-LIBOR	Credit Suisse Securities (USA) LLC	6/2/67	GBP	450(b)	47,064
1.21%	HUF-BUBOR-Reuters	Credit Suisse Securities (USA) LLC	8/22/22	HUF	167,564(b)	(1,752)
2.20%	HUF-BUBOR-Reuters	Credit Suisse Securities (USA) LLC	8/22/22	HUF	111,335(b)	(2,671)
2.20%	HUF-BUBOR-Reuters	Credit Suisse Securities (USA) LLC	8/22/22	HUF	91,000(b)	(2,166)
1.11%	HUF-BUBOR-Reuters	Credit Suisse Securities (USA) LLC	8/22/22	HUF	88,700(b)	646
1.19%	HUF-BUBOR-Reuters	Credit Suisse Securities (USA) LLC	8/22/22	HUF	14,026(b)	(95)
0.84%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	3/30/19	USD	2,570(b)	(2,693)
0.84%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	3/30/19	USD	1,650(a)	43

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2017 (Unaudited)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
1.50%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	3/30/19	USD	1,300(b)	$1,142
1.92%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	8/18/22	USD	8,300(a)	(13,131)
2.01%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	5/15/24	USD	8,000(b)	41,526
0.84%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	8/18/47	USD	1,150(b)	10,833
0.84%	USD-BBA-LIBOR	Credit Suisse Securities (USA) LLC	8/18/47	USD	570(b)	5,370

Total						$171,123

(a)	The Fund pays the fixed rate on these swaps.
(b)	The Counterparty pays the fixed rate on these swaps.

Credit default swaps buy protection as of June 30, 2017:

Fixed Rate	Issuer	Counterparty	Expiration Date	Notional Amount (000)		Value
1.00%	Arrow Electronics, Inc.	Barclays Bank Plc	6/20/22	USD	540	$(11,311)
1.00%	CDX.NA.IG, Series 28	Credit Suisse Securities (USA) LLC	6/20/22	USD	3,400	(64,326)
1.00%	CDX.NA.IG, Series 28	Credit Suisse Securities (USA) LLC	6/20/22	USD	3,039	(57,496)
1.00%	CDX.NA.IG, Series 28	Credit Suisse Securities (USA) LLC	6/20/22	USD	2,611	(49,399)
1.00%	Fortum OYJ	BNP Paribas SA	6/20/22	EUR	201	(5,254)
1.00%	Nordstrom, Inc.	JPMorgan Chase Bank, N.A.	6/20/22	USD	81	6,800
1.00%	Nordstrom, Inc.	BNP Paribas SA	6/20/22	USD	21	1,763
1.00%	Nordstrom, Inc.	Citigroup Global Markets, Inc.	6/20/22	USD	14	1,175
1.00%	Nordstrom, Inc.	Morgan Stanley & Co.	6/20/22	USD	11	924
1.00%	Nordstrom, Inc.	Merrill Lynch International	6/20/22	USD	8	672
1.00%	Nordstrom, Inc.	Citigroup Global Markets, Inc.	6/20/22	USD	3	252

Total (Premiums received $(149,826)/(Premiums paid $10,091)						$(176,200)

Credit default swaps sell protection as of June 30, 2017:

Fixed Rate	Issuer	Counterparty	Expiration Date	Implied Credit Spread*	Notional Amount (000)(a)		Value
1.00%	Macy’s, Inc.	Barclays Bank Plc	6/20/22	0.02%	USD	414	$(32,551)

Total (Premiums received $(24,528))							$(32,551)

*	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2017 (Unaudited)

default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

BBA LIBOR - British Bankers Association London Interbank Offered Rate

CAD - Canadian Dollar

CNY - Chinese Yuan

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound

HUF - Hungarian Forint

HUF-BUBOR - Budapest Interbank Offered Rate for Hungarian Forint

INR - Indian Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Kroner

RUB - Russian Ruble

SAR - Saudi Arabian Riyal

Schatz - Short Term German Bond

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	30.38%
Financials	15.89%
Industrials	10.08%
Utilities	6.64%
Telecommunication Services	3.85%
Health Care	2.80%
Information Technology	1.26%
Consumer Discretionary	0.68%
Energy	0.27%
Other*	28.15%

100.00%

*	Includes cash, financial futures contracts, Investment Company, options, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund

June 30, 2017 (Unaudited)

Principal Amount		Value

Corporate Bonds — 17.50%
Argentina — 4.99%
5,562,000(a)	Banco Supervielle SA, 24.44%, 8/9/20(b)(c)	$354,694
7,440,100(a)	YPF SA, 16.50%, 5/9/22(b)	447,605

		802,299

Azerbaijan — 1.69%
$ 330,000	International Bank of Azerbaijan OJSC, 5.63%, 6/11/19	271,805

Brazil — 1.24%
350,000	Samarco Mineracao SA, 4.13%, 11/1/22(d)	198,625

Nigeria — 2.01%
335,000	United Bank For Africa Plc, 7.75%, 6/8/22(b)	322,795

Peru — 1.67%
270,000	Petroleos del Peru SA, 4.75%, 6/19/32(b)	267,975

South Africa — 1.87%
300,000	Myriad International Holdings BV, 4.85%, 7/6/27(b)	301,317

United Kingdom — 4.03%
13,201,608(e)	ICBC Standard Bank Plc, 17.28%, 2/8/18(b)(f)	648,664

Total Corporate Bonds		2,813,480

(Cost $2,932,091)

Foreign Government Bonds — 59.12%
Argentina — 18.13%
530,000	Argentine Republic Government International Bond, 7.13%, 6/28/99(b)	480,536
196,000	Argentine Republic Government International Bond, 7.63%, 4/22/46	200,668
530,000	Provincia de Cordoba, 7.13%, 8/1/27(b)	528,622
660,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25(b)	675,121
700,000	Provincia de la Rioja, 9.75%, 2/24/25	735,000
4,820,000(a)	Provincia de Mendoza Argentina, 24.50%, 6/9/21(c)	295,052

		2,914,999

Bahrain — 4.41%
700,000	Bahrain Government International Bond, 7.00%, 10/12/28	708,756

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Bolivia — 4.21%
$ 690,000	Bolivian Government International Bond, 4.50%, 3/20/28	$676,200

Ecuador — 7.21%
670,000	Ecuador Government International Bond, 9.63%, 6/2/27(b)	668,325
490,000	Ecuador Government International Bond, 9.65%, 12/13/26	490,230

		1,158,555

Egypt — 2.21%
330,000	Egypt Government International Bond, 8.50%, 1/31/47	355,434

Malaysia — 3.18%
2,170,000(a)	Malaysia Government Bond, 3.88%, 3/10/22	511,033

Nigeria — 4.96%
735,000	Nigeria Government International Bond, 7.88%, 2/16/32	797,187

South Africa — 4.95%
9,385,000(a)	South Africa Government Bond, 10.50%, 12/21/26	795,039

Tunisia — 2.16%
300,000(g)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	348,084

Turkey — 5.77%
3,205,000(a)	Turkey Government Bond, 10.60%, 2/11/26	927,685

Uruguay — 1.93%
8,629,000(a)	Uruguay Government International Bond, 9.88%, 6/20/22(b)	309,606

Total Foreign Government Bonds		9,502,578

(Cost $9,424,672)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Investment Company — 3.21%
516,698	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$516,698

Total Investment Company		516,698

(Cost $516,698)

Total Investments		$12,832,756
(Cost $12,873,461)(h) — 79.83%

Other assets in excess of liabilities — 20.17%		3,241,456

NET ASSETS — 100.00%		$16,074,212

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2017.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Principal amount denoted in Egyptian Pound.
(f)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(g)	Principal amount denoted in Euros.
(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	7,418,200	USD	400,000	Citibank N.A.	7/27/17	$6,822
MXN	7,674,103	USD	414,035	Citibank N.A.	7/27/17	6,820
MXN	800,000	USD	44,616	Citibank N.A.	7/27/17	(743)
TRY	2,983,585	USD	808,809	Citibank N.A.	7/27/17	32,535
TRY	1,378,027	USD	385,991	Citibank N.A.	7/27/17	2,600
TRY	688,291	USD	192,996	Citibank N.A.	7/27/17	1,096
TRY	762,550	USD	214,013	Citibank N.A.	7/27/17	1,019
USD	803,235	MXN	15,092,303	Citibank N.A.	7/27/17	(24,442)
USD	800,000	RUB	46,853,966	Citibank N.A.	7/27/17	10,199
USD	895,160	TRY	3,241,508	Citibank N.A.	7/27/17	(18,916)
USD	815,000	TRY	2,983,585	Citibank N.A.	7/27/17	(26,344)
USD	410,000	ZAR	5,445,210	Citibank N.A.	7/27/17	(4,121)
USD	800,572	ZAR	10,846,488	Citibank N.A.	7/27/17	(24,329)
ZAR	5,445,210	USD	407,586	Citibank N.A.	7/27/17	6,535
EUR	500,000	USD	570,206	Citibank N.A.	9/13/17	3,167
USD	33,785	EUR	30,000	Citibank N.A.	9/13/17	(617)
USD	906,401	EUR	800,000	Citibank N.A.	9/13/17	(10,996)
USD	675,525	EUR	600,000	Citibank N.A.	9/13/17	(12,523)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	7,284	MXN	135,000	Citibank N.A.	9/13/17	$(65)

Total						$(52,303)

Financial futures contracts as of June 30, 2017:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Ten Year U.S. Treasury Bonds	18	September, 2017	$5,063	USD	2,431,688	Credit Suisse Securities (USA) LLC
Ten Year U.K. Treasury Bonds	4	September, 2017	9,404	GBP	509,520	Credit Suisse Securities (USA) LLC

Total			$14,467

Interest rate swaps as of June 30, 2017:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
1.67%	KRW-CD-KSDA	Merrill Lynch International	1/17/22	KRW	1,348,452(a)	$3,263
7.41%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	4/13/27	MXN	20,280(a)	24,262

Total						$27,525

(a) The Counterparty pays the fixed rate on these swaps.

Credit default swaps buy protection as of June 30, 2017:

Fixed Rate	Issuer	Counterparty	Expiration Date	Notional Amount (000)		Value
1.00%	CDX.EM, Series 27	Citigroup Global Markets, Inc.	6/20/22	USD	1,585	$72,642
1.00%	Korea Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD	1,100	(25,367)
1.00%	Mexico Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD	1,150	5,892
1.00%	Russia Government International Bond	Citigroup Global Markets, Inc.	6/20/22	USD	800	24,524

Total (Premiums received $(26,257)/Premiums paid $116,877)					$77,691

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

June 30, 2017 (Unaudited)

Abbreviations used are defined below:

CD - Certificate of Deposit

EUR - Euro

GBP - British Pound

KRW - South Korean Won

KSDA - Korean Security Dealers Association

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

RUB - Russian Ruble

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	59.12%
Financials	9.94%
Energy	4.45%
Telecom Services	1.87%
Materials	1.24%
Other*	23.38%

100.00%

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund

June 30, 2017 (Unaudited)

Principal Amount		Value

Convertible Bonds — 17.60%
Belgium — 0.72%
400,000(a)	Ablynx NV, 3.25%, 5/27/20	$510,599

China — 2.22%
$ 520,000	Baosteel Hong Kong Investment Co. Ltd., 0.64%, 12/1/18(b)	529,750
3,000,000(c)	China Railway Construction Corp Ltd., 1.50%, 12/21/21	431,724
500,000	Ctrip.Com International Ltd., 1.99%, 7/1/25	611,250

		1,572,724

Germany — 0.84%
500,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	598,217

Hong Kong — 2.01%
760,000	Bagan Capital Ltd., 0.93%, 9/23/21(b)	801,933
600,000	China Overseas Finance Investment (Cayman) V Ltd., 2.88%, 1/5/23(b)	617,743

		1,419,676

Malaysia — 1.15%
1,080,000(d)	Indah Capital Ltd., 5.35%, 10/24/18(b)	811,520

Norway — 1.49%
400,000(a)	Marine Harvest ASA, 0.13%, 11/5/20	525,314
550,000	Ship Finance International Ltd., 5.75%, 10/15/21	529,444

		1,054,758

South Africa — 0.78%
500,000(a)	Steinhoff Finance Holding GmbH, 1.25%, 10/21/23	551,993

United Kingdom — 3.58%
400,000(e)	BP Capital Markets Plc, 1.00%, 4/28/23	594,398
400,000(e)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	513,562
400,000(e)	J Sainsbury Plc, 2.88%, 7/30/21(f)	529,793
300,000(e)	PHP Finance Jersey Ltd., 4.25%, 5/20/19	454,075
500,000	Premier Oil Finance Jersey Ltd., 2.50%, 7/27/18	440,000

		2,531,828

United States — 4.81%
460,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	547,113
515,000	Blackhawk Network Holdings, Inc., 1.50%, 1/15/22(g)	574,225
448,000	Dish Network Corp., 3.38%, 8/15/26(g)	543,200
440,000	Salesforce.com, Inc., 0.25%, 4/1/18	581,900
538,000	ServiceNow, Inc., 0.12%, 6/1/22(b)(g)	548,087

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 500,000	Square Inc., 0.38%, 3/1/22(g)	$612,813

		3,407,338

Total Convertible Bonds		12,458,653

(Cost $11,893,592)

Corporate Bonds — 49.57%
Argentina — 0.35%
60,000	YPF SA, 8.50%, 7/28/25(g)	67,541
160,000	YPF SA, 8.75%, 4/4/24	182,071

		249,612

Australia — 0.43%
140,000	FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(g)	159,425
190,000	Quintis Ltd., 8.75%, 8/1/23(g)	142,500

		301,925

Azerbaijan — 0.61%
400,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	432,248

Brazil — 1.58%
162,000	Petrobras Global Finance BV, 4.38%, 5/20/23	152,796
150,000	Petrobras Global Finance BV, 5.38%, 1/27/21	152,635
76,000	Petrobras Global Finance BV, 6.13%, 1/17/22	78,698
75,000	Petrobras Global Finance BV, 7.25%, 3/17/44	73,744
250,000	Petrobras Global Finance BV, 7.38%, 1/17/27	264,627
56,000	Petrobras Global Finance BV, 8.38%, 5/23/21	62,647
120,000	Petrobras Global Finance BV, 8.75%, 5/23/26	137,820
109,000	Vale Overseas Ltd., 6.25%, 8/10/26	117,782
80,000	Vale SA, 5.63%, 9/11/42	76,200

		1,116,949

Canada — 3.06%
543,000	1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22(g)	562,684
80,000	Bombardier, Inc., 6.00%, 10/15/22(g)	79,864
80,000	Bombardier, Inc., 7.50%, 3/15/25(g)	83,000
100,000	Calfrac Holdings L.P., 7.50%, 12/1/20(g)	86,000
218,000	Cogeco Communications, Inc., 4.88%, 5/1/20(g)	222,996
80,000	Enbridge, Inc., 6.00%, 1/15/77(f)	83,746
787,000(c)	Great Canadian Gaming Corp., 6.63%, 7/25/22(g)	628,119
130,000	Teck Resources Ltd, 6.25%, 7/15/41	135,008
192,000	Telesat Canada /Telesat LLC, 8.88%, 11/15/24(g)	215,600
70,000	Tervita Escrow Corp., 7.63%, 12/1/21(g)	70,875

		2,167,892

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

France — 0.96%
140,000(a)	SFR Group SA, 5.63%, 5/15/24	$172,139
$ 230,000	SFR Group SA, 7.38%, 5/1/26(g)	249,550
240,000	Societe Generale SA, 7.38%, 12/29/49(f)(g)	258,000

		679,689

Germany — 1.80%
416,000(a)	IHO Verwaltungs GmbH, 3.25% cash or 4.00% payment-in-kind interest, 9/15/23(h)	486,141
100,000(a)	Unitymedia Gmbh, 3.75%, 1/15/27	116,507
400,000	Unitymedia GmbH, 6.13%, 1/15/25(g)	429,000
200,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	240,982

		1,272,630

Hong Kong — 0.75%
550,000	PB Issuer No 4 Ltd, 3.25%, 7/3/21	531,754

Ireland — 0.59%
400,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(g)	420,602

Italy — 0.50%
309,000(a)	Wind Acquisition Finance SA, 4.00%, 7/15/20	356,403

Kazakhstan — 0.69%
295,000	KazMunayGas National Co., JSC, 4.75%, 4/19/27	289,100
210,000	KazMunayGas National Co., JSC, 5.75%, 4/19/47	199,237

		488,337

Luxembourg — 1.48%
230,000	Altice Financing SA, 6.63%, 2/15/23(g)	244,000
320,000	Altice Luxembourg SA, 7.75%, 5/15/22(g)	339,600
136,000(a)	DEA Finance SA, 7.50%, 10/15/22	166,206
200,000	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	200,050
97,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25(g)	96,879

		1,046,735

Netherlands — 1.75%
250,000	Constellium NV, 6.63%, 3/1/25(g)	239,375
200,000	Lbc Tank Terminals Holding Netherlands Bv, 6.88%, 5/15/23(g)	207,625
70,000(a)	Stichting AK Rabobank Certificaten, 6.50%, 12/29/49	94,562
400,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(g)	418,594
250,000(a)	UPCB Finance VII Ltd., 3.63%, 6/15/29(g)	281,136

		1,241,292

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

New Zealand — 0.48%
$ 330,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	$337,702

Peru — 0.66%
265,000	Petroleos del Peru SA, 4.75%, 6/19/32(g)	263,013
200,000	Petroleos del Peru SA, 5.63%, 6/19/47(g)	202,000

		465,013

South Africa — 0.57%
410,000	Stillwater Mining Co., 7.13%, 6/27/25(g)	403,235

Switzerland — 0.95%
430,000(c)	Sunrise Communications Holdings SA, 2.13%, 3/31/22	453,643
210,000	UBS AG, 5.13%, 5/15/24	221,724

		675,367

Taiwan — 0.40%
250,000	Siliconware Precision Industries Co. Ltd., 1.00%, 10/31/19(b)	279,136

Ukraine — 0.39%
270,000	Oschadbank Via SSB #1 Plc, 9.38%, 3/10/23(i)	276,087

United Kingdom — 1.42%
260,000(e)	AA Bond Co. Ltd., 5.50%, 7/31/22	350,929
200,000	Aston Martin Capital Holdings Ltd., 6.50%, 4/15/22(g)	208,000
200,000	HSBC Holdings Plc, 6.00%, 5/22/27(f)	209,858
100,000(a)	Synlab Bondco Plc, 3.50%, 7/1/22(f)	115,781
100,000(a)	Synlab Bondco Plc, 6.25%, 7/1/22	123,313

		1,007,881

United States — 29.95%
156,000	Acadia Healthcare Co., Inc, 5.63%, 2/15/23	161,363
260,000	ADT Corp. (The), 3.50%, 7/15/22	251,472
77,000	ADT Corp. (The), 4.13%, 6/15/23	76,326
140,000	Albertsons Cos. LLC/Safeway, Inc/New Albertson’s, Inc/Albertson’s LLC, 5.75%, 3/15/25(g)	130,200
107,000	Albertsons Cos. LLC/Safeway, Inc/New Albertson’s, Inc/Albertson’s LLC, 6.63%, 6/15/24(g)	106,197
160,000	Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp., 7.88%, 12/15/24(g)	161,200
310,000	Altice US Finance I Corp., 5.38%, 7/15/23(g)	322,594
327,000	AMC Entertainment Holdings, Inc., 5.88%, 2/15/22	341,715
130,000	AMC Entertainment Holdings, Inc., 5.88%, 11/15/26(g)	135,687
140,000(e)	AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	195,329
197,000	Amsurg Corp., 5.63%, 7/15/22	204,141

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 110,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24(g)	$112,475
160,000(a)	Belden, Inc., 3.38%, 7/15/27(g)	182,529
480,000	Berry Plastics Corp., 5.50%, 5/15/22	499,800
224,000	Blackboard, Inc., 9.75%, 10/15/21(g)	210,560
202,000	Blueline Rental Finance Corp./Blueline Rental LLC, 9.25%, 3/15/24(g)	210,080
360,000	BMC East LLC, 5.50%, 10/1/24(g)	376,200
80,000	California Resources Corp., 8.00%, 12/15/22(g)	50,600
330,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/27(g)	337,425
199,000	CDW LLC/CDW Finance Corp., 5.00%, 9/1/25	206,463
235,000	CenturyLink, Inc., 6.45%, 6/15/21	253,800
310,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(g)	315,425
274,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(g)	279,480
92,000	Chesapeake Energy Corp., 8.00%, 1/15/25(g)	91,080
240,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	247,764
30,000	CHS/Community Health Systems, Inc., 6.88%, 2/1/22	26,213
30,000	CHS/Community Health Systems, Inc., 7.13%, 7/15/20	29,213
260,000	Cinemark USA, Inc., 4.88%, 6/1/23	265,606
71,000	Citgo Holding, Inc., 10.75%, 2/15/20(g)	77,124
106,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(g)	106,000
140,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 4/1/25(g)	139,650
400,000	CSC Holdings LLC, 10.13%, 1/15/23(g)	464,000
120,000	DCP Midstream Operating L.P., 5.85%, 5/21/43(f)(g)	111,000
72,000	Diamondback Energy, Inc., 5.38%, 5/31/25(g)	73,080
380,000	Dish DBS Corp, 5.13%, 5/1/20	396,625
70,000	Energy Transfer Equity L.P., 5.88%, 1/15/24	74,200
98,000	Envision Healthcare Corp., 5.13%, 7/1/22(g)	100,573
331,000	ESH Hospitality, Inc., 5.25%, 5/1/25(g)	342,999
250,000	First Data Corp, 5.00%, 1/15/24(g)	257,107
20,000	Frontier Communications Corp., 8.50%, 4/15/20	21,025
250,000	FTS International, Inc., 8.75%, 6/15/20(f)(g)	250,625
96,000	Gulfport Energy Corp., 6.38%, 5/15/25(g)	94,560
325,000	HCA, Inc., 5.88%, 5/1/23	353,844
160,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(g)	162,200
283,000	Howard Hughes Corp.(The), 5.38%, 3/15/25(g)	289,367
250,000	KAR Auction Services, Inc., 5.13%, 6/1/25(g)	254,687
164,000	Kenan Advantage Group, Inc. (The), 7.88%, 7/31/23(g)	172,200
76,000	Landry’s, Inc., 6.75%, 10/15/24(g)	77,805
272,000	Laureate Education, Inc., 8.25%, 5/1/25(g)	291,720
204,000	Level 3 Communications, Inc., 5.75%, 12/1/22	211,650
179,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24(g)	181,685
456,293	Live Nation Entertainment, Inc., 5.38%, 6/15/22(g)	473,441
354,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(g)	380,550

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 157,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 5/1/24	$171,130
160,000	MGM Resorts International, 5.25%, 3/31/20	169,400
200,000	MGM Resorts International, 6.00%, 3/15/23	220,500
158,000	Micron Technology, Inc., 5.25%, 8/1/23(g)	164,083
540,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	535,950
533,000	Momentive Performance Materials, Inc., Escrow Bond, 0.00%, 10/15/20(j)(k)	0
188,000	NCL Corp. Ltd., 4.75%, 12/15/21(g)	194,670
235,000(a)	Netflix, Inc., 3.63%, 5/15/27(g)	272,814
245,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(g)	254,187
102,000	Northern Oil and Gas, Inc., 8.00%, 6/1/20	71,400
70,000	Novelis Corp., 5.88%, 9/30/26(g)	72,100
130,000	Novelis Corp., 6.25%, 8/15/24(g)	136,500
100,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25(g)	99,750
128,000	Post Holdings, Inc., 5.50%, 3/1/25(g)	132,000
128,000	Post Holdings, Inc., 5.75%, 3/1/27(g)	131,520
210,000(a)	Quintiles IMS, Inc., 3.25%, 3/15/25	243,412
250,000	Rackspace Hosting, Inc., 8.63%, 11/15/24(g)	266,250
120,000	Range Resources Corp., 5.00%, 3/15/23(g)	117,300
250,000	Realogy Group LLC Realogy Co-Issuer Corp., 4.88%, 6/1/23(g)	251,875
245,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(g)	262,763
155,000	Sabre GLBL, Inc., 5.25%, 11/15/23(g)	160,813
154,000	Sanchez Energy Corp., 6.13%, 1/15/23	123,243
20,000	Sanchez Energy Corp., 6.13%, 1/15/23	16,000
155,000	Scientific Games International, Inc, 7.00%, 1/1/22(g)	165,075
150,000	Scientific Games International, Inc, 10.00%, 12/1/22	164,437
200,000(a)	Sealed Air Corp., 4.50%, 9/15/23	255,921
69,000	SESI LLC, 7.13%, 12/15/21	65,723
83,000	Silgan Holdings, Inc., 4.75%, 3/15/25(g)	85,075
130,000	Sirius XM Radio Inc., 3.88%, 8/1/22(g)	131,017
220,000	Sirius XM Radio Inc., 5.00%, 8/1/27(g)	221,650
130,000	Sirius XM Radio, Inc., 4.25%, 5/15/20(g)	131,492
288,000	Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24(g)	330,840
170,000	Sprint Capital Corp., 8.75%, 3/15/32	214,200
160,000	Sprint Communications Inc., 8.38%, 8/15/17	161,200
126,000	Sprint Communications, Inc., 9.00%, 11/15/18(g)	136,749
109,000	Sprint Corp, 7.25%, 9/15/21	121,126
70,000	Sprint Corp., 7.63%, 2/15/25	80,587
200,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21(g)	201,750
36,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.13%, 11/15/19	36,405
56,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.13%, 2/1/25(g)	57,680
280,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21(g)	287,000
257,000	Team Health Holdings, Inc., 6.38%, 2/1/25(g)	249,290

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 130,000	Tenet Healthcare Corp., 7.50%, 1/1/22(g)	$141,024
60,000	Tenet Healthcare Corp., 8.13%, 4/1/22	63,675
200,000	THC Escrow Corp III, 5.13%, 5/1/25(g)	200,750
120,000	THC Escrow Corp III, 7.00%, 8/1/25(g)	119,550
84,000	United Rentals North America, Inc., 5.50%, 5/15/27	86,520
84,000	United Rentals North America, Inc., 5.88%, 9/15/26	89,460
92,000	Univision Communications, Inc., 5.13%, 5/15/23(g)	92,891
147,000	Univision Communications, Inc., 6.75%, 9/15/22(g)	152,880
223,890	Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23(g)	191,986
71,000	Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20(g)	68,781
179,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(g)	188,808
97,000	VeriSign, Inc., 4.75%, 7/15/27(g)	98,091
213,000(a)	VWR Funding, Inc., 4.63%, 4/15/22	253,083
30,000	Weatherford International Ltd., 9.88%, 2/15/24(g)	31,350
115,000	Whiting Petroleum Corp., 5.00%, 3/15/19	114,281
70,000	WMG Acquisition Corp., 5.00%, 8/1/23(g)	71,750
310,000	WMG Acquisition Corp., 6.75%, 4/15/22(g)	325,887
192,000	Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27(g)	200,880
385,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	405,213

		21,200,391

Venezuela — 0.20%
385,000	Petroleos de Venezuela SA, 6.00%, 11/15/26	140,717

Total Corporate Bonds		35,091,597

(Cost $34,288,862)

Foreign Government Bonds — 26.39%
Argentina — 3.29%
210,000(a)	Argentine Republic Government International Bond, 5.00%, 1/15/27	223,627
415,000	Argentine Republic Government International Bond, 7.13%, 6/28/17(g)	376,269
395,000	Argentine Republic Government International Bond, 7.63%, 4/22/46	404,408
540,000(a)	Argentine Republic Government International Bond, 12.55%, 12/15/35(b)	54,583
1,715,745	Argentine Republic Government International Bond, 12.61%, 12/15/35(b)	150,986
130,000	Provincia de Buenos Aires/Argentina, 6.50%, 2/15/23	133,120
150,000	Provincia de Buenos Aires/Argentina, 7.88%, 6/15/27	155,327
400,000	Provincia de Cordoba, 7.13%, 6/10/21	421,237
180,000	Provincia de Cordoba, 7.13%, 8/1/27(g)	179,532
150,000	Provincia de Cordoba, 7.45%, 9/1/24	155,993
70,000	Provincia de Tierra Del Fuego Argentina, 8.95%, 4/17/27	74,200

		2,329,282

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Armenia — 1.14%
$ 740,000	Armenia International Bond, 7.15%, 3/26/25	$807,651

Bahrain — 0.29%
200,000	Bahrain Government International Bond, 7.00%, 10/12/28	202,502

Belarus — 0.87%
303,000	Republic of Belarus International Bond, 6.88%, 2/28/23(g)	309,425
303,000	Republic of Belarus International Bond, 7.63%, 6/29/27(g)	309,327

		618,752

Bolivia — 0.88%
635,000	Bolivian Government International Bond, 4.50%, 3/20/28	622,300

Brazil — 0.75%
200,000	Brazilian Government International Bond, 5.00%, 1/27/45	174,213
160,000	Brazilian Government International Bond, 8.25%, 1/20/34	199,310
109,000	Brazilian Government International Bond, 10.13%, 5/15/27	154,246

		527,769

Chile — 0.28%
200,000	Chile Government International Bond, 3.86%, 6/21/47	200,300
Cote D’Ivoire (Ivory Coast) — 0.56%
200,000	Ivory Coast Government International Bond, 6.13%, 6/15/33(g)	192,653
200,000	Ivory Coast Government International Bond, 6.38%, 3/3/28	201,834

		394,487

Croatia (Hrvatska) — 0.82%
310,000(a)	Croatia Government International Bond, 3.00%, 3/20/27	359,179
200,000	Croatia Government International Bond, 5.50%, 4/4/23	218,538

		577,717

Dominican Republic — 0.58%
200,000	Dominican Republic International Bond, 5.95%, 1/25/27	208,505
190,000	Dominican Republic International Bond, 6.85%, 1/27/45	202,549

		411,054

Ecuador — 1.95%
285,000	Ecuador Government International Bond, 7.95%, 6/20/24	265,691
645,000	Ecuador Government International Bond, 9.63%, 6/2/27(g)	643,387
255,000	Ecuador Government International Bond, 9.65%, 12/13/26	255,120
200,000	Ecuador Government International Bond, 10.75%, 3/28/22	212,956

		1,377,154

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

Egypt — 1.62%
$ 200,000	Egypt Government International Bond, 6.13%, 1/31/22	$204,313
280,000	Egypt Government International Bond, 7.50%, 1/31/27	297,169
600,000	Egypt Government International Bond, 8.50%, 1/31/47	646,243

		1,147,725

El Salvador — 0.73%
342,000	El Salvador Government International Bond, 5.88%, 1/30/25	307,318
41,000	El Salvador Government International Bond, 7.65%, 6/15/35	38,485
165,000	El Salvador Government International Bond, 8.63%, 2/28/29	172,018

		517,821

Gabon — 0.57%
415,000	Gabon Government International Bond, 6.38%, 12/12/24	404,687

Guatemala — 0.40%
285,000	Guatemala Government Bond, 4.38%, 6/5/27(g)	283,165

Indonesia — 0.41%
235,000(a)	Indonesia Government International Bond, 3.75%, 6/14/28	293,677

Lebanon — 0.83%
195,000	Lebanon Government International Bond, 6.38%, 3/9/20	198,344
395,000	Lebanon Government International Bond, 6.65%, 11/3/28	388,476

		586,820

Mongolia — 0.92%
220,000	Mongolia Government International Bond, 5.13%, 12/5/22	206,928
200,000	Mongolia Government International Bond, 8.75%, 3/9/24	218,915
200,000	Mongolia Government International Bond, 10.88%, 4/6/21	228,162

		654,005

Nigeria — 1.18%
770,000	Nigeria Government International Bond, 7.88%, 2/16/32	835,148

Pakistan — 0.75%
470,000	Pakistan Government International Bond, 8.25%, 4/15/24	533,294

Paraguay — 0.31%
200,000	Paraguay Government International Bond, 6.10%, 8/11/44	221,500

Peru — 0.58%
340,000	Peruvian Government International Bond, 5.63%, 11/18/50	412,789

Romania — 0.88%
390,000	Romanian Government International Bond, 4.38%, 8/22/23	413,571

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2017 (Unaudited)

Principal Amount		Value

$ 190,000	Romanian Government International Bond, 4.88%, 1/22/24	$207,056

		620,627

Serbia — 0.95%
200,000	Serbia International Bond, 4.88%, 2/25/20	208,313
400,000	Serbia International Bond, 7.25%, 9/28/21	461,429

		669,742

Sri Lanka — 0.57%
200,000	Sri Lanka Government International Bond, 6.00%, 1/14/19	206,403
200,000	Sri Lanka Government International Bond, 6.20%, 5/11/27	199,647

		406,050

Tunisia — 1.16%
355,000(a)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	411,900
425,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	407,917

		819,817

Turkey — 2.13%
220,000	Turkey Government International Bond, 5.75%, 5/11/47	215,135
745,000	Turkey Government International Bond, 6.00%, 3/25/27	792,432
451,000	Turkey Government International Bond, 6.63%, 2/17/45	496,990

		1,504,557

Ukraine — 0.36%
663,000	Ukraine Government International Bond, 4.72%, 5/31/40(b)	255,680
Venezuela — 0.21%
360,000	Venezuela Government International Bond, 7.00%, 3/31/38	150,046
Zambia — 0.42%
285,000	Zambia Government International Bond, 8.50%, 4/14/24	297,904

Total Foreign Government Bonds		18,684,022

(Cost $18,639,896)

Contracts

Put Options Purchased — 0.08%
13	S&P 500 Index, Strike Price USD 2,350.00, Expires 09/15/17	32,370
7	S&P 500 Index, Strike Price USD 2,400.00, Expires 09/15/17	25,480

Total Put Options Purchased		57,850

(Cost $68,077)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2017 (Unaudited)

Shares		Value

Investment Company — 3.10%
2,193,130	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$2,193,130

Total Investment Company		2,193,130

(Cost $2,193,130)

Total Investments		$68,485,252
(Cost $67,083,557)(l) — 96.74%

Other assets in excess of liabilities — 3.26%		2,305,443

NET ASSETS — 100.00%		$70,790,695

(a)	Principal amount denoted in Euros.
(b)	Zero coupon bond. The rate represents the yield at time of purchase.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Principal amount denoted in Singapore Dollars.
(e)	Principal amount denoted in British Pounds.
(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2017.
(g)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(k)	Issuer filed for bankruptcy and/or is in default of interest payments.
(l)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	441,393	CNY	3,055,000	Citibank N.A.	7/27/17	$(8,669)
EUR	120,000	USD	135,445	Citibank N.A.	9/13/17	2,165
GBP	25,000	USD	31,936	Citibank N.A.	9/13/17	702
USD	611,785	CAD	823,000	Citibank N.A.	9/13/17	(23,626)
USD	453,359	CHF	434,000	Citibank N.A.	9/13/17	(1,460)
USD	335,994	EUR	300,000	Citibank N.A.	9/13/17	(8,030)
USD	1,672,310	EUR	1,476,000	Citibank N.A.	9/13/17	(20,287)
USD	1,778,353	EUR	1,573,000	Citibank N.A.	9/13/17	(25,479)
USD	3,030,485	EUR	2,675,000	Citibank N.A.	9/13/17	(37,062)
USD	614,048	GBP	475,000	Citibank N.A.	9/13/17	(6,071)
USD	2,159,354	GBP	1,668,000	Citibank N.A.	9/13/17	(18,243)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	45,431	JPY	4,946,000	Citibank N.A.	9/13/17	$1,310
USD	806,729	SGD	1,113,000	Citibank N.A.	9/13/17	(2,661)
USD	468,051	CNY	3,240,094	Citibank N.A.	1/10/18	(3,741)
USD	2,708,273	CNY	18,740,706	Citibank N.A.	1/10/18	(20,574)

Total						$(171,726)

Option Written as of June 30, 2017:

Contracts	Call Options	Value
(20)	S&P 500 Index, Strike Price USD 2,250.00, Expires 09/15/17	$(24,900)

Total (Premiums received $(31,313))		$(24,900)

Financial futures contracts as of June 30, 2017:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
90-Day Euro Dollar	35	December, 2017	$(5,687)	USD	8,615,250	Credit Suisse Securities (USA) LLC
90-Day Euro Dollar	429	December, 2018	(173,791)	USD	105,145,709	Credit Suisse Securities (USA) LLC
Ten Year U.S. Treasury Bonds	19	September, 2017	5,828	USD	2,390,922	Credit Suisse Securities (USA) LLC
Ten Year Euro-Bund	6	September, 2017	20,119	EUR	988,960	Credit Suisse Securities (USA) LLC

Total			$(153,531)

Abbreviations used are defined below:

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Yuan

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

June 30, 2017 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	26.39%
Consumer Discretionary	15.16%
Telecom Services	13.61%
Energy	8.69%
Financials	8.60%
Industrials	7.12%
Information Technology	4.77%
Health Care	3.66%
Materials	2.56%
Consumer Staples	2.28%
Real Estate	0.72%
Other*	6.44%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, options, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2017 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 21 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following fifteen investment portfolios (each a “Fund” and collectively the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

- U.S. Government Money Market Fund

- Access Capital Community Investment Fund

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

- RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (“Emerging Market Unconstrained Fixed Income Fund”)

- RBC BlueBay Diversified Credit Fund (“Diversified Credit Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as the sub-advisor for each of the seven RBC BlueBay Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the Global High Yield Bond Fund, the Absolute Return Fund and the Diversified Credit Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms and amended certain existing rules and forms to modernize the reporting and disclosure of information by registered investment companies. In part, the rules amend Regulation S-X and will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that adoption of these amendments will have on the Funds’ financial statements and related disclosures.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used, and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options and options on swaps (“Swaptions”) contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The U.S. Government Money Market Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board.

In accordance with Rule 2a-7, the fair values of the securities held in the U.S. Government Money Market Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Funds’ Pricing Committee (“Pricing Committee”) in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

The Board has delegated to the Pricing Committee the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

●  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2017 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$79,740,511(a)	$—	$—		$79,740,511
Enterprise Fund	85,470,138(a)	—	—		85,470,138
Small Cap Core Fund	284,846,592(a)	—	—		284,846,592
Microcap Value Fund	142,484,690(a)	830,388(b)	151,200	(c)	143,466,278
Mid Cap Value Fund	11,734,814(a)	—	—		11,734,814
Small Cap Value Fund	66,365,856(a)	—	—		66,365,856
U.S. Government Money Market Fund	—	5,156,509,793(d)	—		5,156,509,793
Access Capital Community Investment Fund	8,872,601(e)	658,016,313(d)	159,028	(f)	667,047,942
Emerging Market Select Bond Fund	1,019,470(e)	17,363,232(d)	—		18,382,702
Emerging Market Corporate Bond Fund	920,219(d)	22,937,880(d)	—		23,858,099
Global High Yield Bond Fund	814,354(d)	34,299,898(d)	77,897	(g)	35,192,149
Global Convertible Bond Fund	697,233(d)	15,283,061(d)	—		15,980,294
Absolute Return Fund	5,607,225(e)	24,100,210(d)	—		29,707,435
Emerging Market Unconstrained Fixed Income Fund	516,698(e)	12,316,058(d)	—		12,832,756
Diversified Credit Fund	2,193,130(e)	66,234,272(d)	—	(h)	68,427,402

Other Financial Instruments*
Access Capital Community Investment Fund	—	—	—		—
Emerging Market Select Bond Fund	13,413	177,607	—		191,020
Emerging Market Corporate Bond Fund	4,921	60,641	—		65,562
Global High Yield Bond Fund	25,480	—	—		25,480
Global Convertible Bond Fund	116,375	55,961	—		172,336
Absolute Return Fund	96,166	294,302	—		390,468
Emerging Market Unconstrained Fixed Income Fund	14,467	201,376	—		215,843
Diversified Credit Fund	83,797	4,177	—		87,974

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	$(122,500)	$(34,994,460)	$—	$(35,116,960)
Emerging Market Select Bond Fund	(19,806)	(116,361)	—	(136,167)
Emerging Market Corporate Bond Fund	(7,908)	(37,182)	—	(45,090)
Global High Yield Bond Fund	(20,778)	(72,885)	—	(93,663)
Global Convertible Bond Fund	(19,920)	(41,857)	—	(61,777)
Absolute Return Fund	(194,453)	(647,791)	—	(842,244)
Emerging Market Unconstrained Fixed Income Fund	—	(148,463)	—	(148,463)
Diversified Credit Fund	(204,378)	(175,903)	—	(380,281)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Portfolio Investments.
(b)	Represents securities as disclosed in the Consumer Discretionary ($742,125), Financials ($63), Industrials ($86,400) and Information Technology ($1,800) sections of the Schedule of Portfolio Investments.
(c)	Certain securities in the Common Stock, (Consumer Discretionary, Energy, Financials, Health Care and Materials), Rights/Warrants and Corporate Bond sections of the Schedule of Portfolio Investments have no value and are considered Level 3. A security (Winthrop Realty Trust REIT) in the Financials section has a value of $151,200 and is considered Level 3.
(d)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(e)	Level 1 investments consist of Investment Companies.
(f)	A security in the U.S. Government Agency Obligations section of the Schedule of Portfolio Investments is considered Level 3.
(g)	Securities in the Bank Loans – United States section (Vertellus Holdings LLC) with a value of $57,063, Corporate Bonds – United States section (Momentive Performance Materials, Inc.) with a value of $1, Common Stock – United States section (Valencia Bidco LLC) with a value of $20,833 and Rights/Warrants section (Urbi Desarrollos Urbanos SAB de CV) with no value of the Schedule of Portfolio Investments are considered Level 3.
(h)	A Corporate Bond (Momentive Performance Materials, Inc.) in the United States section of the Schedule of Portfolio Investments has no value and is considered Level 3.

*Other financial instruments are instruments shown on the Schedules, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at fair value. Reverse repurchase agreements for Access Capital Community Investment Fund are shown in the Notes to Schedules of Portfolio Investments under the heading Reverse Repurchase Agreements.

During the period ended June 30, 2017, the Funds, except Microcap Value Fund, recognized no transfers to/from Level 1 or Level 2. For the Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $437,495 were due to the absence of an active trading market for the securities on June 30, 2017; for the Microcap Value Fund, transfers from Level 2 to Level 1 in the amount of $305,525 were recognized, since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Microcap Value Fund
(Common Stocks- Financials)
Balance as of 09/30/16 (value)	$137,928
Change in unrealized appreciation (depreciation) *	13,272

Balance as of 06/30/17 (value)	$151,200

Access Capital Community Investment Fund
(U.S. Government Agency Obligations- Small Business Administration)
Balance as of 09/30/16 (value)	$167,452
Change in unrealized appreciation (depreciation)*	(8,424)

Balance as of 06/30/17 (value)	$159,028

Global High Yield Bond Fund
(Common Stocks-United States/ Bank Loans-United States)
Balance as of 09/30/16 (value)	$ —
Purchases	77,896
Change in unrealized appreciation (depreciation) *	1

Balance as of 06/30/17 (value)	$77,897

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at June 30, 2017.

The Microcap Value Fund’s assets assigned to the Level 3 category, including those which were fair valued at zero, were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

The Global High Yield Fund’s assets assigned to the Level 3 category, including those which were fair valued at zero, were valued using market data or trade information specific to the security or

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of June 30, 2017, the Funds held no when-issued securities.

Repurchase Agreements

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit each Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedules.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at June 30, 2017 were as follows:

Counterparty	Rate	Trade Date	Maturity Date	Net Closing Amount	Par Value
Deutsche Bank AG	1.25%	6/02/17	7/05/17	$10,200,675	$10,189,000
Deutsche Bank AG	1.25%	6/02/17	7/18/17	9,763,570	9,748,000
Citigroup Global Markets, Inc.	1.35%	6/29/17	8/02/17	15,052,916	15,036,000

Reverse repurchase transactions are entered into by the Fund under MRA, which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Collateral with a value of $36,267,322 has been pledged in connection with reverse repurchase agreements as of June 30, 2017.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Bank Loans

The Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Diversified Credit Fund (“BlueBay Funds”) may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily.

As of June 30, 2017, the Funds did not have any unfunded floating rate loan interests.

Payment-in-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Derivatives

Certain Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules. Collateral pledged for open futures contracts is cash at the brokers in the amount of $5,376,311, $87,767, $15,034, $57,646, $701,371, $134,598, and $601,922 for Access Capital Community Investment Fund, Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Diversified Credit Fund, respectively, at June 30, 2017.

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Emerging Market Select Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2016	—	$—
Options written	801,498	2,036
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(801,498)	(2,036)

Contracts outstanding at June 30, 2017	—	$—

A summary of the Emerging Market Corporate Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2016	—	$—
Options written	34	5,886
Options terminated in closing purchase transactions	(17)	(4,587)
Options exercised	—	—
Options expired	(17)	(1,299)

Contracts outstanding at June 30, 2017	—	$—

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2016	—	$—
Options written	53	46,705
Options terminated in closing purchase transactions	(34)	(16,924)
Options exercised	—	—
Options expired	(12)	(18,588)

Contracts outstanding at June 30, 2017	7	$11,193

A summary of the Global Convertible Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2016	18	$34,879
Options written	69	65,757
Options terminated in closing purchase transactions	(18)	(34,879)
Options exercised	—	—
Options expired	(53)	(40,994)

Contracts outstanding at June 30, 2017	16	$24,763

A summary of the Absolute Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2016	—	$—
Options written	55,000,000	23,946
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(55,000,000)	(23,946)

Contracts outstanding at June 30, 2017	—	$—

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A summary of the Diversified Credit Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2016	—	$—
Options written	101	105,808
Options terminated in closing purchase transactions	(28)	(12,671)
Options exercised	—	—
Options expired	(53)	(61,824)

Contracts outstanding at June 30, 2017	20	$31,313

Forward Foreign Currency Exchange Contracts

The BlueBay Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules under the caption “Foreign currency exchange contracts.”

Swap Agreements

The BlueBay Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The BlueBay Funds entered into total return, interest rate, credit default and other swap agreements as of June 30, 2017.

The BlueBay Funds purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules under the captions “Interest rate swaps”, “Credit default swaps” and “Total return swaps”.

Counterparty Credit Risk

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options, futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

TBA Commitments

The Access Capital Community Investment Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Mortgage Backed Securities

Because Access Capital Community Investment Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$61,351,369	$20,043,992	$(1,654,850)	$18,389,142
Enterprise Fund	46,236,652	41,149,742	(1,916,256)	39,233,486
Small Cap Core Fund	202,216,551	95,915,473	(13,285,432)	82,630,041
Microcap Value Fund	103,772,303	62,065,488	(22,371,513)	39,693,975
Mid Cap Value Fund	11,886,222	617,517	(768,925)	(151,408)
Small Cap Value Fund	65,034,444	3,656,205	(2,324,793)	1,331,412
Access Capital Community Investment Fund	663,099,235	12,227,778	(8,279,071)	3,948,707
Emerging Market Select Bond Fund	18,186,221	522,585	(326,104)	196,481
Emerging Market Corporate Bond Fund	23,791,442	443,693	(377,036)	66,657
Global High Yield Bond Fund	34,476,908	955,571	(214,850)	740,721
Global Convertible Bond Fund	15,359,912	1,189,311	(452,554)	736,757
Absolute Return Fund	28,527,249	1,230,174	(38,497)	1,191,677
Emerging Market Unconstrained Fixed Income Fund	12,873,461	113,455	(154,160)	(40,705)
Diversified Credit Fund	67,212,807	1,754,802	(482,357)	1,272,445

As of September 30, 2016, the following Fund had capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
Access Capital Community Investment Fund	$11,587,282	2018
	4,011,206	2019

As of September 30, 2016, the Access Capital Community Investment Fund, U.S. Government Money Market Fund, Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Fund, Global Convertible Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Diversified Credit Fund had a short-term capital loss carryforward of $9,726,500, $34,918, $5,487,923, $486,237, $351,306, $581,104, $1,587,062, $0 and $566,147, respectively, and a long-term capital loss carryforward of $10,966,306, $0, $129,403, $121,042, $732,420, $840,032, $0, $47,772 and $717,995, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year capital or ordinary losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2017.

	Deferred Qualified Late-Year Ordinary Losses	Deferred Qualified Late-Year Short-Term Capital Losses	Deferred Qualified Late-Year Long-Term Capital Losses
SMID Cap Growth Fund	$176,178	$ 143,221	$ —
Enterprise Fund	39,129	—	—
Small Cap Core Fund	409,259	2,087,603	1,143,527
Emerging Market Select Bond Fund	504,911	—	—
Absolute Return Fund	3,217,793	16,097,320	8,203,417

4. Commitments

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond may also enter into bridge loan commitments (“commitments”). Commitments may obligate Global High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of June 30, 2017, Global High Yield Bond Fund had no outstanding commitments. In connection with these commitments, Global High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	8/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	8/22/2017

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	8/22/2017

* Print the name and title of each signing officer under his or her signature.